GMO TRUST

SUPPLEMENT DATED JULY 26, 2000 TO
GMO TRUST PROSPECTUS DATED JUNE 30, 2000


     GMO DOMESTIC BOND FUND, GMO U.S. BOND/GLOBAL ALPHA A FUND, GMO U.S. BOND/GLOBAL ALPHA B FUND, GMO INTERNATIONAL BOND FUND, GMO CURRENCY HEDGED INTERNATIONAL BOND FUND, GMO GLOBAL BOND FUND, GMO EMERGING COUNTRY DEBT FUND, GMO SHORT-TERM INCOME FUND AND GMO INFLATION INDEXED BOND FUND
     --------------------------------------------------------------------------

     Notwithstanding references to the contrary in the GMO Trust Prospectus (see, e.g., "Fees and Expenses," "Notes to Fees and Expenses" and "Investment by Fixed Income Funds in GMO Alpha LIBOR Fund"), effective July 26, 2000, the GMO Alpha LIBOR Fund will no longer charge a purchase premium in connection with the purchase of its shares. As a result, none of the above-referenced Funds will pay a purchase premium in connection with the purchase of shares of the GMO Alpha LIBOR Fund.





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                                    GMO TRUST


                       STATEMENT OF ADDITIONAL INFORMATION


                                  June 30, 2000






















This Statement of Additional Information is not a prospectus. It relates to the GMO Trust Prospectus dated June 30, 2000, as amended from time to time thereafter (the "Prospectus"), and should be read in conjunction therewith. Information from the Prospectus is incorporated by reference into this Statement of Additional Information. The Prospectus may be obtained free of charge from GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110, or by calling the Trust collect at (617) 346-7646.
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                                TABLE OF CONTENTS

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
INVESTMENT OBJECTIVES AND POLICIES .....................................       1

DESCRIPTIONS AND RISKS OF FUND INVESTMENTS .............................       1

INVESTMENT RESTRICTIONS ................................................      30

MANAGEMENT OF THE TRUST ................................................      34

INVESTMENT ADVISORY AND OTHER SERVICES .................................      36

PORTFOLIO TRANSACTIONS .................................................      44

DETERMINATION OF NET ASSET VALUE .......................................      46

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES .......................      46

VOTING RIGHTS ..........................................................      48

SHAREHOLDER AND TRUSTEE LIABILITY ......................................      49

BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES ...................      50

DISTRIBUTIONS ..........................................................      69

TAXES ..................................................................      69

PERFORMANCE INFORMATION ................................................      74

INVESTMENT GUIDELINES ..................................................      77

  U. S. EQUITY FUNDS ...................................................      77
  INTERNATIONAL EQUITY FUNDS ...........................................     108
  FIXED INCOME FUNDS ...................................................     147
  ASSET ALLOCATION FUND ................................................     183

COMMERCIAL PAPER AND CORPORATE DEBT RATINGS ............................     187

FINANCIAL STATEMENTS ...................................................     189

SPECIMEN PRICE MAKE-UP SHEETS ..........................................     190


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                       INVESTMENT OBJECTIVES AND POLICIES

      The principal strategies and risks of investing in each Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Funds may be changed without shareholder approval.

                   DESCRIPTIONS AND RISKS OF FUND INVESTMENTS

      The following is a detailed description of the various investment practices in which the Funds may engage and the risks associated with their use. Not all Funds may engage in all practices described below. Please refer to "Fund Objectives and Principal Investment Strategies" in the Prospectus and "Investment Guidelines" in this Statement of Additional Information for determination of which practices a particular Fund may engage in. Investors in Asset Allocation Funds should be aware that the Asset Allocation Funds will indirectly participate in the practices engaged in by the underlying Funds in which the Asset Allocation Funds invest, and will therefore be indirectly subject to all risks associated with those practices.

PORTFOLIO TURNOVER

Portfolio turnover is not a limiting factor with respect to investment decisions for the Funds. The historical portfolio turnover rate for each Fund is shown under the heading "Financial Highlights" in the Prospectus.

In any particular year, market conditions may well result in greater rates of portfolio turnover than are presently anticipated. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the relevant Fund, and may involve realization of capital gains that would be taxable when distributed to shareholders of the relevant Fund unless such shareholders are themselves exempt. See "Distributions and Taxes" in the Prospectus and "Distributions" and "Taxes" in this Statement of Additional Information.

DIVERSIFIED AND NON-DIVERSIFIED PORTFOLIOS

It is a fundamental policy of each of the U.S. Core Fund, the Tobacco-Free Core Fund, the Small Cap Value Fund, the International Core Fund, the International Small Companies Fund, the International Equity Allocation Fund, the World Equity Allocation Fund, the Global (U.S.+) Equity Allocation Fund, and the Global Balanced Allocation Fund, which may not be changed without shareholder approval, that at least 75% of the value of each such Fund's total assets are represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the relevant Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer. Each such Fund is referred to herein as a "diversified" fund.


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
All other Funds are "non-diversified" funds under the Investment Company Act of 1940, as amended (the "1940 Act"), and as such are not required to satisfy the "diversified" requirements stated above. As non-diversified funds, each of these Funds is permitted to (but is not required to) invest a higher percentage of its assets in the securities of fewer issuers. Such concentration could increase the risk of loss to such Funds should there be a decline in the market value of any one portfolio security. Investment in a non-diversified fund may therefore entail greater risks than investment in a diversified fund. All Funds, however, must meet certain diversification standards to qualify as a "regulated investment company" under the Internal Revenue Code of 1986.

CERTAIN RISKS OF FOREIGN INVESTMENTS

GENERAL. Investment in foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign governments and companies and foreign securities markets are less liquid and at times more volatile than comparable U.S. securities and securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in these foreign countries. There are also special tax considerations which apply to securities of foreign issuers and securities principally traded overseas. Investors should also be aware that under certain circumstances, markets which are perceived to have similar characteristics to troubled markets may be adversely affected whether or not similarities actually exist.

EMERGING MARKETS. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular


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
commodities. In addition, custodial services and other costs relating to investment in foreign markets may be more expensive in emerging markets than in many developed foreign markets, which could reduce a Fund's income from such securities. Finally, because publicly traded debt instruments of emerging markets represent a relatively recent innovation in the world debt markets, there is little historical data or related market experience concerning the attributes of such instruments under all economic, market and political conditions.

In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of emerging country debt instruments to make payments on their debt obligations, regardless of their financial condition. In addition, there is a heightened possibility of expropriation or confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. There can be no assurance that adverse political changes will not cause a Fund to suffer a loss of any or all of its investments or, in the case of fixed-income securities, interest thereon.

INVESTMENTS IN ASIA. In addition to the foregoing risks of foreign investments and risks specific to emerging markets, investments by the Trust's International Funds in Asia involve additional risks specific to investment in the region. The region encompasses countries at varying levels of economic development ranging from emerging markets to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may impact other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt crisis or a decline in currency valuation in one country can spread to other countries.

Investments in Asia are susceptible to political and social factors affecting issuers in Asian countries. Some countries have authoritarian or relatively unstable governments. Certain governments in the region provide less supervision and regulation of financial markets than is typical of other emerging markets, and less financial information is available. Restrictions on direct foreign investments in securities markets also exist in some countries. For example, Taiwan permits foreign investment only through authorized qualified foreign institutional investors. The return of Hong Kong to China in 1997 continues to affect the region.

Some countries in the region are heavily dependent upon foreign trade. The economies of some Asian countries are not diversified and are based upon only a few commodities or industries. Markets in some of these countries are in the early stages of development, exhibit a high concentration of market capitalization, have less trading volume, lower liquidity and more volatility than more developed markets.

The region periodically experiences increased market volatility and declines in foreign currency exchange rates. Fluctuation in currency exchange rates can affect a country's ability to service its debt. Currency fluctuation will affect the value of the securities in the Fund's portfolio because the prices of these securities are generally denominated or quoted in currencies other than the U.S. dollar.


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
While the foregoing risks are applicable to any Fund investing in Asia, they will be particularly acute for the Asia Fund and the Japan Fund, which invest primarily in this region.

DIRECT INVESTMENT IN RUSSIAN SECURITIES. Each of the Emerging Markets Fund, Evolving Countries Fund, Foreign Fund, Global Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, International Core Fund, Currency Hedged International Core Fund, Emerging Country Debt Fund and U.S. Bond/Global Alpha A Fund may invest directly in securities of Russian issuers. Investment in securities of such issuers presents many of the same risks as investing in securities of issuers in other emerging market economies, as described in the immediately preceding section. However, the political, legal and operational risks of investing in Russian issuers, and of having assets custodied within Russia, may be particularly acute.

A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of private companies is recorded. When a Fund invests in a Russian issuer, it will receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

SECURITIES LENDING

All of the Funds (except for the Asset Allocation Funds) may make secured loans of portfolio securities amounting to not more than one-third of the relevant Fund's total assets, except for the International Core and Currency Hedged International Core Funds, each of which may make loans of portfolio securities amounting to not more than 25% of their respective total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Manager to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or liquid securities at least equal at all times to the market value of the securities lent. Collateral may be held in shares of other investment companies. The borrower pays to the lending Fund an amount equal to any dividends or interest the Fund would have received had the securities not been lent. If the loan is collateralized by U.S. Government Securities, the Fund will receive a fee from the borrower. In the case of loans collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. The Manager has retained lending agents on behalf of several of the Funds that are compensated based on a percentage of a Fund's return on the securities lending activity. The Fund also pays various fees in connection with such loans including shipping fees and reasonable custodian fees approved by the Trustees of the Trust or persons acting pursuant to direction of the Board.


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
DEPOSITORY RECEIPTS

Many of the Funds may invest in American Depositary Receipts (ADRs), Global Depository Receipts (GDRs) and European Depository Receipts (EDRs) (collectively, "Depository Receipts") if issues of such Depository Receipts are available that are consistent with a Fund's investment objective. Depository Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying securities are denominated or traded. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.

DOMESTIC EQUITY DEPOSITARY RECEIPTS

Many of the Funds may invest in Domestic Equity Depositary Receipts. These instruments represent interests in a unit investment trust ("UIT") that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts ("SPDRs") and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100 Shares are listed on the American Stock Exchange).

Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them. The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of a Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks. Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by a Series could result in losses on Domestic Equity Depositary Receipts.

CONVERTIBLE SECURITIES

A convertible security is a fixed income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but are usually subordinated to similar non-convertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. The Manager regards convertible securities as a form of equity security.

FUTURES AND OPTIONS

Many of the Funds may use futures and options for various purposes. Such transactions may involve options, futures and related options on futures contracts, and those instruments may relate to particular equity and fixed income securities, equity and fixed income indexes, and foreign currencies. The Funds may also enter into a combination of long and short positions (including spreads and straddles) for a variety of investment strategies, including protecting against changes in certain yield relationships.

The use of futures contracts, options contracts and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of futures, options and options on futures, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Losses incurred in transactions in futures, options and options on futures and the costs of these transactions will affect a Fund's performance.

OPTIONS. Many Funds which may use options (1) may enter into contracts giving third parties the right to buy the Fund's portfolio securities for a fixed price at a future date (writing "covered call options"); (2) may enter into contracts giving third parties the right to sell securities to the

Fund for a fixed price at a future date (writing "covered put options"); and (3) may buy the right to purchase securities from third parties ("call options") or the right to sell securities to third parties ("put options") for a fixed price at a future date.
WRITING COVERED OPTIONS. Each Fund may seek to increase its return by writing covered call or put options on optionable securities or indexes. A call option written by a Fund on a security gives the holder the right to buy the underlying security from the Fund at a stated exercise price; a put option gives the holder the right to sell the underlying security to the Fund at a stated exercise price. In the case of options on indexes, the options are usually cash settled based on the difference between the strike price and the value of the index. Each such Fund will receive a premium for writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price and volatility of the underlying security or securities index to the exercise price of the option, the remaining term of the option, supply and demand and interest rates. By writing a call option on a security, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option on a security, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value. In the case of options on an index, if a Fund writes a call, any profit by the Fund in respect of portfolio securities expected to correlate with the index will be limited by an increase in the index above the exercise price of the option. If the Fund writes a put on an index, the Fund may be required to make a cash settlement greater than the premium received if the index declines.
A call option on a security is "covered" if a Fund owns the underlying security or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration earmarked and maintained by the Fund's custodian on the custodian's books and records) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also covered if the Fund holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government Securities or other liquid securities earmarked on the Custodian's books and records. A call option on an index is "covered" if a Fund maintains cash, U.S. Government Securities or other liquid securities with a value equal to the exercise price in a segregated account with its custodian. A put option is "covered" if the Fund's custodian earmarks and maintains cash, U.S. Government Securities or other liquid securities with a value equal to the exercise price, or else holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.
If the writer of an option wishes to terminate its obligation, it may effect a "closing purchase transaction." This is accomplished, in the case of exchange traded options, by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. The writer of an option may not effect a


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
closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that a Fund will be able to effect a closing purchase or a closing sale transaction at any particular time. Also, an over-the-counter option may be closed out only with the other party to the option transaction.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or liquid securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index of securities, any loss resulting from the repurchase of a written call option is likely to be offset in whole or in part by appreciation of the underlying security or securities owned by the Fund.

A Fund may write options in connection with buy-and-write transactions; that is, a Fund may purchase a security and then write a call option against that security. The exercise price of the call the Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upward or downward by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price. In that event, the Fund's return will be the premium received from the put option minus the cost of closing the position or, if it chooses to take delivery of the security, the premium received from the put option minus the amount by which the market price of the security is below the exercise price. Out-of-the-money, at-the-money and in-the-money put options may be used by the Fund in market environments analogous to those in which call options are used in buy-and-write transactions.

The extent to which a Fund will be able to write and purchase call and put options may be restricted by the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code.

RISK FACTORS IN OPTIONS TRANSACTIONS. The option writer has no control over when the underlying securities or futures contract must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. If an option expires unexercised, the writer realizes a gain in the amount of the premium. Such a gain, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security or futures contract during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security or futures contract. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security or futures contract at the exercise price, which will usually exceed the then market value of the underlying security or futures contract.

An exchange-traded option may be closed out only on a national securities exchange ("Exchange") which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund holding the option would have to exercise the option in order to realize any profit. For example, in the case of a written call option, if the Fund is unable to effect a closing purchase transaction in a secondary market (in the case of a listed option) or with the purchaser of the option (in the case of an over-the-counter option), the Fund will not be able to sell the underlying security (or futures contract) until the option expires or it delivers the underlying security (or futures contract) upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange should continue to be exercisable in accordance with their terms.

The Exchanges have established limitations governing the maximum number of options which may be written by an investor or group of investors acting in concert. It is possible that the Funds, the Manager and other clients of the Manager may be considered to be such a group. These position limits may restrict a Fund's ability to purchase or sell options on a particular security.

The amount of risk a Fund assumes when it purchases an option is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed below, the purchase of an option also entails the risk that changes in the value of the underlying security or futures contract will not be fully reflected in the value of the option purchased.

FUTURES. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to pay for and take delivery of the type of financial instrument called for in the contract in a specified delivery month, at a stated price. In some cases, the specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Some futures contracts are "cash settled" (rather than "physically settled," as described above) which means that the purchase price is subtracted from the current market value of the instrument and the net amount if positive is paid to the purchaser, and if negative is paid by the purchaser. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Under U.S. law, futures contracts on individual equity securities are not permitted.
The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. Government Securities or other liquid assets generally not exceeding 5% of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.
In most cases futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, a loss will be realized.

The ability to establish and close out positions on options on futures will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or be maintained.

INDEX FUTURES. Each of the Funds may purchase futures contracts on various securities indexes ("Index Futures"). For example, each of the U.S. Equity Funds may purchase Index Futures on the S&P 500 and on such other domestic stock indexes as the Manager may deem appropriate. The Japan Fund may purchase Index Futures on the Nikkei 225 Stock Average and on the Tokyo Stock Price Index. The International Core Fund, Currency Hedged International Core Fund, Evolving Countries Fund, Foreign Fund, International Small Companies Fund, Asia Fund and Emerging Markets Fund, among others, may each purchase Index Futures on foreign stock indexes, including those which may trade outside the United States. The Domestic Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, U.S. Bond/Global Alpha A Fund, U.S. Bond/Global Alpha B Fund and Inflation Indexed Bond Fund, among others, may each purchase Index Futures on domestic and (except for the Domestic Bond Fund) foreign fixed income securities indexes, including those which may trade outside the United States. A Fund's purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC.

An Index Future may call for "physical delivery" or be "cash settled." An Index Future that calls for physical delivery is a contract to buy an integral number of units of the particular securities index at a specified future date at a price agreed upon when the contract is made. A unit is the value from time to time of the relevant index. While a Fund that purchases an Index Future that calls for physical delivery is obligated to pay the face amount on the stated date, such an Index Future may be closed out on that date or any earlier date by selling an Index Future with the same face amount and contract date. This will terminate the Fund's position and the Fund will realize a profit or a loss based on the difference between the cost of purchasing the original Index Future and the price obtained from selling the closing Index Future. The amount of the profit or loss is determined by the change in the value of the relevant index while the Index Future was held.

For example, if the value of a unit of a particular index were $1,000, a contract to purchase 500 units would be worth $500,000 (500 units x $1,000). The Index Futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the relevant index at the expiration of the contract. For example, if a Fund enters into one futures contract to buy 500 units of an index at a specified future date at a contract price of $1,000 per unit and the index is at $1,010 on that future date, the Fund will gain $5,000 (500 units x gain of $10).

Index Futures that are "cash settled" provide by their terms for settlement on a net basis reflecting changes in the value of the underlying index. Thus, the purchaser of such an Index Future is never obligated to pay the face amount of the contract. The net payment obligation may in fact be very small in relation to the face amount.

A Fund may close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day) with settlement made, in the case of Index Futures on the S&P 500, with the Commodities Clearing House. Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases foreign stock Index Futures.

The price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the Index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Futures relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

INTEREST RATE FUTURES. For the purposes previously described, the Fixed Income Funds may engage in a variety of transactions involving the use of futures with respect to U.S. Government Securities and other fixed income securities.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option-exercise price at any time during the period of the option. Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. See "Foreign Currency Transactions" below for a description of the Funds' use of options on currency futures.

RISK FACTORS IN FUTURES TRANSACTIONS. Investment in futures contracts involves risk. If the futures are used for hedging, some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or currency being hedged. The correlation is higher between price movements of futures contracts and the instrument underlying that futures contract. The correlation is lower when futures are used to hedge securities other than such underlying instrument, such as when a futures contract on an index of securities is used to hedge a single security, a futures contract on one security (e.g., U.S. Treasury bonds) is used to hedge a different security (e.g., a mortgage-backed security) or when a futures contract in one currency is used to hedge a security denominated in another currency. In the event of an imperfect correlation between a futures position and a portfolio position (or anticipated position) which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not always possible to hedge fully or perfectly against currency fluctuations affecting the value of the securities denominated in foreign currencies because the value of such securities also is likely to fluctuate as a result of independent factors not related to currency fluctuations. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

A hedge will not be fully effective where there is such imperfect correlation. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contract.

A Fund may also purchase futures contracts (or options thereon) as an anticipatory hedge against a possible increase in the price of currency in which is denominated the securities the Fund anticipates purchasing. In such instances, it is possible that the currency may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market and/or currency decline or for other reasons, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. Short positions in index futures may be closed out only by entering into a futures contract purchase on the futures exchange on which the index futures are traded.

The successful use of transactions in futures and related options for hedging and risk management also depends on the ability of the Manager to forecast correctly the direction and extent of exchange rate, interest rate and stock price movements within a given time frame. For example, to the extent interest rates remain stable during the period in which a futures contract or option is held by a Fund investing in fixed income securities (or such rates move in a direction opposite to that anticipated), the Fund may realize a loss on the futures transaction which is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the

Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

USES OF OPTIONS, FUTURES AND OPTIONS ON FUTURES

RISK MANAGEMENT. When futures and options on futures are used for risk management, a Fund will generally take long positions (e.g., purchase call options, futures contracts or options thereon) in order to increase the Fund's exposure to a particular market, market segment or foreign currency. For example, if a Fixed Income Fund wants to increase its exposure to a particular fixed income security, the Fund may take long positions in futures contracts on that security. Likewise, if an Equity Fund holds a portfolio of stocks with an average volatility (beta) lower than that of the Fund's benchmark securities index as a whole (deemed to be 1.00), the Fund may purchase Index Futures to increase its average volatility to 1.00. In the case of futures and options on futures, a Fund is only required to deposit the initial and variation margin as required by relevant CFTC regulations and the rules of the contract markets. Because the Fund will then be obligated to purchase the security or index at a set price on a future date, the Fund's net asset value will fluctuate with the value of the security as if it were already included in the Fund's portfolio. Risk management transactions have the effect of providing a degree of investment leverage, particularly when the Fund does not earmark assets equal to the face amount of the contract (i.e., in cash settled futures contracts) since the futures contract (and related options) will increase or decrease in value at a rate which is a multiple of the rate of increase or decrease in the value of the initial and variation margin that the Fund is required to deposit. As a result, the value of the Fund's portfolio will generally be more volatile than the value of comparable portfolios which do not engage in risk management transactions. A Fund will not, however, use futures and options on futures to obtain greater volatility than it could obtain through direct investment in securities; that is, a Fund will not normally engage in risk management to increase the average volatility (beta) of that Fund's portfolio above 1.00, the level of risk (as measured by volatility) that would be present if the Fund were fully invested in the securities comprising the relevant index. However, a Fund may invest in futures and options on futures without regard to this limitation if the face value of such investments, when aggregated with the Index Futures, equity swaps and contracts for differences as described below does not exceed 10% of a Fund's assets.

HEDGING. To the extent indicated elsewhere, a Fund may also enter into options and futures contracts and buy and sell options on futures for hedging. For example, if a Fund wants to hedge certain of its fixed income securities against a decline in value resulting from a general increase in market rates of interest, it might sell futures contracts with respect to fixed income securities or indexes of fixed income securities. If the hedge is effective, then should the anticipated change in market rates cause a decline in the value of the Fund's fixed income security, the value of the futures contract should increase. Likewise, a Fund may sell equity index futures if the Fund wants to hedge its equity securities against a general decline in the relevant equity market(s). The Funds may also use futures contracts in anticipatory hedge transactions by taking a long position in a futures contract with respect to a security, index or foreign currency that a Fund intends to purchase (or whose value is expected to correlate closely with the security or currency to be purchased) pending receipt of cash from other transactions to be used for the actual purchase. Then if the cost of the security or foreign currency to be purchased by the Fund increases and if the anticipatory hedge is effective, that increased cost should be offset, at least in part, by the value of the futures contract. Options on futures contracts may be used for hedging as well. For example, if the value of a fixed-income security in a Fund's portfolio is expected to decline as a result of an increase in rates, the Fund might purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, for anticipatory hedging, the Fund may purchase call options or write put options as a substitute for the purchase of futures contracts. See "Foreign Currency Transactions" below for more information regarding the currency hedging practices of certain Funds.

INVESTMENT PURPOSES. To the extent indicated elsewhere, a Fund may also enter into futures contracts and buy and sell options thereon for investment. For example, a Fund may invest in futures when its Manager believes that there are not enough attractive securities available to maintain the standards of diversity and liquidity set for a Fund pending investment in such securities if or when they do become available. Through this use of futures and related options, a Fund may diversify risk in its portfolio without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. This use may also permit a Fund to avoid potential market and liquidity problems (e.g., driving up the price of a security by purchasing additional shares of a portfolio security or owning so much of a particular issuer's stock that the sale of such stock depresses that stock's price) which may result from increases in positions already held by the Fund.

When any Fund purchases futures contracts for investment, the Fund's custodian will earmark and maintain cash, U.S. Government Securities or other liquid securities in an amount which, together with the initial and variation margin deposited on the futures contracts, is equal to the face value of the futures contracts at all times while the futures contracts are held.

Incidental to other transactions in fixed income securities, for investment purposes a Fund may also combine futures contracts or options on fixed income securities with cash, cash equivalent investments or other fixed income securities in order to create "synthetic" bonds which approximate desired risk and return profiles. This may be done where a "non-synthetic" security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain foreign governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to foreign withholding taxes). A Fund may also purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security which approximates desired risk and return characteristics where the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics. For greater detail, see "Foreign Currency

Transactions" below. When a Fund creates a "synthetic" bond with a futures contract, the Fund's custodian will earmark and maintain cash, U.S. Government Securities or other liquid securities with a value at least equal to the face amount of the futures contract (less the amount of any initial or variation margin on deposit).

SYNTHETIC SALES AND PURCHASES. Futures contracts may also be used to reduce transaction costs associated with short-term restructuring of a Fund's portfolio. For example, if a Fund's portfolio includes stocks of companies with medium-sized equity capitalization and, in the opinion of the Manager, such stocks are likely to underperform larger capitalization stocks, the Fund might sell some or all of its mid-capitalization stocks, buy large capitalization stocks with the proceeds and then, when the expected trend had played out, sell the large capitalization stocks and repurchase the mid-capitalization stocks with the proceeds. In the alternative, the Fund may use futures to achieve a similar result with reduced transaction costs. In that case, the Fund might simultaneously enter into short futures positions on an appropriate index (e.g., the S&P Mid Cap 400 Index) (to synthetically "sell" the stocks in the Fund) and long futures positions on another index (e.g., the S&P 500) (to synthetically "buy" the larger capitalization stocks). When the expected trend has played out, the Fund would then close out both futures contract positions. A Fund will only enter into these combined positions if (1) the short position (adjusted for historic volatility) operates as a hedge of existing portfolio holdings, (2) the face amount of the long futures position is less than or equal to the value of the portfolio securities that the Fund would like to dispose of, (3) the contract settlement date for the short futures position is approximately the same as that for the long futures position and (4) the Fund's custodian earmarks and maintains an amount of cash, U.S. Government Securities or other liquid assets whose value, marked-to-market daily, is equal to the Fund's current obligations in respect of the long futures contract positions. If a Fund uses such combined short and long positions, in addition to possible declines in the values of its investment securities, the Fund may also suffer losses associated with a securities index underlying the long futures position underperforming the securities index underlying the short futures position. However, the Manager will enter into these combined positions only if the Manager expects that, overall, the Fund will perform as if it had sold the securities hedged by the short position and purchased the securities underlying the long position. A Fund may also use swaps and options on futures to achieve the same objective.

Limitations on the Use of Options and Futures Portfolio Strategies. As noted above, the Funds may use futures contracts and related options for hedging and, in some circumstances, for risk management or investment but not for speculation. Thus, except when used for risk management or investment, each such Fund's long futures contract positions (less its short positions) together with the Fund's cash (i.e., equity or fixed income) positions will not exceed the Fund's total net assets.

The Funds' ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to currencies are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, each Fund's ability to engage in options and futures transactions may be limited by tax considerations.

SWAP CONTRACTS AND OTHER TWO-PARTY CONTRACTS
Many of the Funds may use swap contracts and other two-party contracts for the same or similar purposes as they may use options, futures and related options.

SWAP CONTRACTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange returns (or differentials in rates of return) calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. A Fund will usually enter into swaps on a net basis, i.e., the two returns are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two returns.

INTEREST RATE AND CURRENCY SWAP CONTRACTS. Interest rate swaps involve the exchange of the two parties' respective commitments to pay or receive interest on a notional principal amount (e.g. an exchange of floating rate payments for fixed rate payments). Currency swaps involve the exchange of the two parties' respective commitments to pay or receive fluctuations with respect to a notional amount of two different currencies (e.g., an exchange of payments with respect to fluctuations in the value of the U.S. dollar relative to the Japanese yen).

CREDIT DEFAULT SWAPS. Credit default swaps are used to limit or reduce risk exposure of the GMO Funds (primarily GMO Emerging Country Debt Fund and other Fixed Income Funds that invest a portion of their assets in emerging market debt) against events of default by issuers of emerging market debt. With these instruments, GMO Funds pay what is, in effect, an insurance premium and, in return, have the right to put forth certain bonds or loans upon issuer default (or similar events) and to receive in return the par value of those bonds or loans.

EQUITY SWAP CONTRACTS AND CONTRACTS FOR DIFFERENCES. Equity swap contracts involve the exchange of one party's obligation to pay the loss, if any, with respect to a notional amount of a particular equity index (e.g., the S&P 500 Index) plus interest on such notional amount at a designated rate (e.g., the London Inter-Bank Offered Rate) in exchange for the other party's obligation to pay the gain, if any, with respect to the notional amount of such index.

If a Fund enters into a long equity swap contract, the Fund's net asset value will fluctuate as a result of changes in the value of the equity index on which the equity swap is based as if it had purchased the notional amount of securities comprising the index. The Funds will not use long equity swap contracts to obtain greater volatility than it could obtain through direct investment in securities; that is, a Fund will not normally enter into an equity swap contract to increase the volatility (beta) of the Fund's portfolio above 1.00, the volatility that would be present in the stocks comprising the Fund's benchmark index. However, a Fund may invest in long equity swap contracts without regard to this limitation if the notional amount of such equity swap contracts, when aggregated with the Index Futures as described above and the contracts for differences as described below, does not exceed 10% of a Fund's net assets.

Contracts for differences are swap arrangements in which a Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or "baskets" of securities. As to one of the baskets, the Fund's return is based on theoretical, long futures positions in the securities comprising that basket (with an aggregate face value equal to the notional amount of the contract for differences) and as to the other basket, the Fund's return is based on theoretical short futures positions in the securities comprising the basket. The Fund may also use actual long and short futures positions to achieve the same market exposure(s) as contracts for differences where payment obligations of the two legs of the contract are netted and thus based on changes in the relative value of the baskets of securities rather than on the aggregate change in the value of the two legs. The Funds will only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long leg will outperform the basket constituting the short leg. However, it is possible that the short basket will outperform the long basket -- resulting in a loss to the Fund, even in circumstances when the securities in both the long and short baskets appreciate in value.

Except for instances in which a Fund elects to obtain leverage up to the 10% limitation mentioned above, a Fund's custodian will earmark and maintain cash, U.S. Government Securities or other liquid securities in an amount equal to the aggregate of net payment obligations on its swap contracts and contracts for differences, marked to market daily.

A Fund may enter into swaps and contracts for differences for hedging, investment and risk management. When using swaps for hedging, a Fund may enter into an interest rate, currency or equity swap, as the case may be, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities. For risk management or investment purposes a Fund may also enter into a contract for differences in which the notional amount of the theoretical long position is greater than the notional amount of the theoretical short position. A Fund will not normally enter into a contract for differences to increase the volatility (beta) of the Fund's portfolio above 1.00. However, a Fund may invest in contracts for differences without regard to this limitation if the aggregate amount by which the theoretical long positions of such contracts exceed the theoretical short positions of such contracts, when aggregated with the Index Futures and equity swap contracts as described above, does not exceed 10% of a Fund's net assets.

INTEREST RATE CAPS, FLOORS AND COLLARS. The Funds may use interest rate caps, floors and collars for the same purposes or similar purposes as they use interest rate futures contracts and related options. Interest rate caps, floors and collars are similar to interest rate swap contracts because the payment obligations are measured by changes in interest rates as applied to a notional amount and because they are individually negotiated with a specific counterparty. The purchase of an interest rate cap entitles the purchaser, to the extent that a specific index exceeds a specified interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. The purchase of an interest rate collar entitles the purchaser, to the extent that a specified index exceeds or falls below two specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate collar. Except when using such contracts for risk management, each Fund's custodian will earmark and maintain cash, U.S. Government Securities or other liquid securities in an amount at least equal to its obligations, if any, under interest rate cap, floor and collar arrangements. As with futures contracts, when a Fund uses notional amount contracts for risk management it is only required to earmark and maintain on the custodian's books and records assets equal to its net payment obligation, not the notional amount of the contract. In those cases, the notional amount contract will have the effect of providing a degree of investment leverage similar to the leverage associated with non-earmarked futures contracts. The Funds' use of interest rate caps, floors and collars for the same or similar purposes as those for which they use futures contracts and related options presents the same risks and similar opportunities as those associated with futures and related options. Because caps, floors and collars are recent innovations for which standardized documentation has not yet been developed they are deemed by the SEC to be relatively illiquid investments which are subject to a Fund's limitation on investment in illiquid securities. See "Illiquid Securities" below.

RISK FACTORS IN SWAP CONTRACTS, OTC OPTIONS AND OTHER TWO-PARTY CONTRACTS. A Fund may only close out a swap, contract for differences, cap, floor or collar or OTC option with the particular counterparty. Also, if the counterparty defaults, a Fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to swap contracts. The Manager will closely monitor, subject to the oversight of the Trustees, the creditworthiness of contract counterparties, and a Fund will not enter into any swaps, caps, floors or collars, unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated at least A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") at the time of entering into such transaction or if the counterparty has comparable credit as determined by the Manager. However, the credit of the counterparty may be adversely affected by larger-than-average volatility in the markets, even if the counterparty's net market exposure is small relative to its capital. The management of caps, floors, collars and swaps may involve certain difficulties because the characteristics of many derivatives have not been observed under all market conditions or through a full market cycle.

ADDITIONAL REGULATORY LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS, INTEREST RATE FLOORS, CAPS AND COLLARS AND INTEREST RATE AND CURRENCY SWAP CONTRACTS. In accordance with CFTC regulations, investments by any Fund in futures contracts and related options for purposes other than bona fide hedging are limited such that the aggregate amount that a Fund may commit to initial margin on such contracts or time premiums on such options may not exceed 5% of that Fund's net assets.

The Manager and the Trust do not believe that the Fund's respective obligations under equity swap contracts, reverse equity swap contracts or Index Futures are senior securities and, accordingly, the Fund will not treat them as being subject to its borrowing restrictions. However, the net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap contract will be accrued on a daily basis and an amount of cash, U.S.

Government Securities or other liquid obligations having an aggregate market value at least equal to the accrued excess will be earmarked and maintained on the books and records of the Fund's custodian. Likewise, when a Fund takes a short position with respect to an Index Futures contract the position must be covered or the Fund's custodian must earmark and maintain at all times while that position is held, cash, U.S. Government Securities or other liquid obligations in an amount which, together with the initial margin deposit on the futures contract, is equal to the current delivery or cash settlement value.

If, for risk management purposes, a Fund uses futures contracts, related written options, interest rate floors, caps and collars and interest rate and currency swap contracts that have not been earmarked on the books and records of the Fund's custodian, the Fund's use of any or all of such practices is limited to no more than 10% of a Fund's total net assets when aggregated with such Fund's traditional borrowings in accordance with SEC pronouncements. This 10% limitation applies to the face amount of futures contracts and related options that are not earmarked and to the amount of a Fund's net payment obligation that is not earmarked in the case of interest rate floors, caps and collars and interest rate and currency swap contracts.

FOREIGN CURRENCY TRANSACTIONS

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. For example, uncertainty surrounds the introduction of the "euro" (a common currency unit for the European Union) which occurred in January 1999. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Funds that are permitted to invest in securities denominated in foreign currencies may buy or sell foreign currencies, deal in forward foreign currency contracts, currency futures contracts and related options and options on currencies. These Funds may use such currency instruments for hedging, investment or currency risk management. Currency risk management may include taking active currency positions relative to both the securities portfolio of the Fund and the Fund's performance benchmark.

Forward foreign currency contracts are contracts between two parties to purchase and sell a specific quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. Options on currency futures contracts give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. Options on currencies give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period.

The Funds may enter into forward contracts for hedging under three circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

Second, when the Manager of a Fund believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Maintaining a match between the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

Third, the Funds may engage in currency "cross hedging" when, in the opinion of the Manager, the historical relationship among foreign currencies suggests that the Funds may achieve the same protection for a foreign security at reduced cost through the use of a forward foreign currency contract relating to a currency other than the U.S. dollar or the foreign currency in which the security is denominated. By engaging in cross hedging transactions, the Funds assume the risk of imperfect correlation between the subject currencies. These practices may present risks different from or in addition to the risks associated with investments in foreign currencies.

A Fund is not required to enter into hedging transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Manager. By entering into the above hedging transactions, the Funds may be required to forego the benefits of advantageous changes in the exchange rates.

Each of these Funds may also enter into foreign currency forward contracts for investment and currency risk management. When a Fund uses currency instruments for such purposes, the foreign currency exposure of the Fund may differ substantially from the currencies in which the Fund's investment securities are denominated. However, a Fund's aggregate foreign currency exposure will not normally exceed 100% of the value of the Fund's securities, except that a Fund may use currency instruments without regard to this limitation if the amount of such excess, when aggregated with futures contracts, equity swap contracts and contracts for differences used in similar ways, does not exceed 10% of a Fund's net assets. The U.S. Bond/Global Alpha A Fund, U.S. Bond/Global Alpha B Fund, International Bond Fund, the Currency Hedged International Bond Fund, the Global Bond Fund and the Emerging Country Debt Fund, among others, may each also enter into foreign currency forward contracts to give fixed income securities denominated in one currency (generally the U.S. dollar) the risk characteristics of similar securities denominated in another currency as described above under "Uses of Options,

Futures and Options on Futures -- Investment Purposes" or for risk management in a manner similar to such Funds' use of futures contracts and related options.

Except to the extent that the Funds may use such contracts for risk management, whenever a Fund enters into a foreign currency forward contract, other than a forward contract entered into for hedging, the Fund's custodian will earmark and maintain cash, U.S. Government Securities or other liquid securities with a value, marked to market daily, equal to the amount of the currency required to be delivered. A Fund's ability to engage in forward contracts may be limited by tax considerations.

A Fund may use currency futures contracts and related options and options on currencies for the same reasons for which it uses currency forwards. Except to the extent that the Funds may use futures contracts and related options for risk management, a Fund will, so long as it is obligated as the writer of a call option on currency futures, own on a contract-for-contract basis an equal long position in currency futures with the same delivery date or a call option on currency futures with the difference, if any, between the market value of the call written and the market value of the call or long currency futures purchased and maintained by the Fund in cash or other liquid assets earmarked on the books and records of the Fund's custodian. If at the close of business on any day the market value of the call purchased by a Fund falls below 100% of the market value of the call written by the Fund, the Fund's custodian will earmark and maintain an amount of cash or other liquid assets equal in value to the difference. Alternatively, the Fund may cover the call option by owning securities denominated in the currency with a value equal to the face amount of the contract(s) or through earmarking and maintaining with the custodian an amount of the particular foreign currency equal to the amount of foreign currency per futures contract option times the number of options written by the Fund.

REPURCHASE AGREEMENTS

A Fund may enter into repurchase agreements with banks and broker-dealers by which the Fund acquires a security (usually an obligation of the Government where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually not more than a week) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-on price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the relevant Fund to expenses, delays and risks of loss including: (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in attempted enforcement.

DEBT AND OTHER FIXED INCOME SECURITIES GENERALLY

Debt and Other Fixed Income Securities include fixed income securities of any maturity, although, under normal circumstances, a Fixed Income Fund (other than the Short-Term Income

Fund) will only invest in a security if, at the time of such investment, at least 65% of its total assets will be comprised of bonds, as defined in the Prospectus. Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers.

Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest. Obligations of issuers are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Fixed income securities denominated in foreign currencies are also subject to the risk of a decline in the value of the denominating currency.

Because interest rates vary, it is impossible to predict the future income of a Fund investing in such securities. The net asset value of each Fund's shares will vary as a result of changes in the value of the securities in its portfolio and will be affected by the absence and/or success of hedging strategies.

TEMPORARY HIGH QUALITY CASH ITEMS

Many of the Funds may temporarily invest a portion of their assets in cash or cash items pending other investments or in connection with the earmarking and maintenance of such assets on the custodian's books and records. These cash items must be of high quality and may include a number of money market instruments such as securities issued by the United States government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. By investing only in high quality money market securities a Fund may seek to minimize credit risk with respect to such investments. The Short-Term Income Fund may invest a substantial portion of its assets in these instruments, but is not subject to the quality, duration and other requirements of money market funds.

U.S. GOVERNMENT SECURITIES AND FOREIGN GOVERNMENT SECURITIES

U.S. Government Securities include securities issued or guaranteed by the U.S. government or its authorities, agencies or instrumentalities. Foreign Government Securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies or instrumentalities or by supra-national agencies. U.S. Government Securities and Foreign Government Securities have different kinds of government support. For example, some U.S. Government Securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. Similarly, some Foreign Government Securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. In the case of certain countries, Foreign Government Securities may involve varying degrees of credit risk as a result of financial or political inability of a Fund to enforce its rights against the foreign government issuer.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies' activities, and include such entities as the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

Like other fixed income securities, U.S. Government Securities and Foreign Government Securities are subject to market risk and their market values fluctuate as interest rates change. Thus, for example, the value of an investment in a Fund which holds U.S. Government Securities or Foreign Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities and Foreign Government Securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in U.S. Government Securities and Foreign Government Securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government Securities and Foreign Government Securities. These certificates of accrual and similar instruments may be more volatile than other government securities.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES

Mortgage-backed and other asset-backed securities may be issued by the U.S. government, its agencies or instrumentalities, or by non-governmental issuers. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Prepayments occur when the mortgagor on an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying mortgages, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, there can be no certainty as to the predicted yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate and a Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital loss because the premium may not have been fully amortized at the time the obligation was prepaid. As a result of these principal prepayment features, the values of mortgage-backed securities generally fall when interest rates rise, but their potential for capital appreciation in periods of falling interest rates is limited because of the prepayment feature. The mortgage-backed securities purchased by a Fund may include Adjustable Rate Securities as such term is defined in "Adjustable Rate Securities" below.

Other "asset-backed securities" include securities backed by pools of automobile loans, educational loans and credit card receivables. Mortgage-backed and asset-backed securities of non-governmental issuers involve prepayment risks similar to those of U.S. government guaranteed mortgage-backed securities and also involve risk of loss of principal if the obligors of the underlying obligations default in payment of the obligations.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"): STRIPS AND RESIDUALS. A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued in multiple classes or series which have different maturities representing interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its stated maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

CMOs include securities ("Residuals") representing the interest in any excess cash flow and/or the value of any collateral remaining on mortgages or mortgage-backed securities from the payment of principal of and interest on all other CMOs and the administrative expenses of the issuer. Residuals have value only to the extent income from such underlying mortgages or mortgage-backed securities exceeds the amount necessary to satisfy the issuer's debt obligations represented by all other outstanding CMOs.

CMOs also include certificates representing undivided interests in payments of interest-only or principal-only ("IO/PO Strips") on the underlying mortgages. IO/PO Strips and Residuals tend to be more volatile than other types of securities. IO Strips and Residuals also involve the additional risk of loss of a substantial portion of or the entire value of the investment if the underlying securities are prepaid. In addition, if a CMO bears interest at an adjustable rate, the cash flows on the related Residual will also be extremely sensitive to the level of the index upon which the rate adjustments are based.

ADJUSTABLE RATE SECURITIES

Adjustable rate securities are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. They may be U.S. Government Securities or securities of other issuers. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rates on adjustable rate securities may lag changes in prevailing market interest rates. Also, some adjustable rate securities (or, in the case of securities backed by mortgage loans, the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

LOWER RATED SECURITIES

Certain Funds may invest some or all of their assets in securities rated below investment grade (that is, rated below BBB by Standard & Poor's or below Baa by Moody's) at the time of purchase, including securities in the lowest rating categories, and comparable unrated securities ("Lower Rated Securities"). A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although the Manager will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.

Lower Rated Securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed income securities. Lower Rated Securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a Fund investing in Lower Rated Securities may be more dependent on the Manager's own credit analysis than is the case with higher quality bonds. The market for Lower Rated Securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for Lower Rated Securities. This reduced liquidity at certain times may affect the values of these securities and may make the valuation and sale or these securities more difficult. Securities of below investment grade quality are commonly referred to as "junk bonds." Securities in the lowest rating categories may be in poor standing or in default. Securities in the lowest investment grade category (BBB or Baa) have some speculative characteristics. See "Commercial Paper and Corporate Debt Ratings" below for more information concerning commercial paper and corporate debt ratings.

BRADY BONDS

Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructuring under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in Mexico, Uruguay, Venezuela, Costa Rica, Argentina, Nigeria, the Philippines and other countries.

Brady Bonds may be collateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.

Brady Bonds are often viewed as having three or four valuation components: any collateralized repayment of principal at final maturity; any collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of

Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

ZERO COUPON SECURITIES

A Fund investing in "zero coupon" fixed income securities is required to accrue interest income on these securities at a fixed rate based on the initial purchase price and the length to maturity, but these securities do not pay interest in cash on a current basis. Each Fund is required to distribute the income on these securities to its shareholders as the income accrues, even though that Fund is not receiving the income in cash on a current basis. Thus, each Fund may have to sell other investments to obtain cash to make income distributions. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity. Zero coupon securities include IO and PO strips.

INDEXED SECURITIES

Indexed Securities are securities the redemption values and/or the coupons of which are indexed to the prices of a specific instrument or statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

Indexed securities in which each Fund may invest include so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple of the rate at which fixed-rate long-term securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed rate securities.

Certain Funds may invest in inflation indexed securities issued by the U.S. Treasury, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value which has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Certain Funds may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation indexed bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds.

Although these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may result in a decline in value. If interest rates rise due to reasons other than inflation (such as changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The U.S. Treasury has a relatively brief history of issuing inflation indexed bonds. As such, there is no trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Certain foreign governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation indexed bonds, and there may be a more liquid market in certain of these countries for these securities.

The periodic adjustment of U.S. inflation indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. In addition, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Coupon payments received by a Fund from inflation indexed bonds will be includable in the Fund's gross income in the period in which they accrue. In addition, any increase in the principal amount of an inflation indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

The Fund may invest in fixed income securities (including convertible securities) of any maturity, although under normal market conditions at least 65% of the Fund's total assets will be comprised of inflation indexed "bonds" as such term is defined above. Fixed income securities include securities issued by federal, state, local and foreign governments, and a wide range of private issuers.

A Fund's investments in indexed securities, including inflation indexed securities, may create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. See "Distributions and Taxes in the Prospectus" and "Distributions" and "Taxes" in this Statement of Additional Information.

FIRM COMMITMENTS

A firm commitment agreement is an agreement with a bank or broker-dealer for the purchase of securities at an agreed-upon price on a specified future date. A fund may enter into firm commitment agreements with such banks and broker-dealers with respect to any of the instruments eligible for purchase by the Fund. A Fund will only enter into firm commitment arrangements with banks and broker-dealers which the Manager determines present minimal credit risks. Each such Fund's custodian will earmark and maintain cash, U.S. Government Securities or other liquid securities in an amount equal to the Fund's obligations under firm commitment agreements.

LOANS, LOAN PARTICIPATIONS AND ASSIGNMENTS

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to a Fund's policies regarding the quality of debt securities.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating agency and yield could be adversely affected. Loans that are fully secured offer the Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of emerging countries will also involve a risk that the governmental entities responsible for repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

When investing in a loan participation, a Fund will typically have the right to receive payments only from the lender to the extent the lender receives payments from the borrower, and not from the borrower itself. Likewise, a Fund typically will be able to enforce its rights only through the lender, and not directly against the borrower. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the participation.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as a co-lender. In the case of a loan participation, direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, a Fund may rely on the Manager's research to attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so. A Fund's custodian will earmark and maintain appropriate liquid assets to cover the Fund's potential obligations under standby financing commitments.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

Certain Funds may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.

Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

A Fund which makes such investments will earmark and maintain on its custodian's books and records cash, U.S. Government Securities or other liquid assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are not considered borrowings by a Fund for purposes of a Fund's fundamental investment restriction with respect to borrowings.


ILLIQUID SECURITIES

Each Fund may purchase (or in the case of the Asset Allocation Funds, gain exposure through investment in underlying Funds) "illiquid securities," i.e., securities which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment, which include securities whose disposition is restricted by securities laws, so long as no more than 15% (or, in the case of the Foreign Fund only, 10%) of net assets would be invested in such illiquid securities. Each Fund currently intends to invest in accordance with the SEC staff view that repurchase agreements maturing in more than seven days are illiquid securities. It is possible that certain over-the-counter options and securities serving as cover for over-the-counter options may be deemed, under certain circumstances, to be illiquid securities. While the Trust does not agree with this view, it will operate in accordance with any relevant formal guidelines adopted by the SEC.

In addition, the SEC staff may, under certain circumstances, consider equity swap contracts, caps, floors and collars to be illiquid securities. Consequently, to the extent the SEC staff maintains this position, the Fund will not enter into an equity swap contract or a reverse equity swap contract or purchase a cap, floor or collar if, as a result of the investment, the total value (i.e., marked-to-market value) of such investments (without regard to their notional amount) together with that of all other illiquid securities which the Fund owns would exceed 15% (or, in the case of the Foreign Fund only, 10%) of the Fund's net assets.

                             INVESTMENT RESTRICTIONS

Fundamental Restrictions:

Without a vote of the majority of the outstanding voting securities of the relevant Fund, the Trust will not take any of the following actions with respect to any Fund as indicated:

(1) Borrow money except under the following circumstances: (i) Each Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) Each Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; (iii) Each Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that a Fund's custodian earmarks and maintains cash and/or high grade debt securities equal in value to its obligations in respect of these transactions. Under current pronouncements of the SEC staff, such transactions are not treated as senior securities so long as and to the extent that the Fund's custodian earmarks and maintains liquid assets, such as cash, U.S. Government Securities or other appropriate assets equal in value to its obligations in respect of these transactions; notwithstanding the foregoing, the Japan Fund may not borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes, and which borrowings will be repaid before any additional investments are purchased.

(2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

(3) Make short sales of securities or maintain a short position for the Fund's account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

(4) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

(5) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

(6) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities. Loans of portfolio securities may be made with respect to up to 100% of a Fund's total assets in the case of each Fund (except the International Core and Currency Hedged International Core Funds), and with respect to not more than 25% of total assets in the case of each of the International Core and Currency Hedged International Core Funds.

(7) With respect to all Funds except for the Intrinsic Value Fund, invest in securities of any issuer if, to the knowledge of the Trust, officers and Trustees of the Trust and officers and members of Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") who beneficially own more than 1/2 of 1% of the securities of that issuer together beneficially own more than 5%.

(8) Concentrate more than 25% of the value of its total assets in any one industry (except that the Short-Term Income Fund may invest up to 100% of its assets in obligations issued by banks, and the REIT Fund may invest more than 25% of its assets in real estate-related securities).

(9) Purchase or sell commodities or commodity contracts, except that the Funds (other than the Short-Term Income Fund) may purchase and sell financial futures contracts and options thereon.

(10) Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC. The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements and standby commitment agreements fall within the functional meaning of the term "evidence of indebtedness," the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if a Fund covers such securities by earmarking and maintaining certain assets on the books and records of the Fund's custodian. Similarly, so long as such earmarked assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets permitted by Non-Fundamental Restriction (4) below; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin permitted by Non-Fundamental Restriction (4) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.

(11) With respect to the Tobacco-Free Core Fund only, invest in (a) securities which at the time of such investment are not readily marketable, (b) securities the disposition of which is restricted under federal securities laws, and (c) repurchase agreements maturing in more than seven days if, as a result, more than 10% of the Fund's total assets (taken at current value) would then be invested in securities described in (a), (b) and (c) above.

(12) With respect to the Japan Fund only, (i) own greater than 10% of the outstanding voting securities of any single issuer; or (ii) pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund's total assets (taken at cost) and then only to secure permitted borrowings (for purposes of this restriction, collateral arrangements with respect to the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets).

Non-Fundamental Restrictions:

It is contrary to the present policy of all the Funds, which may be changed by the Trustee without shareholder approval, to:

(1) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

(2) Make investments for the purpose of gaining control of a company's management.

(3) Invest more than 15% of net assets in illiquid securities. The securities currently thought to be included as "illiquid securities" are restricted securities under the Federal securities laws (including illiquid securities traded under Rule 144A), repurchase agreements and securities that are not readily marketable. To the extent the Trustees determine that restricted securities traded under Section 4(2) or Rule 144A under the Securities Act of 1933 are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

(4) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 33-1/3% of the Fund's total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be a pledge or encumbrance.)

(5) With respect to the Foreign Fund only, to (i) invest in interests of any general partnership, (ii) utilize margin or other borrowings to increase market exposure (such prohibition shall extend to the use of cash collateral obtained in exchange for loaned securities but does not prohibit the use of margin accounts for permissible futures trading; further, the Fund may borrow an amount equal to cash receivable from sales of stocks or securities the settlement of which is deferred under standard practice in the country of sale), (iii) pledge or otherwise encumber its assets, and (iv) invest more than 5% of its assets in any one issuer (except Government securities and bank certificates of deposit).

Except as indicated above in Fundamental Restriction (1), all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The phrase "shareholder approval," as used in the Prospectus and in this Statement of Additional Information, and the phrase "vote of a majority of the outstanding voting securities," as used herein with respect to a Fund, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of that Fund, or (2) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except for policies that are explicitly described as fundamental in the Prospectus or this Statement of Additional Information, the investment policies of each Fund (including all policies, restrictions and limitations set forth in the "Investment Guidelines") may be changed by the Trust's Trustees without the approval of shareholders.

                             MANAGEMENT OF THE TRUST

         Subject to the provisions of the GMO Declaration of Trust, the business of the GMO Trust (the "Trust"), an open-end management investment company, shall be managed by the Trustees, and they shall have all powers necessary or convenient to carry out that responsibility including the power to engage in securities transactions of all kinds on behalf of the Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust and may amend and repeal them to the extent that such By-Laws do not reserve that right to the Shareholders; fill vacancies in or remove from their number (including any vacancies created by an increase in the number of Trustees); remove from their number with or without cause; elect and remove such officers and appoint and terminate such agents as they consider appropriate; appoint from their own number and terminate one or more committees consisting of two or more Trustees which may exercise the powers and authority of the Trustees to the extent that the Trustees determine; employ one or more custodians of the assets of the Trust and authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; retain a transfer agent or a shareholder servicing agent, or both; provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise; set record dates for the determination of Shareholders with respect to various matters; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian or underwriter.

         The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

         R. JEREMY GRANTHAM* (D.O.B. 10/6/38). President-Quantitative and Chairman of the Trustees of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         JAY O. LIGHT (D.O.B. 10/3/41). Trustee of the Trust. Professor of Business Administration, Harvard University; Senior Associate Dean, Harvard University (1988-1992).

         EYK DEL MOL VAN OTTERLOO (D.O.B. 2/27/37). President-International of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         RICHARD MAYO (D.O.B. 6/18/42). President-U.S. Active of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.


         SUSAN RANDALL HARBERT (D.O.B. 4/25/57). Chief Financial Officer and Treasurer of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         WILLIAM R. ROYER, ESQ. (D.O.B. 7/20/65). Vice President of the Trust. General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC.

         ROBERT V. BROKAW, JR. (D.O.B. 10/7/43). Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC. Research Analyst, GMO Renewable Resources LLC (July 1999 - present).

         SCOTT ESTON (D.O.B. 1/20/56). Vice President of the Trust. Chief Financial Officer, Member, Grantham, Mayo, Van Otterloo & Co. LLC (September 1997 - present). Senior Partner, Coopers & Lybrand (1987-1997).

         ANNE STETSON (D.O.B. 8/7/62) Vice President of the Trust. Associate General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (May 1998-present). Legal Counsel, Fidelity Investments (January 1995-April
         1998).

         ELAINE M. HARTNETT, ESQ. (D.O.B. 2/18/45). Vice President and Clerk of the Trust. Associate General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (June 1999-present). Associate/Junior Partner, Hale and Dorr LLP, Boston, Massachusetts (1991-1999).

         BRENT ARVIDSON (D.O.B. 6/26/69). Assistant Treasurer of the Trust. Senior Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 1997-present). Senior Financial Reporting Analyst, John Hancock Funds (August 1996-September 1997). Account Supervisor/Senior Account Specialist, Investors Bank and Company (June 1993-August 1996).

*Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC ("GMO" or the "Manager"), as defined by the 1940 Act.

         The mailing address of each of the officers and Trustees is c/o GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110. Except as set forth below, as of June 6, 2000, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of each Fund of the Trust.


                                                                                           AGGREGATE
                         FUND                                 CLASS                   OWNERSHIP INTEREST
                         ----                                 -----                   ------------------
Asia Fund                                                      III                           3.83%

Small Cap Value Fund                                           III                           1.28%

Emerging Country Debt Fund                                     III                           1.20%

Emerging Markets Fund                                          III                           1.09%

Evolving Countries Fund                                        III                           3.34%


Global Hedged Equity Fund                                      III                           6.11%

Growth Fund                                                    III                           1.16%

Inflation Indexed Bond Fund                                    III                           2.34%

Japan Fund                                                     III                           1.67%

REIT Fund                                                      III                           2.98%

Small Cap Growth Fund                                          III                           2.01%

Short Term Income Fund                                         III                           5.87%

         Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

         Other than as set forth in the table below, no Trustee or officer of the Trust receives any direct compensation from the Trust or any series thereof:


                NAME OF PERSON,                       TOTAL ANNUAL COMPENSATION
                  POSITION                                FROM THE TRUST
                  --------                                --------------
              Harvey R. Margolis, Trustee(1)              $80,000

              Jay O. Light, Trustee                       $80,000

         Messrs. Grantham, Mayo, Van Otterloo, Brokaw and Eston, and Ms. Harbert, as members of the Manager, will benefit from the management fees paid by each Fund of the Trust.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Management Contracts

         As disclosed in the Prospectus under the heading "Management of the Trust," under separate Management Contracts (each a "Management Contract") between the Trust and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an investment program for each Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio

-----------

(1) Mr. Margolis served as a Trustee of the Trust until his death in June 2000.

Transactions--Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers who furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.

         As is disclosed in the Prospectus, the Manager has contractually agreed to reimburse each Fund with respect to certain Fund expenses through June 30, 2001 to the extent that a Fund's total annual operating expenses (excluding Shareholder Service Fees, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses and transfer taxes; and, in the case of the Emerging Markets Fund, Evolving Countries Fund, Asia Fund, Emerging Country Debt Fund and Global Hedged Equity Fund, also excluding custodial fees; and, in the case of the Asset Allocation Funds, U.S. Sector Fund, Global Hedged Equity Fund and Emerging Country Debt Share Fund, also excluding expenses indirectly incurred by the investment in other Funds of the Trust), would otherwise exceed a specified percentage of that Fund's daily net assets.

         Each Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Each Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who were not "interested persons" of the Manager) and by the relevant Fund's sole shareholder in connection with the organization of the Trust and the establishment of the Funds. Each Management Contract will continue in effect for a period more than two years from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust.

         For each Fund, the Management Fee is calculated based on a fixed percentage of the Fund's average daily net assets. In the last three fiscal years the Funds have paid the following amounts as Management Fees to the Manager pursuant to the relevant Management Contract:

                                                GROSS          REDUCTION          NET
                                                -----          ---------          ---
U.S. CORE FUND
--------------

Year ended 2/29/00                           $11,161,595      $   738,607      $10,422,988
Year ended 2/28/99                            18,661,431        7,700,727       10,960,704
Year ended 2/28/98                            17,753,329        7,220,779       10,532,550

TOBACCO-FREE CORE FUND
----------------------

Year ended 2/29/00                           $   855,754      $   135,558      $   720,196
Year ended 2/28/99                               666,206          330,580          335,626
Year ended 2/28/98                               394,815          218,695          176,120

VALUE FUND
----------

Year ended 2/29/00                           $   996,644      $   102,057      $   894,587
Year ended 2/28/99                             1,839,261          778,954        1,060,307
Year ended 2/28/98                             2,742,196        1,134,088        1,608,108

INTRINSIC VALUE FUND
--------------------

Commencement of Operations                   $    76,163      $    57,918      $    18,245
(8/2/99) - 2/29/00

GROWTH FUND
-----------

Year ended 2/29/00                           $   579,315      $   101,280      $   478,035
Year ended 2/28/99                               857,030          396,124          460,906
Year ended 2/28/98                             1,008,998          463,468          545,530

SMALL CAP VALUE FUND
--------------------

Year ended 2/29/00                           $ 1,119,033      $   196,165      $   922,868
Year ended 2/28/99                             2,529,395        1,060,654        1,468,741
Year ended 2/28/98                             3,650,580        1,603,440        2,047,140

SMALL CAP GROWTH FUND
---------------------

Year ended 2/29/00                           $   430,598      $   142,477      $   288,121
Year ended 2/28/99                             1,527,491          699,892          827,599
Year ended 2/28/98                             1,537,995          725,457          812,538

REIT FUND
---------

Year ended 2/29/00                           $   705,890      $    73,067      $   632,823

                                                GROSS          REDUCTION          NET
                                                -----          ---------          ---

Year ended 2/28/99                             1,748,325          614,047        1,134,278
Year ended 2/28/98                             2,765,300          961,297        1,804,003

INTERNATIONAL CORE FUND
-----------------------

Year ended 2/29/00                           $13,366,668      $ 2,144,089      $11,222,579
Year ended 2/28/99                            25,130,562        9,237,518       15,893,044
Year ended 2/28/98                            30,572,502       12,093,211       18,479,291

CURRENCY HEDGED INTERNATIONAL CORE FUND
---------------------------------------

Year ended 2/29/00                           $   886,758      $   536,312      $   350,446
Year ended 2/28/99                             2,606,569        1,442,434        1,164,135
Year ended 2/28/98                             4,457,931        2,255,760        2,202,171

FOREIGN FUND
------------

Year ended 2/29/00                           $ 7,261,054      $ 1,196,212      $ 6,064,842
Year ended 2/28/99                             8,363,703        2,741,305        5,622,398
Year ended 2/28/98                             7,035,104        2,369,507        4,665,597


INTERNATIONAL SMALL COMPANIES FUND
----------------------------------

Year ended 2/29/00                           $ 1,000,168      $   395,818      $   604,350
Year ended 2/28/99                             2,608,681        1,686,651          922,030
Year ended 2/28/98                             2,912,080        2,004,718          907,362

JAPAN FUND
----------

Year ended 2/29/00                           $   225,115      $   165,728      $    59,387
Year ended 2/28/99                             1,071,652          558,538          513,114
Year ended 2/28/98                             1,540,113          803,953          736,160

EMERGING MARKETS FUND
---------------------

Year ended 2/29/00                           $ 8,754,687      $   296,467      $ 8,458,220
Year ended 2/28/99                            11,112,844        2,342,168        8,770,676
Year ended 2/28/98                            17,396,168        3,619,369       13,776,799

EVOLVING COUNTRIES FUND
-----------------------

Year ended 2/29/00                           $   336,947      $    86,122      $   250,825
Year ended 2/28/99                               343,836          145,463          198,373

                                                GROSS          REDUCTION          NET
                                                -----          ---------          ---
Commencement of Operations
(8/29/97) - 2/28/98                               94,952           77,826           17,126

ASIA FUND
---------

Year ended 2/29/00                           $    28,350      $    84,198      $   844,152
Year ended 2/28/99                               740,141          221,148          518,993
Commencement of Operations
(2/18/98) - 2/28/98                                3,209            3,209                0

GLOBAL HEDGED EQUITY FUND
-------------------------

Year ended 2/29/00                           $   253,727      $    53,727      $         0
Year ended 2/28/99                               892,689          837,881           54,808
Year ended 2/28/98                             1,509,937          850,401          659,536

DOMESTIC BOND FUND
------------------

Year ended 2/29/00                           $   170,540      $    80,033      $    90,507
Year ended 2/28/99                               678,052          516,760          161,292
Year ended 2/28/98                             1,311,252          932,631          378,621

U.S. BOND/GLOBAL ALPHA A FUND
-----------------------------

Year ended 2/29/00                           $   309,352      $    22,918      $    86,434
Year ended 2/28/99                               932,468          588,202          344,266
Commencement of Operations
(4/30/97) - 2/28/98                              571,318          361,139          210,179

U.S. BOND/GLOBAL ALPHA B FUND
-----------------------------

Year ended 2/29/00                           $    17,901      $   133,162      $   184,739
Year ended 2/28/99                               711,308          568,011          143,297
Commencement of Operations (7/29/97) -
2/28/98                                          865,631          609,605          256,026

INTERNATIONAL BOND FUND
-----------------------

Year ended 2/29/00                           $   417,278      $    65,415      $    51,863
Year ended 2/28/99                             1,061,185          642,536          418,649
Year ended 2/28/98                             1,090,298          692,754          397,544

CURRENCY HEDGED INTERNATIONAL BOND FUND
---------------------------------------
Year ended 2/29/00                           $  781,487       $  238,584       $  542,903
Year ended 2/28/99                            1,920,646        1,273,399          647,247

                                                GROSS          REDUCTION          NET
                                                -----          ---------          ---

Year ended 2/28/98                            1,895,291        1,316,764          578,527

GLOBAL BOND FUND
----------------

Year ended 2/29/00                           $   65,979       $   44,660       $  221,319
Year ended 2/28/99                              486,743          392,034           94,709
Year ended 2/28/98                              297,447          297,447                0

EMERGING COUNTRY DEBT FUND
--------------------------

Year ended 2/29/00                           $2,943,719       $  252,112       $2,691,607
Year ended 2/28/99                            3,666,332        1,314,674        2,351,658
Year ended 2/28/98                            2,823,080        1,087,585        1,735,495

SHORT-TERM INCOME FUND
----------------------

Year ended 2/29/00                           $   25,341       $   25,341       $        0
Year ended 2/28/99                               82,642           82,642                0
Year ended 2/28/98                              117,159          117,159                0

INFLATION INDEXED BOND FUND
---------------------------

Year ended 2/29/00                           $   41,797       $   41,797       $        0
Year ended 2/28/99                               75,976           75,976                0
Commencement of Operations
(3/31/97) - 2/28/98                              36,237           36,237                0

EMERGING COUNTRY DEBT SHARE FUND
--------------------------------

Year ended 2/29/00                           $        0       $        0       $        0
Commencement of Operations
(7/20/98) - 2/28/99                                   0                0                0

INTERNATIONAL EQUITY ALLOCATION FUND
------------------------------------

Year ended 2/29/00                           $        0       $        0       $        0
Year ended 2/28/99                                    0                0                0
Year ended 2/28/98                                    0                0                0

WORLD EQUITY ALLOCATION FUND
----------------------------

Year ended 2/29/00                           $        0       $        0       $        0
Year ended 2/28/99                                    0                0                0
Year ended 2/28/98                                    0                0                0

                                                GROSS          REDUCTION          NET
                                                -----          ---------          ---

GLOBAL (U.S.+) EQUITY ALLOCATION FUND
-------------------------------------

Year ended 2/29/00                           $        0       $        0       $        0
Year ended 2/28/99                                    0                0                0
Year ended 2/28/98                                    0                0                0

GLOBAL BALANCED ALLOCATION FUND
-------------------------------

Year ended 2/29/00                           $        0       $        0       $        0
Year ended 2/28/99                                    0                0                0
Year ended 2/28/98                                    0                0                0

U.S. SECTOR FUND
----------------

Year ended 2/29/00                           $   46,391       $   46,391       $        0
Year ended 2/28/99                              118,652          118,652                0
Year ended 2/28/98                              853,670          635,351          218,319


         Each of the Trust and the Manager has adopted a Code of Ethics pursuant to the requirement of the 1940 Act. Under the Code of Ethics, personnel are permitted to engage in personal securities transactions only in accordance with certain conditions relating to such persons' position, the identity of the security, the timing of the transaction and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

         Custodial Arrangements. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, and Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, serve as the Trust's custodians on behalf of the Funds. As such, IBT or BBH holds in safekeeping certificated securities and cash belonging to a Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund. Upon instruction, IBT or BBH receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Each of IBT and BBH also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

         Shareholder Service Arrangements. As disclosed in the Prospectus, pursuant to the terms of a single Servicing Agreement with each Fund of the Trust, GMO provides direct client service, maintenance and reporting to shareholders of the Funds. The Servicing Agreement was approved by the Trustees of the Trust (including a majority of the Trustees who are not "interested persons" of the Manager or the Trust). The Servicing Agreement will continue in effect for a period of more than one year from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and (ii) the majority vote of the full Board of Trustees. The Servicing Agreement automatically terminates on assignment (except as specifically provided in the Servicing Agreement) and is terminable by either party upon not more than 60 days' written notice to the other party.

         The Trust entered into the Servicing Agreement with GMO on May 30, 1996. Pursuant to the terms of the Servicing Agreement, in the last three fiscal years each Fund paid GMO the amounts set forth in the table that follows:

                                               March 1, 1997            March 1, 1998             March 1, 1999
                                                  Through                  Through                   Through
                                             February 28, 1998        February 28, 1999         February 29, 2000
                                             -----------------        -----------------         -----------------
U.S. Core Fund                                  $5,028,001                $4,754,395                $4,407,831
Tobacco-Free Core Fund                             118,083                   199,862                   388,979
Value Fund                                         586,036                   394,127                   324,993
Intrinsic Value Fund                                  --                        --                      34,620
Growth Fund                                        302,285                   257,109                   263,325
Small Cap Value Fund                             1,093,550                   758,820                   508,651
Small Cap Growth Fund                              459,765                   458,247                   195,726
REIT Fund                                          552,026                   349,665                   196,081
International Core Fund                          6,088,152                 4,603,105                 3,478,692
Currency Hedged International                      864,408                   404,263                   198,588
    Core Fund
Foreign Fund                                     1,421,888                 1,602,553                 1,768,087
International Small Companies Fund                 349,448                   313,042                   250,044
Japan Fund                                         308,029                   214,330                    62,532
Emerging Markets Fund                            2,579,392                 1,466,558                 1,461,556
Evolving Countries Fund                             17,804                    64,403                    77,765
Asia Fund                                             --                     111,021                   171,917
Global Hedged Equity Fund                          217,705                    27,988                     8,662
Domestic Bond Fund                                 790,254                   406,832                   255,809
U.S. Bond/Global Alpha A Fund                      213,529                   349,675                   185,609
U.S. Bond/Global Alpha B Fund                      323,124                   266,738                   238,423
International Bond Fund                            407,680                   397,948                   250,367
Currency Hedged International Bond Fund            568,775                   576,196                   468,892
Global Bond Fund                                   133,633                   208,607                   288,931
Emerging Country Debt Fund                         836,348                   914,886                 1,061,617
Short-Term Income Fund                              70,313                    49,567                    76,023
Inflation Indexed Bond Fund                         21,641                    45,586                    62,695
Emerging Country Debt Share Fund                      --                           0                      --
International Equity Allocation Fund                13,569                         0                      --
World Equity Allocation Fund                        11,172                         0                      --
Global (U.S.+) Equity Allocation Fund                1,099                         0                      --

                                               March 1, 1997            March 1, 1998             March 1, 1999
                                                  Through                  Through                   Through
                                             February 28, 1998        February 28, 1999         February 29, 2000
                                             -----------------        -----------------         -----------------
Global Balanced Allocation Fund                     36,399                         0                      --
U.S. Sector Fund                                   150,583                        90                      --

         Independent Accountants. The Trust's independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts annual audits of the Trust's financial statements, assists in the preparation of each Fund's federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation and provides assistance in connection with the preparation of various Securities and Exchange Commission filings.

         Distributor. Funds Distributor, Inc. ("FDI"), 60 State Street, Boston, Massachusetts 02109, serves as the Trust's distributor on behalf of the Funds. GMO has undertaken to reimburse the Trust for any fees that the Trust is obligated to pay FDI until further notice.

                             PORTFOLIO TRANSACTIONS

         The purchase and sale of portfolio securities for each Fund and for the other investment advisory clients of the Manager are made by the Manager with a view to achieving their respective investment objectives. For example, a particular security may be bought or sold for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, therefore, one client may indirectly sell a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected on a pro rata, rotating or other equitable basis so as to avoid any one account being preferred over any other account.

         Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (a) such securities meet the investment objectives and policies of the Fund; (b) such securities are acquired for investment and not for resale; (c) such securities are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) such securities have a value which is readily ascertainable as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, NASDAQ or a recognized foreign exchange.

         Brokerage and Research Services. In placing orders for the portfolio transactions of each Fund, the Manager will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including, without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are subjective considerations.

         Over-the-counter transactions often involve dealers acting for their own account. It is the Manager's policy to place over-the-counter market orders for the U.S. Funds with primary market makers unless better prices or executions are available elsewhere.

         Although the Manager does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for a Fund, the Manager will receive such services from brokers who are expected to handle a substantial amount of the Funds' portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. The Manager uses such research in servicing other clients as well as the Funds.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934 and subject to such policies as the Trustees of the Trust may determine, the Manager may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in the Act) to the Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.

         During the three most recent fiscal years, the Trust paid, on behalf of the Funds, the following amounts in brokerage commissions:


                                             March 1, 1997             March 1, 1998             March 1, 1999
                                                Through                   Through                   Through
                                           February 28, 1998         February 28, 1999         February 29, 2000
                                           -----------------         -----------------         -----------------
U.S. Core Fund                                  $2,561,392              $3,313,708                $3,385,122
Tobacco-Free Core Fund                              50,119                  98,094                   293,723
Value Fund                                         666,871                 461,481                   728,107
Intrinsic Value Fund                                    --                      --                    16,196
Growth Fund                                        170,370                 121,146                    81,237
Small Cap Value Fund                               903,916                 848,094                   690,450
Small Cap Growth Fund                              880,229                 886,921                   409,182
REIT Fund                                          911,700                 581,181                    95,220
International Core Fund                          7,059,863               5,725,781                 3,416,885
Currency Hedged International
     Core Fund                                      27,976                 750,836                   269,798
Foreign Fund                                     1,294,686               1,399,711                 2,242,126
International Small Companies
     Fund                                          413,290                 101,284                   195,830
Japan Fund                                         289,271                 201,850                    53,507
Emerging Markets Fund                            7,790,713               6,397,437                 7,151,287
Evolving Countries Fund                            153,610                 410,530                   600,235


                                             March 1, 1997             March 1, 1998             March 1, 1999
                                                Through                   Through                   Through
                                           February 28, 1998         February 28, 1999         February 29, 2000
                                           -----------------         -----------------         -----------------
Asia Fund                                          154,375                 758,563                 1,188,954
Global Hedged Equity Fund                          244,119                  76,040                    23,883
Domestic Bond Fund                                  43,754                  43,364                    25,903
U.S. Bond/Global Alpha A Fund                       20,476                  26,967                    33,858
U.S. Bond/Global Alpha B Fund                       48,310                  38,933                    32,280
International Bond Fund                             40,399                  38,185                    31,558
Currency Hedged International
Bond Fund                                           27,976                  40,930                    62,086
Global Bond Fund                                     4,123                  19,098                    33,865
Emerging Country Debt Fund                          34,908                  57,860                    53,772
Short-Term Income Fund                                  --                     702                        --
U.S. Sector Fund                                   278,180                      74                        --

                        DETERMINATION OF NET ASSET VALUE

         The net asset value per share of each Fund of GMO Trust will be determined on each day the New York Stock Exchange (the "Exchange") is open for regular business as of the close of regular trading on the Exchange, generally 4:00 p.m. New York City time. However, equity options held by the Funds are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the Funds are priced as of their close of trading at 4:15 p.m. Events affecting the values of foreign securities may occur between the earlier closings of foreign exchanges and securities markets and the closing of the New York Stock Exchange which will not be reflected in the computation of the Funds' net asset value. Please refer to "Determination of Net Asset Value" in the Prospectus for additional information.

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

         The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated June 24, 1985. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year for each Fund ends on February 28/29.

         Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of forty series: U.S. Core Fund; Tobacco-Free Core Fund; Value Fund; Growth Fund; U.S. Sector Fund; Small Cap Value Fund; Small Cap Growth Fund; Fundamental Value Fund; REIT Fund; International Core Fund; Currency Hedged International Core Fund; Foreign Fund; International Small Companies Fund; Japan Fund; Emerging Markets Fund; Evolving Countries Fund; Domestic Bond Fund; U.S. Bond/Global Alpha A Fund; U.S. Bond/Global Alpha B Fund; International Bond Fund; Currency Hedged International Bond Fund; Global Bond Fund; Emerging Country Debt Fund; Short-Term Income Fund; Global Hedged Equity Fund; Inflation Indexed Bond Fund; International Equity Allocation Fund; World Equity Allocation Fund; Global (U.S.+) Equity Allocation Fund; Global Balanced Allocation Fund; Emerging Country Debt Share Fund; Pelican Fund; Asia Fund; Tax-Managed U.S. Equities Fund; Tax-Managed International Equities Fund; Tax-Managed Small Companies Fund; Intrinsic Value Fund; Alpha LIBOR Fund;

International Core Plus Allocation Fund and Foreign Small Companies Fund. Interests in each portfolio (Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial and transfer agency expenses, but there is no present intention to make such charges.

         The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of up to eight classes of shares for each series of the Trust (except for the Pelican Fund): Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares and Class VIII Shares.

         The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e., a new fund). Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

         On June 1, 2000 the following shareholders held greater than 25% of the outstanding shares of a series of the Trust:

FUND                      SHAREHOLDERS
----                      ------------
Value Fund                Leland Stanford Junior University  II

U.S. Sector Fund          The Herb Society of America Inc.

Intrinsic Value Fund      Princeton University
Growth Fund               Surdna Foundation, Inc.; The Northern Trust Company,
                          Trustee of The Aerospace Corporation Employees
                          Retirement Plan Trust

Small Cap Growth Fund     Bost & Co. FBO the Hewlett Foundation; Princeton University

FUND                                                 SHAREHOLDERS
----                                                 ------------

U. S. Bond/Global Alpha B Fund                       Bost & Co. FBO Bell Atlantic -- Fixed Income


Currency Hedged International Bond Fund              Bost & Co. FBO Bell Atlantic -- Fixed Income

Currency Hedged International Core Fund              Trustees of Columbia University in the City of New York-Global

International Small Companies Fund                   Princeton University

Global Hedged Equity Fund                            Partners Healthcare System Pooled Investment Accounts

Global Bond Fund                                     Fresno County Employees' Retirement Association

International Bond Fund                              Saturn & Co. A/C 4600712 c/o Investors Bank & Trust Company TR - FBO The
                                                     John Hancock Mutual Life Insurance Company Pension Plan

Short-Term Income Fund                               Bankers Trust Company as Trustee for GTE Service Corp. Master Pension
                                                     Trust

World Equity Allocation Fund                         Mars & Co.; Longwood College Foundation, Inc.

Japan Fund                                           SIM International Equity Trust

Asia Fund                                            Princeton University

Emerging Country Debt Share Fund                     Sprint Corporate Master Trust

Global (U.S.+) Equity Allocation Fund                Bost & Co. Yale Trusts

         As a result, such shareholders may be deemed to "control" their respective series as such term is defined in the 1940 Act.

                                  VOTING RIGHTS


         Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the Investment Company Act of 1940, shares shall be voted in the aggregate and not by individual Fund, and (ii) when the Trustees have determined that the matter affects only the interests of one or more Funds, then only shareholders of such affected Funds shall be entitled to vote thereon. Shareholders of one Fund shall not be entitled to vote on matters exclusively affecting another

Fund, such matters including, without limitation, the adoption of or change in the investment objectives, policies or restrictions of the other Fund and the approval of the investment advisory contracts of the other Fund. Shareholders of a particular class of shares do not have separate class voting rights except with respect to matters that affect only that class of shares and as otherwise required by law.

         There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

                        SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund of which he is or was a shareholder would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject to by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

              BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of the U.S. Core Fund as of June 1, 2000:


                   Name                                        Address                      % Ownership
                   ----                                        -------                      -----------
Wheeler & Co.                                      Hutchins Wheeler & Dittmar                  32.70
FBO The Hyams Foundation, Inc.                     Attn:  Mr. James T. Robinson
                                                   101 Federal Street
                                                   Boston, MA 02110

The Trustees of Reservations General Endowment     572 Essex Street                            18.81
                                                   Beverly, MA 01915

Presbyterian Homes & Family Services, Inc.         150 Linden Avenue                            7.01
                                                   Lynchburg, VA 24503

First Union National Bank Trustee FBO              Attn:  Mutual Funds                          6.62
Gibbs Wire and Steel A/C #9546000156               1525 W. Wt. Harris Blvd.
                                                   CMG 1151
                                                   Charlotte, NC  28288-1151

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the U.S. Core Fund as of June 1, 2000:

                   Name                                          Address                    % Ownership
                   ----                                          -------                    -----------
NRECA                                              Attn:  Patricia A. Murphy                   33.29
                                                   Investments Division
                                                   4301 Wilson Blvd.
                                                   RS18-305
                                                   Arlington, VA 22203-1860

Employee Retirement Plan of                        5918 Stoneridge Mall Road                   13.67
Safeway Inc.                                       Pleasanton, CA  94588-3229

Boston & Co. A/C WFHF6202002                       Attn:  Mutual Funds Operations              11.99
FBO the Hewlett Foundation                         P.O. Box 3198
                                                   Pittsburgh, PA  15230-3198

                   Name                                          Address                    % Ownership
                   ----                                          -------                    -----------
University Of Rochester                            Attn:  Joyce A. Johnson                     10.83
                                                   Wallis Hall, Suite 263
                                                   River Campus, Box 270012
                                                   Rochester, NY 14627-0012

Corning Retirement Master Trust                    Attn:  Lindsay W. Brown                     10.47
                                                   Director Investment Services
                                                   Corning Incorporated
                                                   One Riverfront Plaza IIQ-E2-34
                                                   Corning, NY 14831-0001

Duke University Long Term                          2200 West Main Street                        8.47
Endowment PO                                       Suite 1000
                                                   Attn: Portfolio Accounting
                                                   Durham, NC 27705

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Tobacco-Free Core Fund as of June 1, 2000:

                   Name                                          Address                    % Ownership
                   ----                                          -------                    -----------
Dewitt Wallace-Reader's Digest                   Attn:  Rob D. Nagel                           22.33
  Fund, Inc.                                     Two Park Avenue
                                                 23rd Floor
                                                 New York, NY  10016

Lila Wallace-Reader's Digest Fund,               Attn:  Rob D. Nagel                           19.30
Inc.                                             Two Park Avenue
                                                 23rd Floor
                                                 New York, NY  10016

The Flinn Foundation                             Attn:  Don Shider                             17.73
                                                 1802 N. Central Avenue
                                                 Phoenix, AZ 85004-1506

Tufts Associated Health                          353 Wyman Street                               8.66
Maintenance Organization Inc.                    Waltham, MA  02454

The Boston Foundation, Inc.                      One Boston Place                               7.68
                                                 24th Floor
                                                 Boston, MA  02108

Trustee of Columbia University in                Columbia University                            6.85
the City of New York -- Global                   475 Riverside Drive, Suite 401
                                                 New York, NY  10115

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Value Fund as of June 1, 2000:

                   Name                                          Address                         % Ownership
                   ----                                          -------                         -----------
Leland Stanford Junior                           Stanford Management Company                       60.65
  University II                                  2770 Sand Hill Road
                                                 Menlo Park, CA  94025

Leland Stanford Junior                           Stanford Management Company                        8.80
  University I                                   2770 Sand Hill Road
                                                 Menlo Park, CA  94025

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Intrinsic Value Fund as of June 1, 2000:

                   Name                                          Address                  % Ownership
                   ----                                          -------                  -----------
Princeton University                             Attn: John D. Sweeney                        86.14
                                                 P.O. Box 35
                                                 Princeton, NJ 08544

Claremont Graduate University                    Attn:  Jennifer Stockton                     10.93
                                                 150 East 10th
                                                 Harper 161
                                                 Claremont, CA 91711

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Growth Fund as of June 1, 2000:

                   Name                                         Address                   % Ownership
                   ----                                         -------                   -----------
Surdna Foundation, Inc.                          Attn:  Mark De Venoge                        45.28
                                                 330 Madison Avenue
                                                 30th Floor
                                                 New York, NY 10017-5001

The Northern Trust Company,                      Attn:  Mutual Funds                          39.71
Trustee of the Aerospace                         P.O. Box 92956
Corporation Employees Retirement                 Chicago, IL  60675
Plan Trust

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Small Cap Value Fund as of June 1, 2000:

                   Name                                         Address                   % Ownership
                   ----                                         -------                   -----------
Bost & Co. A/C WFHF6202002                       Attn:  Mutual Funds Operations              14.86
  FBO The Hewlett Foundation                     P.O. Box 3198
                                                 Pittsburgh, PA 15230-3198

Princeton University TR                          Attn:  John D. Sweeney                      9.22
                                                 PO Box 35
                                                 Princeton, NJ  08544

Trustees of Columbia University in               Columbia University                         6.35
the City of New York - Global                    475 Riverside Drive, Suite 401
                                                 New York, NY  10115

Berea College                                    Attn: Barry Poynter, Assoc.                 6.08
                                                 Controller
                                                 PO Box 2214
                                                 Berea, KY  40404

Conrad N. Hilton Foundation                      100 West Liberty Street                     5.82
                                                 Suite 840
                                                 Reno, NV  89501

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Small Cap Growth Fund as of June 1, 2000:

                   Name                                         Address                   % Ownership
                   ----                                         -------                   -----------
Bost & Co. A/C WFHF6202002                       Attn: Mutual Funds Operations               36.74
FBO The Hewlett Foundation                       P.O. Box 3198
                                                 Pittsburgh, PA 15230-3198

Princeton University TR                          Attn:  John Sweeney                         25.08
                                                 P.O. Box 35
                                                 Princeton, NJ  08544

Schering Plough Retirement Trust                 Attn:  Gary Karlin                          5.98
Global AA                                        One Giralda Farms
                                                 Madison, NJ  07940

Surdna Foundation Inc. Global AA                 Attn: Mark De Venoge                        5.40
                                                 330 Madison Avenue
                                                 30th Floor
                                                 New York, NY 10017-50001

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the REIT Fund as of June 1, 2000:

                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Bost & Co. A/C WFHF6202002                       Attn:  Mutual Funds Operations                    12.65
  FBO The Hewlett Foundation                     P.O. Box 3198
                                                 Pittsburgh, PA 15230-3198

Schering Plough Retirement Trust Global AA       Attn:  Gary Karlin                                9.64
                                                 One Giralda Farms
                                                 Madison, NJ  07940

Trustees of Columbia University in the City of   Columbia University                               8.24
New York-Global                                  475 Riverside Drive
                                                 Suite 401
                                                 New York, NY  10115

Conrad N. Hilton Foundation                      100 West Liberty Street                           6.55
                                                 Suite 840
                                                 Reno, NV  89501

Bank of America                                  9336 Civic Center Drive                           6.29
FBO William Barron Hilton                        Beverly Hills, CA  90210
Charitable Remainder Trust

GMO Global Balanced Allocation                   Attn:  Rick Okerman                               5.79
Fund                                             c/o GMO
                                                 40 Rowes Wharf
                                                 Boston, MA  02110

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of the International Core Fund as of June 1, 2000:

                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Sisters of the Holy Cross, Inc                   c/o Sister Mary Eliza Martin CSC                  61.90
                                                 General Treasurer
                                                 313 Bertrand Hall Saint Mary's
                                                 Notre Dame, IN 46556-5000

Bost. & Co A/C WERF1968002                       Attn:  Mutual Funds Operations                    18.44
                                                 P.O. Box 3198
                                                 Pittsburgh, PA 15230-3198

Saturn & Co.                                     c/o Investors Bank & Trust                        8.36
FBO Providence Washington Ins.                   P.O. Box 9130 FPG 90
                                                 Boston, MA 02117-9130

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Core Fund as of June 1, 2000:

                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
State Street Bank as Trustee for the             State Street Bank & Trust Co.                       6.54
Electronic Data Systems                          Attn:  Laura Mears
Corporation                                      PO Box 1992
                                                 Boston, MA 02105-1992

BASF Corporation Pension Master                  Attn:  Christopher P. Krauss                        5.97
Trust                                            3000 Continental Drive North
                                                 Mount Olive, NJ 07828-1234

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the International Core Fund as of June 1, 2000:


                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Bost & Co. A/C NYXF1783862                       Attn:  Mutual Funds Operations                      72.64
FBO Bell Atlantic-ISF                            P.O. Box 3198
                                                 Pittsburgh, PA 15230-3198

RJ Reynolds Tobacco Company                      1301 Avenue of the Americas                         19.36
Defined Benefit Master Trust - Intl              33rd Floor
                                                 New York, NY 10019-6013

Trustees of Columbia University in               Columbia University                                 5.08
the City of New York-Global                      475 Riverside Drive, Suite 401
                                                 New York, NY  10115

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Currency Hedged International Core Fund as of June 1, 2000:

                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
The Edna McConnell Clark                         Attn:  Laura Kielczewski                            31.04
Foundation                                       Asst. Financial Officer
                                                 250 Park Avenue
                                                 New York, NY 10177-0026

The Edna McConnel Clark                          Attn:  Mr. Ralph Stefano                            14.39
Foundation Inc.                                  Director of Finance
                                                 250 Park Avenue
                                                 New York, NY 10177-0026

                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Trustees of Trinity College                      Treasurer's Office                                  9.87
                                                 300 Summit Street
                                                 Hartford, CT  06106

Vassar College                                   Attn:  Jay A. Yoder                                 8.35
                                                 Investment Analyst
                                                 P.O. Box 2
                                                 Poughkeepsie, NY 12601

GMO Global Balanced Allocation                   Attn:  Rick Okerman                                 8.14
Fund                                             c/o GMO
                                                 40 Rowes Wharf
                                                 Boston, MA  02110

Schering Plough Retirement Trust,                Attn:  Gary Karlin                                  5.57
Global AA                                        One Giralda Farms
                                                 Madison, NJ 07940

Phillips Exeter Academy                          Attn:  Joseph E. Fellows                            5.36
                                                 20 Main Street
                                                 Exeter, NH 03833-2460

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Currency Hedged International Core Fund as of June 1, 2000:

                   Name                                       Address                        % Ownership
                   ----                                       -------                        -----------
Trustees of Columbia University in               Columbia University                           100.00
the City of New York-Global                      475 Riverside Drive, Suite 401
                                                 New York, NY 10115

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of the Foreign Fund as of June 1, 2000:

                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
American Committee for the                       Attn:  Mr. Henry Pavony                             29.08
Weizmann Institute of Science Inc.               130 East 59th Street, 10th Floor
                                                 New York, NY  10022

Strafe & Co. for the Account of                  Attn:  Carl E. Sealander                            26.26
Owensbo Mercy Health System for                  P.O. Box 0160
Grantham Mayo Account                            Westerville, OH  43086-0160
3402815000

Northern Trust Custodian                         Attn:  Special Assets CB1S                          12.37
FBO Phoenix Childrens Hospital                   P.O. Box 92956
A/C 26 00849                                     Chicago, IL  60675-2956

                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Bowen David & Co. FBO                            Attn:  Daniel J. Boissonneault                      12.02
Wentworth Institute of Technology                PO Box 1647
                                                 Boston, MA 02105-1647

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Foreign Fund as of June 1, 2000:

                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
University of Pennsylvania                       Attn:  Roberta Bell                                 11.64
                                                 3535 Market Street
                                                 Suite 500
                                                 Philadelphia, PA 19104-3309

University of Minnesota Foundation               Attn:  Douglas J Gorence                            10.05
                                                 Chief Investment Officer
                                                 1300 S. 2nd St. Suite 200
                                                 Minneapolis, MN 55454-1029

Hershey Trust Company                            P.O. Box 445                                        9.70
Trustee for Milton Hershey School                100 Mansion Road East
                                                 Hershey, PA  17033

Metropolitan Museum of Art                       Attn:  Mr. Steve Berstler                           8.73
                                                 Chief Investment Officer
                                                 Fifth Avenue at 82nd Street
                                                 New York, NY 10028-0198

President and Fellows of Harvard                 c/o Harvard Management                              8.45
College                                          Company
                                                 600 Atlantic Avenue
                                                 Boston, MA  02210

Swarthmore College - Foreign                     500 College Ave.                                    6.93
                                                 Swarthmore, PA 19081-1397

        The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Foreign Fund as of June 1, 2000:

                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Princeton University TR                          Attn:  John D. Sweeney                              36.89
                                                 P.O. Box 35
                                                 Princeton, NJ  08544

The Rector and Visitors of the                   UVA Investment Management                           24.14
University of Virginia                           Company
                                                 PO Box 400215
                                                 Charlottesville, VA 22904-4215

                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Dewitt Wallace-Reader's Digest                   Attn:  Rob D. Nagel                                 17.13
Fund-Intl, Inc.                                  Two Park Avenue 23rd Floor
                                                 New York, NY  10016

Lila Wallace-Reader's Digest                     Attn:  Rob D. Nagel                                 14.75
Fund-Intl, Inc.                                  Two Park Avenue 23rd Floor
                                                 New York, NY  10016

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Small Companies Fund as of June 1, 2000:

                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Princeton University TR                          Attn:  John D. Sweeney                              33.57
                                                 PO Box 35
                                                 Princeton, NJ  08544

Yale University                                  Attn:  Theodore D. Seides                           19.88
                                                 230 Prospect Street
                                                 New Haven, CT  06511

Bankers Trust Company as trustee                 Attn:  Geoffrey Mullen                               7.57
for GTE Service Corp Master                      280 Park Avenue 15 East
Pension Trust                                    New York, NY  10017

Bost & Co. A/C NYXF1783962                       Attn:  Mutual Funds Operations                      5.45
FBO Bell Atlantic-SCAP                           P.O. Box 3198
                                                 Pittsburgh, PA 15230-3198

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Japan Fund as of June 1, 2000:

                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
SIM International Equity Trust                   Attn:  Kay Franz                                    45.19
                                                 1001 19th Street North 16th Floor
                                                 Arlington, VA 22209-1722

Spelman College                                  Attn:  Mahesh Mehrota                               10.19
                                                 350 Spelman Lane SW
                                                 Box 589
                                                 Atlanta, GA 30314-4399

                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Richard H. Gabel 1957 Trust                      Attn:  H. Ober Hess, Ballard Spahr                  6.36
For H. Landis Gabel                              Andrews & Ingersoll
                                                 1735 Market Street
                                                 51st Floor
                                                 Philadelphia, PA 19182

Saxon & Co. FBO Gabel H. Landis                  Attn:  Dori Miller                                  6.01
Family Trust                                     PO Box 7780-1888
Acct. 35-35-001-0318536                          Philadelphia, PA  19182

Richard H. Gabel 1957 Trust for                  Attn:  H. Ober Hess, Ballard Spahr                  5.65
Caroline D. Gabel                                Andrews & Ingersoll
                                                 1735 Market Street
                                                 51st Floor
                                                 Philadelphia, PA 19182

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Emerging Markets Fund as of June 1, 2000:

                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
State Street Bank as Trustee for the             State Street Bank & Trust Co.                       8.29
Electronic Data Systems                          Attn:  Laura Mears
Corporation                                      P.O. Box 1992
                                                 Boston, MA 02105-1992

Bankers Trust Company Master                     Attn:  Barbara Gleason Asst. VP                     6.82
Custody FBO Mayo Foundation                      34 Exchange Place 4th Floor
Pension Plan                                     Mail Stop 3046
                                                 Jersey City, NJ 07302

BASF Corporation Pension Master                  3000 Continental Drive North                        6.17
Trust-Emerging                                   Mount Olive, NJ  07828-1234

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Emerging Markets Fund as of June 1, 2000:

                   Name                                         Address                        % Ownership
                   ----                                         -------                        -----------
Princeton University TR                            Attn:  John D. Sweeney                            38.82
                                                   P.O. Box 35
                                                   Princeton, NJ 08544

Washington State Investment Board                  Attn: Helen Small                                 24.91
                                                   PO Box 40916
                                                   2424 Heritage Court SW
                                                   Olympia, WA 98504-0916

                   Name                                         Address                        % Ownership
                   ----                                         -------                        -----------
Leland Stanford Junior University II-              Stanford Management Company                       12.62
AA                                                 2770 Sand Hill Road
                                                   Menlo Park, CA 94025

Bost & Co. A/C NYXF1783862                         Attn:  Mutual Funds Operations                    9.33
FBO Bell Atlantic-EMF                              P.O. Box 3198
                                                   Pittsburgh, PA 15230-3198

Trustees of Columbia University in the City of     Columbia University                               7.30
New York-Global                                    475 Riverside Drive, Suite 401
                                                   New York, NY 10115

The Rector and Visitors of the University of       UVA Investment Management Company                 7.03
Virginia                                           PO Box 400215
                                                   Charlottesville, VA  22904-4215

          The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Evolving Countries Fund as of June 1, 2000:

                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Duke University Long-Term                        c/o Duke Management Company                         23.66
 (Endowment) Pool -- Emerging                    2200 W. Main St.
                                                 Suite 1000
                                                 Durham, NC 27705

GMO International Equity                         c/o GMO                                             19.01
Allocation Fund                                  Attn: Rick Okerman
                                                 40 Rowes Wharf
                                                 Boston, MA 02110

First Union National Bank                        c/o First Union National Bank                       11.08
FBO Alexander & Margaret Stewart                 1525 West WT Harris Blvd
Trust A/C 7013243085                             NC 1151
                                                 Charlotte, NC 28262-1151

The Stupski 1999-1                               Attn:  Lawrence J. Stupski                          10.43
Charitable Remainder Unitrust                    9 Via Paraiso East
                                                 Tinburn, CA  94920

GMO Global Balanced                              c/o GMO                                             8.93
Allocation Fund                                  Attn: Rick Okerman
                                                 40 Rowes Wharf
                                                 Boston, MA 02110

Employees' Retirement Plan of                    c/o Duke Management Company                         5.03
Duke University - Emerging                       2200 W. Main Street, Suite 1000
                                                 Durham, NC  27705

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Asia Fund as of June 1, 2000:

                   Name                                          Address                         % Ownership
                   ----                                          -------                         -----------
Princeton University TR                          Attn:  John D. Sweeney                               25.52
                                                 P.O. Box 35
                                                 Princeton, NJ 08544

Bankers Trust Company as Trustee                 Attn:  Geoffrrey Mullen                              21.95
for GTE Service Corp. Master                     280 Park Avenue 15 East
Pension Trust                                    New York, NY  10017

The Trustees of Columbia                         Columbia University                                  13.94
University in the City of New York               475 Riverside Drive, Suite 401
- Dedicated Asia                                 New York, NY 10115

Leland Stanford Junior                           Stanford Management Company                          10.74
University II-AA                                 2770 Sand Hill Road
                                                 Menlo Park, CA 94025

Bankers Trust Company Master                     Attn: Barbara Gleason, Ass't. VP                      9.31
Custody FBO Mayo Foundation                      34 Exchange Place - 4th Floor
General Fund                                     Mail Stop 3046
                                                 Jersey City, NJ 07302

Bankers Trust Company Master                     Attn: Barbara Gleason, Ass't. VP                      9.31
Custody FBO Mayo Foundation                      34 Exchange Place - 4th Floor
Pension Plan                                     Mail Stop 3046
                                                 Jersey City, NJ 07302

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global Hedged Equity Fund as of June 1, 2000:

                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Partners Healthcare System Pooled                Partners Healthcare System Inc.                     48.49
Investment Accounts                              101 Merrimac Street 4th Floor
                                                 Boston, MA  02114

The Edna McConnell Clark                         Attn:  Laura Kielczewski                            11.59
Foundation                                       Asst Financial Officer
                                                 250 Park Avenue
                                                 New York, NY 10177-0026

Phillips Exeter Academy                          Attn:  Joseph E. Fellows                            7.76
                                                 20 Main Street
                                                 Exeter, NH 038332-2460

Conrad N. Hilton Foundation                      100 West Liberty Street Suite 840                   6.27
                                                 Reno, NV  89501

                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Cormorant Fund                                   c/o GMO                                             6.11
                                                 40 Rowes Wharf
                                                 Boston, MA  02110

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Domestic Bond Fund as of June 1, 2000:

                   Name                                         Address                        % Ownership
                   ----                                         -------                        -----------
Trust for Millipore Corporation                    Attn:  Sandra Silvestro                           17.47
Invested Employee Plans - DBF                      80 Ashby Road M/S E4H
                                                   Bedford, MA 01730

The Edna McConnell Clark                           Attn:  Laura Kielczewski                          12.83
Foundation                                         Asst. Financial Officer
                                                   250 Park Avenue
                                                   New York, NY 10177-0026

GMO Global Balanced Allocation                     Attn:  Rick Okerman                               11.38
Fund                                               c/o GMO
                                                   40 Rowes Wharf
                                                   Boston, MA  02110

Phillips Exeter Academy                            Attn:  Joseph E. Fellows                          9.10
                                                   20 Main Street
                                                   Exeter, NH  03833

Schering Plough Retirement Trust                   Attn:  Gary Karlin                                8.09
  Global AA                                        One Giralda Farms
                                                   Madison, NJ 07940

Trinity Church in the City of Boston               Attn: Sarah W. Wilcox, Parish                     7.57
General Trust Fund                                 Administrator
                                                   Copley Square
                                                   Boston, MA  02116

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the U.S. Bond/Global Alpha A Fund as of June 1, 2000:

                   Name                                         Address                        % Ownership
                   ----                                         -------                        -----------
GMO Global Balanced Allocation                     Attn:  Rick Okerman                               23.49
Fund                                               c/o GMO
                                                   40 Rowes Wharf
                                                   Boston,  MA 02110

Phillips Exeter Academy                            Attn: Joseph E. Fellows                           23.30
                                                   20 Main Street
                                                   Exeter, NH 03833-2460

                   Name                                         Address                        % Ownership
                   ----                                         -------                        -----------
The Edna McConnell Clark                           Attn: Laura Kielczewski                           9.29
Foundation                                         Asst.  Financial Officer
                                                   250 Park Avenue
                                                   New York, NY 10177-0026

World Wildlife Fund                                Attn.  Mr. David Rada                             8.63
                                                   Financial Officer
                                                   1250 24th Street  NW, Suite 500
                                                   Washington,  DC 20037-1175

Schering Plough Retirement Trust                   Attn:  Gary Karlin                                8.18
Global AA                                          One Giralda Farms
                                                   Madison, NJ 07940

Bank of America FBO William                        9336 Civic Center Drive                           7.45
Barron Hilton Charitable Remainder                 Beverly Hills, CA  90210
Trust

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the U.S. Bond/Global Alpha B Fund as of June 1, 2000:

                   Name                                         Address                           % Ownership
                   ----                                         -------                           -----------
Bost & Co A/C NYXF1783842                          Attn:  Mutual Funds Operations                    49.36
FBO Bell Atlantic-Fixed Income                     P. O. Box 3198
                                                   Pittsburgh,  PA 15230-3198

Bankers Trust Company Master                       Attn:  Barbara Gleason, Asst. VP                  24.51
Custody FBO Mayo Foundation                        34 Exchange Place,  4th Floor
General Fund                                       Mail Stop 3046
                                                   Jersey City, NJ  07293

Bankers Trust Company Master Custody               Attn:  Barbara Gleason, Asst. VP                  24.44
FBO Mayo Foundation Pension Fund                   34 Exchange Place,  4th Floor
Plan                                               Mail Stop 3046
                                                   Jersey City, NJ  07302

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Bond Fund as of June 1, 2000:

                   Name                                           Address                       % Ownership
                   ----                                           -------                       -----------
Saturn & Co. A/C 4600712                         P.O. Box 9130 FPG90                               35.98
c/o Investors Bank & Trust                       Boston, MA 02117-9130
Company TR FBO The John
Hancock Mutual Life Insurance
Company Pension Plan

Princeton University TR                          Attn:  John D. Sweeney                            19.81
                                                 P.O. Box 35
                                                 Princeton, NJ 08544

Woods Hole Oceanographic                         Attn:  Paul Clemente                              7.41
Institution                                      CFO & Assoc. Director of Finance
                                                 & Administration
                                                 Mail Stop 39
                                                 Woods Hole, MA 02543

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Currency Hedged International Bond Fund as of June 1, 2000:

                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Bost & Co A/C NYXF 1783842                       Attn:  Mutual Funds Operations                    74.35
FBO Bell Atlantic-Fixed Income                   P.O. Box 3198
                                                 Pittsburgh, PA 15230-3198

Bankers Trust Company as trustee                 Attn:  Geoffrey Mullen                            17.36
for GTE Service Corp Master Trust                280 Park Avenue 15 East
                                                 New York, NY  10017

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global Bond Fund as of June 1, 2000:

                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Fresno County Employees'                         Attn:  Gary W. Peterson                           26.12
Retirement Association                           P.O. Box 1247
                                                 2281 Tulare Street
                                                 Fresno, CA 93715

Tufts Associated Health                          353 Wyman Street                                  24.44
Maintenance Organization, Inc.                   Waltham, MA 02454

                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
The University of North Carolina at              Investment Office                                 18.58
Chapel Hill Foundation Investment                1512 E. Franklin Street, Suite 106
Fund, Inc., Global Fixed Income                  Chapel Hill, NC 27599-1000
Account

Marine Midland Bank as Agent for                 Attn:  Thomas E. Baker,                           5.79
The John R. Oishei Foundation                    Executive Director
                                                 One HSBC Center, Suite 3650
                                                 Buffalo, NY 14203-2805

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Emerging Country Debt Fund as of June 1, 2000:

                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
GMO Emerging Country Debt                        Attn:  Rick Okerman                               23.96
Share Fund                                       40 Rowes Wharf
                                                 Boston, MA 02110

Saturn & Co. A/C 4600712                         P.O. Box 9130 FPG90                               11.79
c/o Investors Bank & Trust                       Boston, MA 02117-9130
Company Trust FBO The John
Hancock Mutual Life Insurance
Company Pension Plan

Northwestern University Dedicated                Investment Department                             5.29
ECDF                                             Ms. Dhvani Patel
                                                 633 Clark Street, Suite 1-209
                                                 Evanston, IL 60208-1122

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Emerging Country Debt Fund as of June 1, 2000:

                   Name                                        Address                        % Ownership
                   ----                                        -------                        -----------
San Francisco County & Retirement                 Attn:  Ted Wong                                33.70
System                                            Head Accountant
                                                  30 Van Ness Avenue
                                                  Suite 3000
                                                  San Francisco, CA 94102

Chase Manhattan Bank, Trustee                     Attn: Norma Duckson                            31.81
For General Motors Employees                      4 Chase Metrotech Center
Global Pension Trust                              18th Floor
                                                  Brooklyn, NY 11245

Bost & Co. A/C NYXF 1783852                       Attn:  Mutual Funds Operations                 14.01
FBO Bell Atlantic Dedicated ECDF                  P.O. Box 3198
                                                  Pittsburgh, PA 15230-3198

                   Name                                        Address                        % Ownership
                   ----                                        -------                        -----------
Bankers Trust Company as Trustee                  Attn:  Geoffrey Mullen                         9.56
for GTE Service Corp. Master                      280 Park Avenue 15 East
Pension Trust                                     New York, NY  10017

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Short-Term Income Fund as of June 1, 2000:

                   Name                                         Address                      % Ownership
                   ----                                         -------                      -----------
Bankers Trust Company as trustee for GTE         Attn: Geoffrey Mullen                            67.84
Service Corp. Master Pension Trust               280 Park Avenue 15 East
                                                 New York, NY  10017

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Inflation Indexed Bond Fund as of June 1, 2000:

                   Name                                         Address                      % Ownership
                   ----                                         -------                      -----------
GMO Global Balanced Allocation                   Attn:  Rick Okerman                              10.60
Fund                                             c/o GMO
                                                 40 Rowes Wharf
                                                 Boston, MA  02110

Schering Plough Retirement Trust                 Attn:  Gary Karlin                               9.08
Global AA                                        One Giralda Farms
                                                 Madison, NJ 07940

Bank of America                                  9336 Civic Center Drive                          8.60
FBO William Barron Hilton                        Beverly Hills, CA  90210
Charitable Remainder Trust

Conrad N. Hilton Foundation                      100 West Liberty Street                          8.35
                                                 Suite 840
                                                 Reno, NV 89501

The Jeremy and Hannelore                         c/o GMO                                          8.20
Grantham Charitable Trust                        40 Rowes Wharf
                                                 Boston, MA 02110

The Edna McConnell Clark                         Attn:  Laura Kielczewski                         7.11
Foundation                                       Asst. Financial Officer
                                                 250 Park Avenue
                                                 New York, NY 10177-0026

                   Name                                         Address                      % Ownership
                   ----                                         -------                      -----------
Employees Retirement Plan of                     Boston Safe Deposit & Trust Co.                  6.62
Agway, Inc.                                      Attn: Craig O. Thomas
                                                 PO Box 4933
                                                 Syracuse, NY 13221-4933

Phillips Exeter Academy                          Attn: Joseph E. Fellows                          6.17
                                                 20 Main St.
                                                 Exeter, NH 03833-2460

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Emerging Country Debt Share Fund as of June 1, 2000:

                   Name                                          Address                     % Ownership
                   ----                                          -------                     -----------
Sprint Corporate Master Trust                    Attn:  William N. Searcy Jr.                     100.00
                                                 2320 Shawnee Mission Pkwy
                                                 Westwood, KS 66205

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Equity Allocation Fund as of June 1, 2000:

                   Name                                         Address                      % Ownership
                   ----                                         -------                      -----------
MD Co. FBO Memorial Drive Trust                  Attn:  Kelly Corwin                              23.79
c/o MDT Advisors, Inc.                           125 Cambridge Park Dr.
                                                 Cambridge, MA 02140-2314

Regenstrief Foundation, Inc. Global              1001 West Tenth Street                           16.65
Equity Fund                                      Indianapolis, IN 46202

Wenner-Gren Foundation                           Attn:  Maugha Kenny                              15.41
                                                 220 Fifth Avenue
                                                 New York, NY 10001-7780

The Raymond and Gertrude R.                      Suite 105 East Cooper River Plaza                8.07
Saltzman Foundation                              2400 McClellan Avenue
                                                 Pennsauken, NJ 08109

Saturn & Co.                                     c/o Investors Bank & Trust                       5.04
FBO Retirement Plan of Lawrence                  PO Box 9130   FPG90
Memorial Hospital                                Boston, MA  02117-9130

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the World Equity Allocation Fund as of June 1, 2000:

                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Mars & Co.                                       c/o Investors Bank & Trust                          65.45
                                                 P.O. Box 9130 FPG 90
                                                 Boston, MA 02117

Longwood College Foundation, Inc.                Attn:  L. Darlene Selz                              34.49
                                                 201 High Street
                                                 Farmville, VA 23909-1895

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global (U.S.+) Equity Allocation Fund as of June 1, 2000:

                   Name                                          Address                        % Ownership
                   ----                                          -------                        -----------
Bost & Co.                                       PO Box 534005                                       85.19
Yale Trusts                                      Pittsburgh, PA  15253-4005

Helen Benedict Foundation, Inc.                  Attn:  Mr. Marc Devenoge                             8.55
                                                 Chief Financial Officer Surdna FDN
                                                 330 Madison Avenue, 30th Floor
                                                 New York, NY 10017-5001

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global Balanced Allocation Fund as of June 1, 2000:

                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------
Escuela Agricola Panamericana, Inc.              Attn:  James S. Hughes                              15.22
                                                 88 Broad Street
                                                 Boston, MA 02110

Presbyterian Homes & Family                      150 Linden Avenue                                   11.92
Services, Inc.                                   Lynchburg, VA 24503

Appalachian Mountain Club                        Attn:  Mr. Henry Isaacson                           10.91
                                                 5 Joy Street
                                                 Boston, MA 02108

Clipper Ship Foundation Inc.                     77 Summer Street, 8th Floor                         10.56
                                                 Boston, MA  02110

Japan International Christian                    Attn:  Laura Sellers                                8.87
University Foundation                            475 Riverside Drive
                                                 Suite 439
                                                 New York, NY 10115

                   Name                                         Address                         % Ownership
                   ----                                         -------                         -----------

American Society of Hematology                   Attn:  Martha Liggett                               8.14
Unrestricted Account                             Executive Director
                                                 1900 M Street NW
                                                 Suite 200
                                                 Washington, DC 20036

New Cycle Foundation                             c/o Eleanor Rosenthal                               7.86
                                                 Peregrine Financial Corporation
                                                 84 State Street, Suite 900
                                                 Boston, MA 02109

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the U.S. Sector Fund as of June 1, 2000:

                   Name                                     Address                           % Ownership
                   ----                                     -------                           -----------
The Herb Society of America, Inc.                Attn:  David Pauer                              100.00
                                                 Executive Director
                                                 9019 Kirtland Chardon Road
                                                 Kirtland, OH 44094

                                  DISTRIBUTIONS

         The Prospectus describes the distribution policies of each Fund under the heading "Distributions". It is the policy of each Fund in all cases to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers. For distribution and federal income tax purposes, a portion of the premiums from certain expired call or put options written by a Fund, net gains from certain closing purchase and sale transactions with respect to such options and a portion of net gains from other options and futures transactions are treated as short-term capital gain (i.e., gain from the sale of securities held for 12 months or less). It is the policy of each Fund to make distributions at least annually, sufficient to avoid the imposition of a nondeductible 4% excise tax on certain undistributed amounts of taxable investment income and capital gains.

                                      TAXES

   TAX STATUS AND TAXATION OF EACH FUND

         Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(c) diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total net assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

         If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

         If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if a Fund is permitted so to elect and so elects), plus any retained amount from the prior year, such Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., payment of excise tax amounts deemed by the Fund to be de minimus).

   TAXATION OF FUND DISTRIBUTIONS AND SALES OF FUND SHARES

         Fund distributions derived from interest, dividends and certain other income, including in general short-term capital gains, will be taxable as ordinary income to shareholders subject to federal income tax whether received in cash or reinvested in shares. Properly designated Fund distributions derived from net long-term capital gains (i.e., net gains derived from the sale of securities held for more than 12 months) will generally be taxable as such (generally at a 20% rate for noncorporate shareholders), regardless of how long a shareholder has held the shares in the Fund.

         Dividends and distributions on each Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

         The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gains if the shares have been held for more than 12 months and as short-term capital gains if the shares have been held for not more than 12 months.

         Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by a shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

         A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Trust will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

         If a Fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

         For corporate shareholders, the dividends-received deduction will generally apply (subject to a holding period requirement imposed by the Code) to a Fund's dividends paid from investment income to the extent derived from dividends received from U.S. corporations. However, any distributions received by a Fund from REITs will not qualify for the corporate dividends-received deduction. A Fund's investments in REIT equity securities may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

         The backup withholding rules do not apply to certain exempt entities (including corporations and tax-exempt organizations) so long as each such entity furnishes the Trust with an appropriate certification. However, other shareholders are subject to backup withholding at a rate of 31% on all distributions of net investment income and capital gain, whether received in cash or reinvested in shares of the relevant Fund, and on the amount of the proceeds of any redemption of Fund shares, where such distributions or redemption proceeds are paid or credited to any shareholder account for which an incorrect or no taxpayer identification number has been provided, where appropriate certification has not been provided for a foreign shareholder, or where the Trust is notified that the shareholder has underreported income in the past (or the shareholder fails to certify that he is not subject to such withholding). A "taxpayer identification number" is either the Social Security number or employer identification number of the record owner of the account.

WITHHOLDING ON DISTRIBUTIONS TO FOREIGN INVESTORS
         Dividend distributions (including distributions derived from short-term capital gains) are in general subject to a U.S. withholding tax of 30% when paid to a nonresident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are resident in a country, such as the U.K., that has an income tax treaty with the U.S. may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of net realized long-term capital gains paid by a Fund to a foreign shareholder, and any gain realized upon the sale of Fund shares by such a shareholder, will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. However, such distributions and sale proceeds may be subject to backup withholding, unless the foreign investor certifies his non-U.S. residency status. Foreign investors are subject to the backup withholding rules described above. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return. Also, foreign shareholders with respect to whom income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. Again, foreign shareholders who are resident in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.
FOREIGN TAX CREDITS

         If, at the end of the fiscal year, more than 50% of the value of the total assets of any Fund is represented by stock or securities of foreign corporations, the Fund intends to make an election with respect to the relevant Fund which allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such case, the amounts of foreign income taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including a holding period requirement applied at both the Fund and shareholder level imposed by the Code). Shareholders of any of the International Funds whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment of distributions by the relevant Fund, and may be disadvantaged as a result of the election described in this paragraph.

TAX IMPLICATIONS OF CERTAIN INVESTMENTS

         Certain of the Funds' investments, including assets "marked to the market" for federal income tax purposes, debt obligations issued or purchased at a discount and potentially so-called "index securities" (including inflation indexed bonds), will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

         The Funds' transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies may accelerate income, defer losses, cause adjustments in the holding periods of the Funds' securities and convert long-term capital gains into short-term capital gains and short-term capital losses into long-term capital losses. These transactions may affect the amount, timing and character of distributions to shareholders.
         Investment by the Fund in certain passive foreign investment companies ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.
         A PFIC is any foreign corporation in which (i) 75% or more of the income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.
         An Asset Allocation Fund will not be able to offset gains realized by one underlying Fund in which such Asset Allocation Fund invests against losses realized by another underlying Fund in which such Asset Allocation Fund invests. In addition, Funds that invest in other investment companies will not be able to offset gains realized by one underlying investment company against losses realized by another underlying investment company. Similarly, a Fund which invests in GMO Alpha LIBOR Fund will not be able to offset losses realized by the GMO Alpha LIBOR Fund against other income realized by the Fund. Also, depending on a Fund's percentage ownership in an underlying Fund, a redemption of shares of an underlying Fund by the investing Fund may cause the investing Fund to be treated as not receiving capital gain income on such redemption but instead as receiving a dividend taxable as ordinary income in an amount equal to the full amount of the distribution. Accordingly, the investment of a Fund in underlying Funds could affect the amount, timing and character of distributions to shareholders of such Fund.

LOSS OF REGULATED INVESTMENT COMPANY STATUS

         A Fund may experience particular difficulty qualifying as a regulated investment company in the case of highly unusual market movements, in the case of high redemption levels and/or during the first year of its operations. If the Fund does not qualify for taxation as a regulated investment company for any taxable year, the Fund's income will be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains, will be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.

                             PERFORMANCE INFORMATION

         Each Fund may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders.
         Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, three, five, and ten years (or for such shorter or longer periods as shares of the Fund have been offered), calculated pursuant to the following formula: P (1 + T)(n) = ERV (where P = a hypothetical initial payment of $10,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $10,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum purchase premium, if any, is deducted from the initial $10,000 payment, (ii) all dividends and distributions are reinvested when paid and (iii) the maximum redemption fee, if any, is charged at the end of the relevant period. Quotations of total return may also be shown for other periods. The Funds may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.
         The table below sets forth the average annual total return for Class III Shares of each Fund for the one, three, five and ten year periods ending February 29, 2000 and for the period from the commencement of the Funds' operations until February 29, 2000:

-----------------------------------------------------------------------------------------------------------------------------------
                                                    INCEPTION     1 YEAR       3 YEARS     5 YEARS      10 YEARS        SINCE
                  FUND                                DATE          (%)           (%)         (%)          (%)        INCEPTION (%)
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Core                                            9/18/85       13.50         21.27       24.78        18.35           18.41
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco-Free Core                                   10/31/91       14.94         22.56       25.64          N/A           19.80
-----------------------------------------------------------------------------------------------------------------------------------
Value                                               11/13/90       -8.58          7.12       15.09          N/A           15.29
-----------------------------------------------------------------------------------------------------------------------------------
Intrinsic Value                                       8/2/99         N/A           N/A         N/A          N/A          -11.48
-----------------------------------------------------------------------------------------------------------------------------------
Growth                                              12/30/88       45.04         34.42       32.39        21.97           22.44
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                     12/31/91        9.56          7.88       13.71          N/A           14.69
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                    12/31/96       65.61         27.57         N/A          N/A           25.27
-----------------------------------------------------------------------------------------------------------------------------------
REIT                                                 5/31/96       -5.64         -6.12         N/A          N/A            1.64
-----------------------------------------------------------------------------------------------------------------------------------
International Core                                   3/31/87        7.55          6.06        8.06         8.31            9.51
-----------------------------------------------------------------------------------------------------------------------------------
Currency Hedged International Core                   6/30/95       15.16         10.07         N/A          N/A           13.59
-----------------------------------------------------------------------------------------------------------------------------------
Foreign                                              8/31/84       25.65         13.54       14.31        10.97           17.94
-----------------------------------------------------------------------------------------------------------------------------------
International Small Companies                       10/14/91        7.88          3.07        5.27          N/A            7.20
-----------------------------------------------------------------------------------------------------------------------------------
Japan                                                6/8/90        31.02          4.98        0.64          N/A            0.65
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                     12/9/93       73.89          1.48        7.06          N/A            5.24
-----------------------------------------------------------------------------------------------------------------------------------
Evolving Countries                                   8/29/97       94.99           N/A         N/A          N/A            5.68
-----------------------------------------------------------------------------------------------------------------------------------
Asia                                                 2/18/98       62.93           N/A         N/A          N/A           12.67
-----------------------------------------------------------------------------------------------------------------------------------
Global Hedged Equity                                 7/29/94        2.75         -2.44        0.44          N/A            0.73
-----------------------------------------------------------------------------------------------------------------------------------
Domestic Bond                                        8/18/94        2.03          5.86        6.96          N/A            6.87
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Bond/Global Alpha A                             4/30/97        2.10           N/A         N/A          N/A            5.06
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Bond/Global Alpha B                             7/29/97        0.12           N/A         N/A          N/A            2.96
-----------------------------------------------------------------------------------------------------------------------------------
International Bond                                  12/22/93       -3.13          1.82        7.79          N/A            7.55
-----------------------------------------------------------------------------------------------------------------------------------
Currency Hedged International Bond                   9/30/94        4.79          7.36       14.61          N/A           13.74
-----------------------------------------------------------------------------------------------------------------------------------
Global Bond                                         12/28/95       -2.21          3.43         N/A          N/A            5.00
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Country Debt                                4/19/94       45.71          6.10       27.76          N/A           20.67
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term Income                                    4/18/90        5.43          5.26        5.94          N/A            5.98
-----------------------------------------------------------------------------------------------------------------------------------
Inflation Indexed Bond                               3/31/97        3.36           N/A         N/A          N/A            3.91
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Country Debt Share                          7/20/98       46.71           N/A         N/A          N/A            0.47
-----------------------------------------------------------------------------------------------------------------------------------
International Equity Allocation                     10/11/96       22.46          6.04         N/A          N/A            6.90
-----------------------------------------------------------------------------------------------------------------------------------
World Equity Allocation                              6/28/96       21.46          8.77         N/A          N/A            9.10
-----------------------------------------------------------------------------------------------------------------------------------
Global (U.S.+) Equity Allocation                    11/26/96       18.40         11.91         N/A          N/A           12.62
-----------------------------------------------------------------------------------------------------------------------------------
Global Balanced Allocation                           7/29/96       12.25          8.63         N/A          N/A           11.65
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Sector                                         12/31/92       12.84         14.67       20.40          N/A           17.83
-----------------------------------------------------------------------------------------------------------------------------------

         Each Fund may also from time to time advertise net return and gross return data for each month and calendar quarter since the Fund's inception. Monthly and quarterly return data is calculated by linking daily performance for a Fund (current net asset value divided by prior net asset value), and assumes reinvestment of all dividends and gains. Monthly and quarterly performance data does not reflect payment of any applicable purchase premiums or redemption fees. All quotations of monthly and quarterly returns would be accompanied by standardized total return information. Information relating to a Fund's return for a particular month or calendar quarter is provided to permit evaluation of the Fund's performance and volatility in different market conditions, and should not be considered in isolation.

         From time to time, in advertisements, in sales literature, or in reports to shareholders, a Fund may compare its respective performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Fund may compare its total return to rankings prepared by Lipper Analytical Services, Inc. or Morningstar, Inc., widely recognized independent services that monitor mutual fund performance; the Standard & Poor's 500 Stock Index ("S&P 500"), an index of unmanaged groups of common stock; or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange.

         Performance rankings and listings reported in national financial publications, such as Money Magazine, Barron's and Changing Times, may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including No Load Fund X, CDA Investment Technologies, Inc., Weisenberger Investment Companies Service, and Donoghue's Mutual Fund Almanac.

         Quotations of a Fund's gross return do not reflect any reduction for any Fund fees or expenses unless otherwise noted; if the gross return data reflected the estimated fees and expenses of the Fund, the returns would be lower than those shown. Quotations of gross return for a Fund for a particular month or quarter will be calculated in accordance with the following formula:

Gross Return =
Net Return + (Total Annual Operating Expense Ratio) (# of days in relevant period/365)

                              INVESTMENT GUIDELINES

U. S. EQUITY FUNDS

GMO U.S. CORE FUND


ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS

EQUITY SECURITIES:                               -  At least 65% of the Fund's total assets will be invested in or
   domestic common stocks                           exposed to(1) domestic common stocks.
   convertible securities
   securities of foreign issuers (traded on
    U.S. Exchanges)

OTHER EQUITY SECURITIES:
   depository receipts
   illiquid securities
   144A securities
   restricted securities
   futures and related options on
       securities indexes
   REITs
   exchange-traded and OTC options on
      securities and indexes
      (including writing covered options)
   equity swap contracts
   contracts for differences
   warrants or rights
   repurchase agreements
   investment companies (open & closed end)


CASH AND MONEY MARKET INSTRUMENTS                -  The Fund will not normally have greater than 5% of its net
   Any short-term assets will be invested in        assets exposed to cash and money market instruments.  This
   cash or high quality money market                limitation does not include cash and money market instruments in
   instruments including securities issued by       margin accounts or otherwise covering exposure achieved through
   the U.S. government and agencies thereof,        derivative instruments ("equitized cash").
   bankers' acceptances, commercial paper,
   bank certificates of deposit and repurchase
   agreements


PROHIBITED INVESTMENTS AND PRACTICES
   The Fund will not engage in the following practices except as indicated:


   PURCHASING SECURITIES ON MARGIN               -  Except for short-term credits necessary for clearance of transactions.

   BORROWING MONEY                               -  Except that the Fund may temporarily borrow up to 20% of its net assets from banks for the payment of redemptions or
                                                    settlement of securities transactions, but not as a leveraged investment strategy.

-----------------------
       (1) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   UNDERWRITING SECURITIES                       -  Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of
                                                    portfolio investments.

   MAKING LOANS                                  -  Except that purchasing debt obligations, repurchase agreements and engaging in securities lending will not be considered making loans for this purpose. The Fund may loan securities valued at up to one-third of its total assets.

   PLEDGING, HYPOTHECATING OR                    -  Except that collateral arrangements with respect to swap
   MORTGAGING FUND ASSETS                           agreements, the writing of options, stock index, interest rate, currency or other futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
   MANAGEMENT
   MAKING SHORT SALES OF SECURITIES

RESTRICTIONS AND LIMITATIONS


   OPTIONS ON SECURITIES                         -  No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

   OTHER INVESTMENT COMPANIES                    -  The Fund will not own more than 3% of the outstanding voting securities of any investment company.
                                                 -  No more than 5% of the Fund's net assets will be invested in any single investment company.
                                                 -  No more than 10% of the Fund's net assets will be
                                                    invested in securities of investment companies in the
                                                    aggregate.

   ILLIQUID SECURITIES                           -  No more than 15% of the Fund's net assets will be invested in illiquid securities.


   INVESTMENT IN INSURANCE COMPANIES             -  The Fund will not purchase more than 10% of the total
                                                    outstanding voting stock of any insurance company
                                                    (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY            -  Equity: The Fund will not purchase more than 5% of any class
   BROKERS, DEALERS, UNDERWRITERS AND               of stock of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                                 -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                                 -  Investment Limits: No more than 5% of the Fund's total
                                                    assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser. The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                    This policy does not apply to companies that derived less than 15%
                                                    of revenues from "securities-related businesses" during the most recent fiscal year.


DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                               -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest in any one security to an extent greater than 5 percentage points over that security's weighting in the

                                                    Fund's benchmark.

                                                 -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.
                                                 -  The Fund will be invested in the securities of at least 125 issuers.

   CONCENTRATION                                 -  The Fund will not invest more than 25% of its total assets in securities of issuers in any one industry.


DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                          -  Options, futures contracts and related options on securities indexes.
                                                 -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.
                                                 -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities.
                                                 -  Contracts for differences: equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES

   HEDGING                                       -  Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(2)
                                                 -  Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap
                                                    contracts to obtain market exposure until such time as direct investments can be made efficiently.  Conversely, if the Fund receives or anticipates a significant demand for cash
                                                    redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.


   INVESTMENT                                    -  The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap
                                                    contracts) in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash balances held by the Fund.  The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.

   RISK MANAGEMENT -                             -  The Fund may use equity futures, related options and equity
   SYNTHETIC SALES AND PURCHASES                    swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual markets, sectors and equities. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to


-------------------------
         (2) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

                                                    synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes.
                                                    Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

LIMITATIONS ON THE USE OF DERIVATIVES            -  There is no limit on the use of derivatives for hedging purposes.

                                                 -  When long futures contracts and long swaps are used for investment, the
                                                    Fund will maintain an amount of cash or liquid securities equal to the face value of all such long derivative positions. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover a new long derivative exposure.

                                                 -  The net long equity exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

                                                 -  Except when such instruments are used for bona fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

                                                 -  Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

GMO TOBACCO-FREE CORE FUND

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS

EQUITY SECURITIES:                               -  At least 65% of the Fund's total assets will be invested
   common stocks                                    in or exposed to(3) domestic common stocks.
   convertible securities
                                                 -  The Fund invests primarily in the equity securities of at
OTHER EQUITY SECURITIES:                            least 125 companies chosen from among the 600 companies with the
   depository receipts (ADRs, GDRs, EDRs)           largest equity capitalization and whose securities are listed on
   foreign issues traded principally in the U.S.    a U.S. national securities exchange, and which are not Tobacco
                                                    Producing Issuers.
   illiquid securities
   144A securities
   restricted securities
   futures and related options on
       securities indexes
   REITs
   exchange-traded and OTC options on
    securities and indexes
       (including writing covered options)
   equity swap contracts
   contracts for differences
   warrants or rights
   repurchase agreements
   investment companies (open & closed end)

CASH AND MONEY MARKET INSTRUMENTS                -  The Fund will not normally have greater than 5% of its net
   Any short-term assets will be invested in        assets exposed to cash and money market instruments.  This
   cash or high quality money market                limitation does not include cash and money market instruments in
   instruments including securities issued by       margin accounts or otherwise covering exposure achieved through
   the U.S. government and agencies thereof,        derivative instruments ("equitized cash").
   bankers' acceptances, commercial paper,
   bank certificates of deposit and repurchase
   agreements.

PROHIBITED INVESTMENTS AND PRACTICES

The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN               -   Except for short-term credits necessary for clearance of transactions.

   BORROWING MONEY                               -   Except that the Fund may temporarily borrow up to 20% of
                                                     its net assets from banks for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES                       -   Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS                                  -   Except that purchasing debt obligations, repurchase agreements and engaging in securities lending will not be considered making loans for this purpose. The Fund may loan securities valued at up to one-third of its total assets.

   PLEDGING, HYPOTHECATING OR                    -   Except that collateral arrangements with respect to swap agreements, the



       (3) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   MORTGAGING FUND ASSETS                            writing of options, stock index, interest rate, currency or other futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.


   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A
   COMPANY'S MANAGEMENT
   MAKING SHORT SALES OF SECURITIES



RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES                         -  No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes)


   OTHER INVESTMENT COMPANIES                    -  The Fund will not own more than 3% of the outstanding voting securities of any investment company.

                                                 -  No more than 5% of the Fund's net assets will be invested in any single investment company.

                                                 -  No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

   ILLIQUID SECURITIES                           -  No more than 10% of the Fund's net assets will be invested in illiquid securities.

   INVESTMENT IN INSURANCE COMPANIES             -  The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY            -  Equity: The Fund will not purchase more than 5% of any class of
   BROKERS, DEALERS, UNDERWRITERS AND               stock of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                                 -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                                 -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser. The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                    This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                               -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest in any one security to an extent greater than 5 percentage points over that security's weighting in the Fund's benchmark.
                                                 -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.
                                                 -  The Fund will be invested in the securities of at least 125 issuers.

   CONCENTRATION                                 -  The Fund will not invest more than 25% of its total assets in securities of issuers in any one industry.


DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                          -  Options, futures contracts and related options on securities indexes.
                                                 -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.
                                                 -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities.

                                                 -  Contracts for differences: equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES

   HEDGING                                       -   Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(4)
                                                 -   Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.  Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the
                                                     Fund to dispose of securities in a more orderly fashion without the
                                                     Fund being exposed to leveraged loss exposure in the interim.


   INVESTMENT                                    -   The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash balances held by the Fund.  The
                                                     Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.

   RISK MANAGEMENT -                             -   The Fund may use equity futures, related options and equity
   SYNTHETIC SALES AND PURCHASES                     swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual markets, sectors and equities. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy"
                                                     exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.




----------------------
         (4) The Fund may use such hedging to remove or reduce general market exposure (e.g. , an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

   LIMITATIONS ON THE USE OF DERIVATIVES         -   There is no limit on the use of derivatives for hedging
                                                     purposes.
                                                 -   When long futures contracts and long equity swaps are used for investment, the Fund will maintain an amount of cash or liquid securities equal to the face value of all such long derivative positions. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover a new long derivative exposure.

                                                 -   The net long equity exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the
                                                     Fund's net assets.

                                                 -   Except when such instruments are used for bona fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

                                                 -   Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

GMO VALUE FUND


ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS

EQUITY SECURITIES:                               -  At least 65% of the Fund's total assets will be invested in or
   domestic common stocks                           exposed to(5) domestic common stocks.
   convertible securities
   securities of foreign issuers (traded on
     U.S. Exchanges)

OTHER EQUITY SECURITIES:
   depository receipts
   illiquid securities
   144A securities
   restricted securities
   futures and related options on
       securities indexes
   REITs
   exchange-traded and OTC options on
      securities and indexes
       (including writing covered options)
   equity swap contracts
   contracts for differences
   warrants
   repurchase agreements
   investment companies (open & closed end)


CASH AND MONEY MARKET INSTRUMENTS                -  The Fund will not normally have greater than 5% of its net
   Any short-term assets will be invested in        assets exposed to cash and money market instruments.  This limitation
   cash or high quality money market                does not include cash and money market instruments in margin accounts
   instruments including securities issued by       or otherwise covering exposure achieved through derivative
   the U.S. government and agencies thereof,        instruments ("equitized cash").
   bankers' acceptances, commercial paper,
   bank certificates of deposit and repurchase
   agreements

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN               -  Except for short-term credits necessary for clearance of transactions.

   BORROWING MONEY                               -  Except that the Fund may temporarily borrow up to 20% of its net assets from banks for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.


   UNDERWRITING SECURITIES                       -  Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS                                  -   Except that purchasing debt obligations, repurchase agreements and engaging in securities lending will not be considered
                                                     making loans for this purpose. The Fund may loan securities valued at up to one-third of its total assets.


---------------------
         (5) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

PLEDGING, HYPOTHECATING OR MORTGAGING            -  Except that collateral arrangements with respect to swap
FUND ASSETS                                         agreements, the writing of options, stock index, interest rate, currency or other futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.


         SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES INVESTING IN REAL ESTATE
         INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
         PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
         MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S MANAGEMENT
         MAKING SHORT SALES OF SECURITIES


RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES                         -   No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).


   OTHER INVESTMENT COMPANIES                    -   The Fund will not own more than 3% of the outstanding voting securities of any investment company.
                                                 -   No more than 5% of the Fund's net assets will be invested in any single investment company.
                                                 -   No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

   ILLIQUID SECURITIES                           -   No more than 15% of the Fund's net assets will be invested in illiquid securities.

   INVESTMENT IN INSURANCE COMPANIES             -   The Fund will not purchase more than 10% of the total
                                                     outstanding voting stock of any insurance company (including foreign insurance companies).


   INVESTMENT IN SECURITIES ISSUED BY            -   Equity: The Fund will not purchase more than 5% of any class of
   BROKERS, DEALERS, UNDERWRITERS AND                stock of a broker, dealer, underwriter or adviser.
   INVESTMENT ADVISERS
                                                 -   Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                                 -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer,
                                                    underwriter or investment adviser. The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                 This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

 DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                               -   The Fund will not purchase more than 10% of the outstanding securities of any issuer.
   CONCENTRATION                                 -   The Fund will not invest more than 25% of its total
                                                     assets in securities of issuers in any one industry.


DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                          -   Options, futures contracts and related options on securities indexes.

   USES OF DERIVATIVES                           -   Traditional Hedging: Short equity futures and related options contracts used to hedge against an equity risk already generally
   HEDGING                                           present in the Fund.
                                                 -   Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being


                                                     invested in the market) by purchasing long futures contracts to obtain market exposure until such time as direct investments can be made efficiently.
                                                     Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT                                    -   The Fund may use derivative instruments (particularly long futures contracts and related options) in place of investing directly in securities. This will include using equity derivatives to
                                                     "equitize" cash balances held by the Fund.


   LIMITATIONS ON THE USE OF DERIVATIVES         -   There is no limit on the use of derivatives for hedging purposes.
                                                 -   When long futures contracts and long equity swaps are used for investment, the
                                                     Fund will maintain an amount of cash or liquid securities
                                                     equal to the face value of all such long derivative positions.

                                                 -   The net long equity exposure of the Fund, including direct investment in securities and long futures positions, will not exceed 100% of the Fund's net assets.

                                                 -   Except when such instruments are used for bona fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.
                                                 -   Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered
                                                     into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

GMO INTRINSIC VALUE FUND

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

   PERMITTED INVESTMENTS



EQUITY SECURITIES:                                             -   At least 65% of the Fund's total assets will be
   domestic common stocks                                          invested in or exposed to(6) domestic common stocks
   convertible securities

OTHER EQUITY SECURITIES:
   depository receipts
   illiquid securities
   144A securities
   restricted securities
   futures and related options on
       securities indexes
   REITs
   exchange-traded and OTC options on
   securities and indexes (including
    writing covered options)
   equity swap contracts
   contracts for differences
   warrants or rights
   securities of foreign issuers (traded on U.S.
   exchanges)
   investment companies


   CASH AND MONEY MARKET INSTRUMENTS                           -   The Fund will not normally have greater than 5% of
   Any short-term assets will be invested in cash or high          its net assets exposed to cash and money market
   quality money market instruments including securities           instruments.  This limitation does not include cash and
   issued by the U.S. government and agencies thereof,             money market instruments in margin accounts or otherwise
   bankers' acceptances, commercial paper,                         covering exposure achieved through derivative instruments
   bank certificates of deposit and repurchase agreements.         ("equitized cash").

PROHIBITED INVESTMENTS AND PRACTICES
   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN                     Except for short-term credits necessary for clearance of transactions.

                                                       Except that the Fund may borrow up to 20% of its net assets from banks
   BORROWING MONEY                                     temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES                             Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS                                        Except that purchasing of debt obligations, repurchase agreements and engaging in securities lending will not be considered making loans for this purpose.  The Fund may loan securities valued at up to one-third of its total assets.

   PLEDGING, HYPOTHECATING OR                          Except that collateral arrangements with respect swap agreements, the



-----------------------

         (6) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

MORTGAGING FUND ASSETS                            writing of options, stock index, rate, currency or other futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of
                                                  securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.

   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
   MANAGEMENT
   MAKING SHORT SALES OF SECURITIES


RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES                     -   No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).


   ILLIQUID SECURITIES                       -  No more than 15% of the Fund's net assets will be invested in illiquid securities.
   OTHER INVESTMENT COMPANIES                -  The Fund will not own more than 3% of the outstanding voting securities of any investment company.
                                             -  No more than 5% of the Fund's net assets will be invested in any single investment company.
                                             -  No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.


   INVESTMENT IN INSURANCE COMPANIES         -  The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY        -  Equity: The Fund will not purchase more than 5% of any class of
   BROKERS, DEALERS, UNDERWRITERS AND           stock of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                             -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                             -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser. The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION
- Except for U.S. Government securities, cash, and money market instruments, the Fund will not invest in any one security to an extent greater than 5 percentage points over that security's weighting in the Fund's benchmark.
- The Fund will not purchase more than 10% of the outstanding securities of any issuer.

   CONCENTRATION                             -  The Fund will not invest more than 25% of its assets in securities of issuers in any one industry.


DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                      -  Futures contracts and related options on securities indexes.

                                             -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.
                                             -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays
                                                the positive performance of an index or basket of securities.
                                             -  Contracts for differences: equity swaps that contain both a long and short equity component.


   USES OF DERIVATIVES

   HEDGING                                   -  Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(7)
                                             -  Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT                                -  The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash balances held by the Fund.  The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.


------------------------
         (7) The Fund may use such hedging to remove or reduce general market exposure (e.g. an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g. a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

   RISK MANAGEMENT -               - The Fund may use equity futures, related
   SYNTHETIC SALES AND PURCHASES     options and equity swap contracts to adjust
                                     the weight of the Fund to a level the
                                     manager believes is the optimal exposure to
                                     individual markets, sectors and equities.
                                     Sometimes, such transactions are used as a
                                     precursor to actual sales and purchases.
                                     For example, if the Fund held a large
                                     proportion of stocks of a particular market
                                     and the Manager believed that stocks of
                                     another market would outperform such
                                     stocks, the Fund might use a short futures
                                     contract on an appropriate index (to
                                     synthetically "sell" a portion of the
                                     Fund's portfolio) in combination with a
                                     long futures contract on another index (to
                                     synthetically "buy" exposure to that
                                     index). Long and short equity swap
                                     contracts and contracts for differences may
                                     also be used for these purposes. Equity
                                     derivatives (and corresponding currency
                                     forwards) used to effect synthetic sales
                                     and purchases will generally be unwound as
                                     actual portfolio securities are sold and
                                     purchased.

   LIMITATIONS ON THE USE OF
   DERIVATIVES                     - There is no limit on the use of
                                     derivatives for hedging purposes.

                                   - When long futures contracts and long
                                     equity swaps are used for investment, the Fund will maintain an amount of cash or liquid securities equal to the face value of all such long derivative positions.
                                     However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover a new long derivative exposure.

                                   - The net long equity exposure of the Fund,
                                     including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

                                   - Except when such instruments are used for
                                     bona-fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

                                   - Counterparties used for OTC derivatives
                                     must have a long-term debt rating of A or higher when the derivative is entered into.
                                     Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

GMO GROWTH FUND

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS

EQUITY SECURITIES:                               -  At least 65% of the Fund's total assets will be invested in or
   domestic common stocks                           exposed to(8) domestic common stocks.
   convertible securities
   securities of foreign issuers (traded on
      U.S. Exchanges)

OTHER EQUITY SECURITIES:
   depository receipts
   illiquid securities
   144A securities
   restricted securities
   futures and related options on
      securities indexes
   REITs
   exchange-traded and OTC options on
      securities and indexes
       (including writing covered options)
   equity swap contracts
   contracts for differences
   warrants or rights
   repurchase agreements
   investment companies (open & closed end)

   CASH AND MONEY MARKET INSTRUMENTS             -  The Fund will not normally have greater than 5% of its net assets
   Any short-term assets will be invested in        exposed to cash and money market instruments.  This limitation does
   cash or high quality money market                not include cash and money market instruments in margin accounts or
   instruments including securities issued by       otherwise covering exposure achieved through derivative instruments
   the U.S. government and agencies thereof,        ("equitized cash").
   bankers' acceptances, commercial paper,
   bank certificates of deposit and repurchase
   agreements

PROHIBITED INVESTMENTS AND PRACTICES
   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN               -  Except for short-term credits necessary for clearance of transactions.

   BORROWING MONEY                               -  Except that the Fund may temporarily borrow up to 20% of its net assets from banks for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES                       -  Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS                                  -  Except that purchasing debt obligations, repurchase agreements and engaging in securities lending will not be considered making loans for this purpose.  The Fund may loan securities valued at up to one-third of its total assets.

----------
         (8) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   PLEDGING, HYPOTHECATING OR                    -  Except that collateral arrangements with respect to swap
   MORTGAGING FUND ASSETS                           agreements, the writing of options, stock index, interest rate, currency or other futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.  The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
    MANAGEMENT
   MAKING SHORT SALES OF SECURITIES

RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES                         -  No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

   OTHER INVESTMENT COMPANIES                    -  The Fund will not own more than 3% of the outstanding voting securities of any investment company.

                                                 -  No more than 5% of the Fund's net assets will be invested in any single investment company.

                                                 -  No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

   ILLIQUID SECURITIES                           -  No more than 15% of the Fund's net assets will be invested in illiquid securities.

   INVESTMENT IN INSURANCE COMPANIES             -  The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY            -  Equity: The Fund will not purchase more than 5% of any class of
   BROKERS, DEALERS, UNDERWRITERS AND               stock of a broker, dealer, underwriter or investment adviser.

   INVESTMENT ADVISERS
                                                 -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                                 -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer,
                                                    underwriter or investment adviser.  The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                        This policy does not apply to companies that derived less than
                                                        15% of revenues from "securities-related businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                               -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest in any one security to an extent greater than 5 percentage points over that security's weighting in the Fund's benchmark.

                                                 -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.

                                                 -  The Fund will be invested in the securities of at least 125 issuers.

                                                 -  The Fund will not invest more than 25% of its total assets in
   CONCENTRATION                                    securities of issuers in any one industry.

DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                          -  Options, futures contracts and related options on securities indexes.

                                                 -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.

                                                 -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities.

                                                 Contracts for differences: equity swaps that contain both a long and short equity component.
USES OF DERIVATIVES

   HEDGING                                       -  Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(9)

                                                 -  Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.  Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

   RISK MANAGEMENT -
   SYNTHETIC SALES AND PURCHASES                 -  The Fund may use equity futures, related options and equity swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual markets, sectors and equities.  Sometimes, such transactions are used as a precursor to actual sales and purchases.  For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an
                                                    appropriate index (to synthetically  "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).  Long and short equity swap contracts and contracts for differences may also be used for these purposes.  Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

----------
         (9) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

   LIMITATIONS ON THE USE OF DERIVATIVES         -  There is no limit on the use of derivatives for hedging purposes.

                                                 -  When long futures contracts and long equity swaps are used for investment, the Fund will maintain an amount of cash or liquid securities equal to the face value of all such long derivative positions.  However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover a new long derivative exposure.

                                                 -  The net long equity exposure of the Fund, including direct investment in securities and long derivative positions,  will not exceed 100% of the Fund's net assets.

                                                 -  Except when such instruments are used for bona fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

                                                 -  Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.
                                                    Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

GMO SMALL CAP VALUE FUND

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS

EQUITY SECURITIES:                               -  At least 65% of the Fund's total assets will be invested in or
   domestic common stocks                           exposed to(10) domestic common stocks.
   convertible securities                        -  Under normal market conditions, at least 65% of the Fund's total
   securities of foreign issuers (traded on         assets will be invested in or exposed to Russell 2500 Value Index
      U.S. Exchanges)                               securities.


OTHER EQUITY SECURITIES:
   depository receipts
   illiquid securities
   144A securities
   restricted securities
   futures and related options on
      securities indexes
   REITs
   exchange-traded and OTC options on
      securities and indexes
       (including writing covered options)
   equity swap contracts
   contracts for differences
   convertible bonds
   convertible preferred stocks
   warrants or rights
   repurchase agreements
   investment companies (open & closed end)

   CASH AND MONEY MARKET INSTRUMENTS             -  The Fund will not normally have greater than 5% of its net assets
   Any short-term assets will be invested in        exposed to cash and money market instruments.  This limitation does
   cash or high quality money market                not include cash and money market instruments in margin accounts or
   instruments including securities issued by       otherwise covering exposure achieved through derivative instruments
   the U.S. government and agencies thereof,        ("equitized cash").
   bankers' acceptances, commercial paper,
   bank certificates of deposit and repurchase
   agreements

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN               -  Except for short-term credits necessary for clearance of transactions.

   BORROWING MONEY                               -  Except that the Fund may temporarily borrow up to 20% of its net assets from banks for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES                       -  Except to the extent that the Fund is deemed an underwriter for securities law.


         (10) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

                                                    purposes in connection with disposition of portfolio
                                                    investments.

   MAKING LOANS                                  -  Except that purchasing debt obligations, repurchase agreements and engaging in securities lending will not be considered making loans for this purpose.  The Fund may loan securities valued at up to one-third of its total assets.

                                                 -  Except that collateral arrangements with respect to swap agreements,
   PLEDGING, HYPOTHECATING OR                       the writing of options, stock index, interest rate, currency or other
   MORTGAGING FUND ASSETS                           futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
     MANAGEMENT
   MAKING SHORT SALES OF SECURITIES

RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES                         -  No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

   OTHER INVESTMENT COMPANIES                    -  The Fund will not own more than 3% of the outstanding voting securities of any investment company.

                                                 -  No more than 5% of the Fund's net assets will be invested in any single investment company.

                                                 -  No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

   ILLIQUID SECURITIES                           -  No more than 15% of the Fund's net assets will be invested in illiquid securities.

   INVESTMENT IN INSURANCE COMPANIES             -  The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY            -  Equity: The Fund will not purchase more than 5% of any class of stock
   BROKERS, DEALERS, UNDERWRITERS AND               of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                                 -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                                 -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.  The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                 This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                               -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest in any one security to an extent greater than 5 percentage points over that security's weighting in the Fund's benchmark.

                                                 -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.

                                                 -  The Fund will be invested in the securities of at least 125 issuers.


   CONCENTRATION                                 -  The Fund will not invest more than 25% of its total assets in securities of issuers in any one industry.

DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                          -  Options, futures contracts and related options on securities indexes.

                                                 -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.

                                                 -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities.

                                                 -  Contracts for differences: equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES

   HEDGING                                       -  Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(11)

                                                 -  Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.  Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the
                                                    Fund to dispose of securities in a more orderly fashion without the
                                                    Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT                                    -  The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash balances held by the Fund.  The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.

   RISK MANAGEMENT -                             -  The Fund may use equity futures, related options and equity swap
   SYNTHETIC SALES AND PURCHASES                    contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual markets, sectors and equities.  Sometimes, such transactions are used as a precursor to actual sales and purchases.  For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically  "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).  Long and short equity swap contracts and contracts for differences may also be used for these purposes.  Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

LIMITATIONS ON THE USE OF DERIVATIVES            -  There is no limit on the use of derivatives for hedging purposes.

                                                 -  When long futures contracts and long equity swaps are used for investment, the Fund will maintain an amount of cash or liquid securities equal to the face value of all such long derivative positions.  However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be

----------

                  (11) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

                                                    considered as cash available to cover a new long derivative exposure.

                                                 -  The net long equity exposure of the Fund, including direct investment in securities and long derivative positions,  will not exceed 100% of the Fund's net assets.

                                                 -  Except when such instruments are used for bona fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

                                                 -  Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.
                                                    Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

GMO SMALL CAP GROWTH FUND

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS

EQUITY SECURITIES:
   domestic common stocks                        -  At least 65% of the Fund's total assets will be invested in or exposed to(12)
   convertible securities                           domestic common stocks.

   securities of foreign issuers (traded on      -  Under normal market conditions, at least 65% of the Fund's total
          U.S. Exchanges)                           assets will be invested in or exposed to Russell 2500 Growth Index securities.

OTHER EQUITY SECURITIES:
   depository receipts
   illiquid securities
   144A securities
   restricted securities
   futures and related options on
       securities indexes
   REITs
   exchange-traded and OTC options on
      securities and indexes
      (including writing covered options)
   equity swap contracts
   contracts for differences
   convertible bonds
   convertible preferred stocks
   warrants or rights
   repurchase agreements
   investment companies (open & closed end)


CASH AND MONEY MARKET INSTRUMENTS                -  The Fund will not normally have greater than 5% of its net assets
   Any short-term assets will be invested in        exposed to cash and money market instruments.  This limitation does
   cash or high quality money market                not include cash and money market instruments in margin accounts or
   instruments including securities issued by       otherwise covering exposure achieved through derivative instruments
   the U.S. Government and agencies thereof,        ("equitized cash").
   bankers' acceptances, commercial paper,
   bank certificates of deposit and repurchase
   agreements.

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN               -  Except for short-term credits necessary for clearance of transactions.

   BORROWING MONEY                               -  Except that the Fund may temporarily borrow up to 20% of its net assets from banks for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES                       -  Except to the extent that the Fund is deemed an underwriter for securities law


----------

                  (12) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

                                                    purposes in connection with disposition of portfolio
                                                    investments.

   MAKING LOANS                                  -  Except that purchasing debt obligations, repurchase agreements and engaging in securities lending will not be considered making loans for this purpose.  The Fund may loan securities valued at up to one-third of its total assets.

   PLEDGING, HYPOTHECATING OR                    -  Except that collateral arrangements with respect to swap agreements,
   MORTGAGING FUND ASSETS                           the writing of options, stock index, interest rate, currency or other futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.  The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
       MANAGEMENT
   MAKING SHORT SALES OF SECURITIES

RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES                         -  No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

   OTHER INVESTMENT COMPANIES                    -  The Fund will not own more than 3% of the outstanding voting securities of any investment company.

                                                 -  No more than 5% of the Fund's net assets will be invested in any single investment company.

                                                 -  No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

   ILLIQUID SECURITIES                           -  No more than 15% of the Fund's net assets will be invested in illiquid securities.

   INVESTMENT IN INSURANCE COMPANIES             -  The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY            -  Equity: The Fund will not purchase more than 5% of any class of stock
   BROKERS, DEALERS, UNDERWRITERS AND               of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS

                                                 -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.


                                                 -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.  The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                 This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                               -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest in any one security to an extent greater than 5 percentage points over that security's weighting in the Fund's benchmark.

                                                 -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.

                                                 -  The Fund will be invested in the securities of at least 125 issuers.

   CONCENTRATION                                 -  The Fund will not invest more than 25% of its total assets in securities of

                                                    issuers in any one industry.

DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                          -  Options, futures contracts and related options on securities indexes.

                                                 -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.

                                                 -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities.

                                                 -  Contracts for differences: equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES

   HEDGING                                       -  Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(13)

                                                 -  Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.  Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the
                                                    Fund to dispose of securities in a more orderly fashion without the
                                                    Fund being exposed to leveraged loss exposure in the interim.

   RISK MANAGEMENT -                             -  The Fund may use equity futures, related options and equity swap
   SYNTHETIC SALES AND PURCHASES                    contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.  Sometimes, such transactions are used as a precursor to actual sales and purchases.  For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).  Long and short equity swap contracts and contracts for differences may also be used for these purposes.  Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES         -  There is no limit on the use of derivatives for hedging purposes.

                                                 -  When long futures contracts and long equity swaps are used for investment, the Fund will maintain an amount of cash or liquid securities equal to the face value of all such long derivative positions.  However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover a new long derivative exposure.

                                                 -  The net long equity exposure of the Fund, including direct investment in securities and long derivative positions,  will not exceed 100% of the Fund's net assets.

                                                 -  Except when such instruments are used for bona-fide hedging, no more than

---------------

         (13) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

                                                    5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

                                                 -  Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.
                                                    Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

GMO REIT FUND

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS

REITS (REAL ESTATE INVESTMENT TRUSTS):           -     At least 65% of the Fund's
equity REITs                                           total assets will be invested
mortgage REITs                                         in or exposed to(14) securities
hybrid REITs                                           of REITs, although the Fund
                                                       generally intends to invest a
                                                       greater portion of its assets
                                                       in REIT securities.

EQUITY SECURITIES:                                    OTHER SECURITIES:
   common stock                                        asset-backed securities
   preferred stock                                     mortgage backed, CMO's,
   depository receipts: ADRs, GDRs, EDRs                 strips and residuals
   illiquid securities                                 adjustable rate securities
   144A securities                                     lower rated fixed income
   restricted securities                                 securities (junk bonds)
   futures and related options on                      zero coupon securities
       securities indexes and interest rates           indexed securities
   exchange-traded and OTC-options on                  firm commitments (with banks
   securities and indexes (including writing             or broker dealers)
   covered options)                                    reverse repurchase agreements
   REIT and other equity swap contracts                dollar roll agreements
   interest rate and currency swap contracts
   contracts for differences
   interest rate caps, floors and collars
   warrants
   repurchase agreements
   investment companies (open & closed end)



CASH AND MONEY MARKET INSTRUMENTS                -      The Fund will not normally have
   Any short-term assets will be invested in            greater than 5% of its net assets
   cash or high quality money market                    exposed to cash and money market
   instruments including securities issued by           instruments. This limitation does
   the U.S. government and agencies thereof,            not include cash and money market
   bankers' acceptances, commercial paper,              instruments in margin accounts or
   bank certificates of deposit and repurchase          otherwise covering exposure achieved
   agreements.                                          through derivative instruments
                                                        ("equitized cash").


PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:


   PURCHASING SECURITIES ON MARGIN        -  Except for short-term
                                             credits necessary for
                                             clearance of transactions.

   BORROWING MONEY                        -  Except that the Fund
                                             may temporarily borrow up to
                                             20% of its net assets from
                                             banks for the payment of
                                             redemptions or settlement of
                                             securities transactions, but
                                             not as a leveraged
                                             investment strategy.

   UNDERWRITING SECURITIES                -  Except to the extent that the Fund
                                             is deemed an underwriter for
                                             securities law

(14) The words "exposed to" as used in these guideline mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

                                             purposes in connection with
                                             disposition of portfolio
                                             investments.

   MAKING LOANS                           -  Except that purchasing debt
                                             obligations, repurchase agreements
                                             and engaging in securities
                                             lending will not be considered
                                             making loans for this purpose.
                                             The Fund may loan securities valued
                                             at up to one-third of its total
                                             assets.

   PLEDGING, HYPOTHECATING OR             -  Except that collateral arrangements
   MORTGAGING FUND ASSETS                    with respect to swap agreements,
                                             the writing of options, stock
                                             index, interest rate, currency or
                                             other futures contracts, options
                                             on futures contracts and collateral
                                             arrangements with respect to
                                             initial and variation margin are
                                             not deemed to be a pledge or
                                             other encumbrance of assets.  The
                                             deposit of securities or cash or
                                             cash equivalents in escrow in
                                             connection with the writing of
                                             covered call or put options,
                                             respectively, is also not deemed
                                             to be a pledge or encumbrance.

   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
   MANAGEMENT
   MAKING SHORT SALES OF SECURITIES

RESTRICTIONS AND LIMITATIONS
   OPTIONS ON SECURITIES                     -     No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

   OTHER INVESTMENT COMPANIES                -     The Fund will not own more than 3% of the outstanding voting securities of any investment company.
                                             -     No more than 5% of the Fund's net assets will be invested in any single investment company.
                                             -     No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

   ILLIQUID SECURITIES                       -     No more than 15% of the Fund's net assets will be invested in illiquid securities.

   INVESTMENT IN INSURANCE COMPANIES         -     The Fund will not purchase more than 10% of the total
                                                   outstanding voting stock of any insurance company (including foreign insurance companies).


   INVESTMENT IN SECURITIES ISSUED BY        -     Equity: The Fund will not purchase more than 5% of any class of
   BROKERS, DEALERS, UNDERWRITERS AND              stock of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                             -     Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                             -     Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.
                                                   The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                   This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.


   INVESTMENT IN LOWER-RATED BONDS           -     The Fund will not invest more than 5% of its assets in
                                                   lower-rated bonds.

  DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION               -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest in any one security to an extent greater than 5 percentage points over that security's weighting in the Fund's benchmark.
                                 -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.

DERIVATIVE INSTRUMENTS
   TYPES OF DERIVATIVES          -  Options, futures contracts and related options on securities indexes.
                                 -  Long equity swap contracts: where the Fund  pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.
                                 -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities.
                                 -  Contracts for differences: equity swaps that contain
                                    both a long and short equity component.

   USES OF DERIVATIVES

   HEDGING                       -  Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(15)
                                 -  Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.  Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the
                                    Fund to dispose of securities in a more orderly fashion without the
                                    Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT                    -  The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts)
                                    in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash balances held by the
                                    Fund.  The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.


  RISK MANAGEMENT -              -  The Fund may use equity futures, related options and equity
  SYNTHETIC SALES AND PURCHASES     swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual markets, sectors and equities.  Sometimes, such transactions are used as a precursor to actual sales and purchases.  For example, if the Fund held a large proportion of stocks of a particular market and the
                                    Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an
                                    appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure

      (15) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

                                                 to that index).  Long and short equity swap contracts and contracts for differences may also be used for these purposes.  Equity derivatives
                                                 (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

LIMITATIONS ON THE USE OF DERIVATIVES         -  There is no limit on the use of derivatives for hedging purposes.
                                              -  When long futures contracts and long equity swaps are used for investment, the Fund will maintain an amount of cash or liquid securities equal to the face value of all such long derivative positions.  However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover a new long derivative exposure.
                                              -  The net long equity exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the
                                                 Fund's net assets.
                                              -  Except when such instruments are used for bona fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.
                                              -  Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

INTERNATIONAL EQUITY FUNDS

GMO INTERNATIONAL CORE FUND

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS

EQUITY SECURITIES:                               -  The Fund will have greater than 65% of its total assets
   common stocks                                    invested in or exposed to(16) Equity Securities and Other Equity
   convertible bonds                                Securities.
   preferred stocks
   warrants or rights                            -  The Fund invests primarily in equity securities chosen from among the 3500 companies in developed markets that are listed in
OTHER EQUITY SECURITIES:                            the MSCI Perspective Publication, which includes issuers in the
   depository receipts: ADRs, GDRs, EDRs            MSCI EAFE Index, smaller companies and Canadian companies.
   foreign issues traded in the U.S. and
     abroad
   investment companies (open & closed-end)
   illiquid securities
   144A securities
   restricted securities
   equity futures and related options
   exchange-traded and OTC options on
     securities and indexes
     (including writing covered options)
   equity swap contracts
   contracts for differences
   repurchase agreements

FIXED INCOME SECURITIES:
   long and medium-term corporate and
       government bonds
   non-convertible preferred stock

FOREIGN CURRENCY TRANSACTIONS                    -  Fund may invest in spot currency transactions, forward foreign currency contracts, currency swap contracts, options on currencies, currency futures and related options.

CASH AND MONEY MARKET INSTRUMENTS
   Any short-term assets will be invested in     -  The Fund will not normally have greater than 5% of its net
   cash or high quality money market                assets exposed to cash and money market instruments.  This
   instruments including securities issued by the   limitation does not include cash and money market instruments in
   U.S. government and agencies thereof,            margin accounts or otherwise covering exposure achieved through
   bankers' acceptances, commercial paper,          derivative instruments ("equitized cash").
   bank certificates of deposit, time deposits
   and repurchase agreements

PROHIBITED INVESTMENTS AND PRACTICES
   PURCHASING SECURITIES ON MARGIN               -  Except for short-term credits necessary for clearance of transactions.

   BORROWING MONEY                               -  Except that the Fund may temporarily borrow up to 20% of its net assets from banks for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES                       -  Except to the extent that the Fund is deemed an underwriter for securities

      (16) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

                                                    law purposes in connection with disposition of
                                                    portfolio investments.

   MAKING LOANS                                  -  Except that purchasing of debt obligations, repurchase
                                                    agreements and engaging in securities lending will not be
                                                    considered making loans for this purpose.  The Fund may loan securities valued at up to 25% of its total assets.

   PLEDGING, HYPOTHECATING OR MORTGAGING         -  Except that collateral arrangements with respect to swap
   FUND ASSETS                                      agreements, the writing of options, stock index, interest rate, currency or other futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.  The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   EMERGING MARKET ISSUERS
   SELLING UNCOVERED PUT OR CALL OPTIONS
   ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY
   CONTRACTS
   PARTICIPATING IN DIRECTED
   BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF
   GAINING CONTROL OF A COMPANY'S MANAGEMENT
   MAKING SHORT SALES OF SECURITIES


RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES                            No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).
   OTHER INVESTMENT COMPANIES                    -  The Fund will not own more than 3% of the outstanding voting securities of any investment company.
                                                 -  No more than 5% of the Fund's net assets will be invested in any single investment company.
                                                 -  No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

   ILLIQUID SECURITIES                           -  No more than 15% of the Fund's net assets will be invested in illiquid securities.


   INVESTMENT IN INSURANCE COMPANIES             -  The Fund will not purchase more than 10% of the total
                                                    outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY            -  Equity: The Fund will not purchase more than 5% of any class of
   BROKERS, DEALERS, UNDERWRITERS AND               stock of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                                 -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                                 -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.  The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                    This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.
DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                               -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest in any one security to an extent greater than 5 percentage points over that security's weighting in the Fund's benchmark.
                                                 -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.


   CONCENTRATION                                 -  The Fund will not invest more than 25% of its total assets in securities of issuers in any one industry.

DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

   TYPES OF DERIVATIVES                          -  Options, futures contracts and related options on securities indexes.
                                                 -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.
                                                 -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities.
                                                 -  Contracts for differences: equity swaps that contain both long and short equity components.

   USES OF DERIVATIVES

   HEDGING                                       -  Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(17)
                                                 -  Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.  Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the
                                                    Fund to dispose of securities in a more orderly fashion without the
                                                    Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT                                    -  The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash balances held by the Fund.
                                                    Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using equity derivatives to give the effect of investing directly.  The
                                                    Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual countries and equities.  For example, if the Manager expects a positive return forecast for a select group of UK companies, but a negative return for the UK market as a whole, then this Fund may overweight the select group of equities and reduce exposure to the UK market by selling UK equity futures or enter into a swap contract that is long a specific basket of securities and short the UK market generally.


   RISK MANAGEMENT -                             -  The Fund may use equity futures, related options and equity
   SYNTHETIC SALES AND PURCHASES                    swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual countries and equities.  Sometimes, such transactions are used as a precursor to actual sales and purchases.  For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically  "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).  Long and short equity swap contracts and contracts for differences may also be used for these purposes.  Often, a foreign currency forward will be used in

      (17) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

                                                    conjunction with the long derivative position to create the effect of investing directly.  Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES         -  There is no limit on the use of derivatives for hedging purposes.
                                                 -  When long futures contracts and long equity swaps are used for investment, the Fund will maintain an amount of cash or liquid securities equal to the face value of all such long derivative positions.  However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover a new long derivative exposure.
                                                 -  The net long equity exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.
                                                 -  Except when such instruments are used for bona fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.
                                                 -  Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.
                                                    Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS        -  Buying and selling spot currencies.
                                                 -  Forward foreign currency contracts.
                                                 -  Currency futures contracts and related options.
                                                 -  Options on currencies.
                                                 -  Currency swap contracts.
   USES OF FOREIGN CURRENCY
   TRANSACTIONS
   HEDGING                                       -  Traditional Hedging: The Fund may effect foreign currency transactions - generally short forward or futures contracts -- to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar.  The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.
                                                 -  Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.

                                                 -  Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency, which the Manager believes is highly correlated to the currency being hedged.


   INVESTMENT                                    -  The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

   RISK MANAGEMENT                               -  Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments.  This may include long exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

   LIMITATIONS OF FOREIGN CURRENCY TRANSACTIONS  -  The Fund will typically hedge less than 30% of the foreign currency exposure represented by its investments in foreign-currency denominated securities.
                                                 -  The Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the
                                                    Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's securities are denominated.
                                                 -  The Fund will not be net short in any foreign currency, except that, when the Fund is attempting to hedge all or nearly all of its exposure to a particular currency, changes in the market value of foreign equities may cause the Fund to be temporarily net short in the currency.  Such temporary net short positions will not exceed 1%
                                                    of the Fund's assets.

GMO CURRENCY HEDGED INTERNATIONAL CORE FUND

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS

EQUITY SECURITIES:                                -    The Fund will have more than 65% of its total assets invested
   common stocks                                       in or exposed to(18) Equity Securities and Other Equity Securities.
   convertible bonds                              -    The Fund invests primarily in equity securities chosen from
   preferred stocks                                    among the 3500 companies in developed markets that are listed in
   warrants or rights                                  the MSCI Perspective Publication, which includes issuers in the
                                                       MSCI EAFE Index, smaller companies and Canadian companies.
OTHER EQUITY SECURITIES:
   depository receipts: ADRs, GDRs, EDRs
   foreign issues traded in the U.S. and abroad
   investment companies (open & closed end)
   illiquid securities
   144A securities
   restricted securities
   equity futures and related options
   exchange-traded and OTC options
   equity swap contracts
   contracts for differences
   repurchase agreements
 FIXED INCOME SECURITIES:
   long and medium-term corporate
     and government bonds
   non-convertible preferred stock
FOREIGN CURRENCY TRANSACTIONS                     -  Fund may invest in spot currency transactions, forward foreign currency contracts, currency swap contracts, options on currencies, currency futures and related options.


CASH AND MONEY MARKET INSTRUMENTS                 -  The Fund will not normally have greater than 5% of its net
   Any short-term assets will be invested in         assets exposed to cash and money market instruments.  This
   cash or high quality money market                 limitation does not include cash and money market instruments in
   instruments including securities issued by        margin accounts or otherwise covering exposure achieved through
   the U.S. government and agencies thereof,         derivative instruments ("equitized cash").
   bankers' acceptances, commercial paper,
   bank certificates of deposit and repurchase
   agreements

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN               -  Except for short-term credits necessary for clearance of transactions.

   BORROWING MONEY                               -  Except that the Fund may temporarily borrow up to 20% of its net assets from banks for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES                       -  Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.


      (18) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   MAKING LOANS                                       -  Except that purchasing of debt obligations, repurchase agreements and engaging in securities lending will not be considered making loans for this purpose.  The Fund may loan securities valued at up to 25% of its total assets.

   PLEDGING, HYPOTHECATING OR MORTGAGING FUND         -  Except that collateral arrangements with respect to swap
   ASSETS                                                agreements, the writing of options, stock index, interest rate, currency or other futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.  The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S MANAGEMENT
   MAKING SHORT SALES OF SECURITIES
   EMERGING MARKET ISSUERS

RESTRICTIONS AND LIMITATIONS
   OPTIONS ON SECURITIES                         -  No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

   OTHER INVESTMENT COMPANIES                    -  The Fund will not own more than 3% of the outstanding voting securities of any investment company.
                                                 -  No more than 5% of the Fund's net assets will be invested in any single investment company.
                                                 -  No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

   ILLIQUID SECURITIES                           -  No more than 15% of the Funds net assets will be invested in illiquid securities.

   INVESTMENT IN INSURANCE COMPANIES             -  The Fund will not purchase more than 10% of the total
                                                    outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY            -  Equity: The Fund will not purchase more than 5% of any class of
   BROKERS, DEALERS, UNDERWRITERS AND               stock of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                                 -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                                 -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.  The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                    This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION
   DIVERSIFICATION                               -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest in any one security to an extent greater than 5 percentage points over that security's weighting in the Fund's benchmark.
                                                 -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.


   CONCENTRATION                                 -  The Fund will not invest more than 25% of its total assets in securities of issuers in any one industry.


DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

TYPES OF DERIVATIVES                              -  Options, futures contracts and related options on
                                                     securities indexes.
                                                  -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of
                                                     securities.
                                                  -  Short equity swap contracts: where the Fund receives a
                                                     fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities.
                                                  -  Contracts for differences: equity swaps that contain both a long and short equity component.

USES OF DERIVATIVES
HEDGING                                           -  Traditional Hedging: Short equity futures, related
                                                     options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(19)

                                                  -  Anticipatory Hedging:  If the Fund receives or
                                                     anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the
                                                     market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.
                                                     Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures
                                                     contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

      (19) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

INVESTMENT                                        -  The Fund may use derivative instruments (particularly
                                                     long futures contracts, related options and long equity swap contracts) in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash
                                                     balances held by the Fund.  Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using equity derivatives to give the effect of investing directly.  The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual countries and equities.  For example, if the Manager expects a positive return forecast for a select group of UK companies, but a negative return for the UK market as a whole, then this Fund may overweight the select group of equities and reduce exposure to the UK market by selling UK equity futures or enter into a swap contract that is long a specific basket of securities and short the UK market generally.

RISK MANAGEMENT -                                 -  The Fund may use equity futures, related options and
SYNTHETIC SALES AND PURCHASES                        equity swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to
                                                     individual countries and equities.  Sometimes, such
                                                     transactions are used as a precursor to actual sales and
                                                     purchases.  For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).  Long and short equity swap contracts and contracts for differences may also be used for these purposes.  Often, a foreign currency forward will be used in conjunction with the long derivative position to create the effect of investing directly.  Equity derivatives
                                                     (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual
                                                     portfolio securities are sold and purchased.

LIMITATIONS ON THE USE OF DERIVATIVES             -  There is no limit on the use of derivatives for hedging purposes.
                                                  -  When long futures contracts and long equity swaps are
                                                     used for investment, the Fund will maintain an amount of cash or liquid securities equal to the face value of all such long derivative positions.  However, for purposes of this
                                                     restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash
                                                     available to cover a new long derivative exposure.
                                                  -  The net long equity exposure of the Fund, including
                                                     direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.
                                                  -  Except when such instruments are used for bona fide
                                                     hedging, no more than 5% of the Fund's net assets will be
                                                     committed to initial margin on futures contracts and time
                                                     premiums on related options.
                                                     Counterparties used for OTC-derivatives must have a long-term debt rating of A or higher when the derivative is entered
                                                     into.  Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   FOREIGN CURRENCY STRATEGY                      -  The essential currency strategy of the Fund is to
                                                     replicate the stock and currency selection of GMO International
                                                     Core Fund and to layer upon that a hedge (i.e. short positions)
                                                     with respect to each currency represented in the EAFE index, at the level that such currencies are represented in the index.
                                                     This means that, if the Fund is under-weighted relative to EAFE with respect to securities denominated in a particular
                                                     currency, the index currency hedging will result in a net short position with respect to that currency. Generally, such net short positions will be largely offset by net long positions in other highly correlated  currencies or an over-weight in
                                                     securities denominated in such correlated currencies.  As set forth under "Limitations on Foreign Currency Transactions"
                                                     below, the aggregate amount of "true" net short currency
                                                     positions (i.e., those not offset by positions in highly
                                                     correlated currencies) will not exceed 10% of the Fund's assets.

                                                  -  The Fund's currency hedging strategy will also mean that, despite the Fund's name, the Fund will not generally hedge all of the foreign currency exposure represented by the portfolio securities it owns.  In a case where the Fund is over-weighted relative to EAFE with respect to securities denominated in a particular currency - or if GMO's international core currency strategy is utilizing an active exposure to a particular
                                                     currency beyond that represented by securities denominated in that currency - the Fund's index currency hedge will not
                                                     completely eliminate exposure to the currency.  Because of its name, the Fund is required to hedge at least 65% of the
                                                     currency exposure represented by portfolio securities it owns.

   TYPES OF FOREIGN CURRENCY TRANSACTIONS         -  Buying and selling spot currencies.
                                                  -  Forward foreign currency contracts.
                                                  -  Currency futures contracts and related options.
                                                  -  Options on currencies.
                                                  -  Currency swap contracts.

USES OF FOREIGN CURRENCY TRANSACTIONS

   HEDGING                                        -  Traditional Hedging: The Fund may effect foreign currency transactions - generally short forward or futures contracts -
                                                     to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar.  The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.
                                                  -  Anticipatory Hedging: When the Fund enters into a
                                                     contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in"
                                                     the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.
                                                  -  Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency, which the Manager believes is highly correlated to the currency being hedged.

   INVESTMENT                                     -  The Fund may enter into currency forwards or futures
                                                     contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign
                                                     currency denominated securities.

   RISK MANAGEMENT                                -  Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments.  This may include long exposure to particular currencies beyond the amount of the Fund's
                                                     investment in securities denominated in that currency.

   LIMITATIONS OF FOREIGN CURRENCY TRANSACTIONS   -  The Fund will maintain short currency positions with
                                                     respect to at least 65% of the foreign currency exposure
                                                     represented by the common stocks owned by the Fund.
                                                  -  The Fund's aggregate net foreign currency exposure,
                                                     assuming full offset of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may
                                                     differ substantially from the currencies in which the Fund's securities are denominated.
                                                  -  The Fund will generally hedge currency based on benchmark weightings (rather than Fund investments), and thus will
                                                     sometimes have a net short position with respect to certain foreign currencies.  Such net short positions in the aggregate will not exceed 10% of the Fund's assets.

GMO FOREIGN FUND

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS
EQUITY SECURITIES:                                -  At least 65% of total assets will be invested in common stocks
   common stocks (including dividend paying)         and securities convertible into common stocks, warrants and rights
   convertible bonds                                 of non-U.S. issuers.
   convertible preferred stocks
   warrants or rights

OTHER EQUITY SECURITIES:
   depository receipts: ADRs, GDRs, EDRs
   foreign issues traded in the U.S. and abroad investment companies (open & closed end) illiquid securities
   144A securities
   private placements and other restricted
       securities
   equity futures and related options
   exchange-traded and OTC-options on
       securities and indexes (including
       writing covered options)
   emerging market issuers
   repurchase agreements

   FIXED INCOME SECURITIES:                       -  Fund will not invest more than 10% of its assets invested in
   long and medium-term corporate and                Fixed Income Securities.
     government bonds
   preferred stock
   lower-rated bonds
                                                  -  For hedging purposes, the Fund may invest in spot currency
   FOREIGN CURRENCY TRANSACTIONS                     transactions, forward foreign currency contracts, options on currencies, currency futures and related options.


   CASH AND MONEY MARKET INSTRUMENTS              -  Any short-term assets will be invested in cash or high
                                                     quality money market instruments including securities issued by the U.S. government and agencies thereof, bankers' acceptances, commercial paper, bank certificates of deposit and repurchase agreements.

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN               -  Except for short-term credits necessary for clearance of transactions.

   BORROWING MONEY                               -  Except that the Fund may temporarily borrow up to 20% of its net assets from banks for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES                       -  Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.
   MAKING LOANS                                  -  Except that purchasing debt obligations, repurchase agreements and engaging in securities lending will not be considered making loans for this purpose.  The Fund may loan securities valued at up to one-third of its total assets.

   PLEDGING, HYPOTHECATING OR MORTGAGING FUND    -  Except that collateral arrangements with respect to swap
   ASSETS                                           agreements, the writing of options, stock index, interest rate, currency or other futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.  The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING DIRECTLY IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S MANAGEMENT
   MAKING SHORT SALES OF SECURITIES


RESTRICTIONS AND LIMITATIONS

   OTHER INVESTMENT COMPANIES                -  The Fund will not own more than 3% of the outstanding voting securities of any investment company.
                                             -  No more than 5% of the Fund's net assets will be invested in any single investment company.
                                             -  No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.


   ILLIQUID SECURITIES                       -  No more than 10% of the Fund's net assets will be invested in illiquid securities.

   EMERGING MARKET ISSUERS                   -  The Fund will not invest more than 20% of its assets in securities of issuers in newly industrialized countries of the type invested in by the Emerging Markets Fund.

   LOWER-RATED SECURITIES                    -  The Fund will not invest more than 5% of its assets in lower-rated securities (junk bonds).

   INVESTMENT IN INSURANCE COMPANIES         -  The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY        -  Equity: The Fund will not purchase more than 5% of any class of
   BROKERS, DEALERS, UNDERWRITERS AND           stock of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                             -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                             -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.

                                                This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.


DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                           -  The Fund will be invested in the securities of at least 125 issuers.

   CONCENTRATION                             -  At least 65% of the Fund's total assets will be invested in securities principally traded in the securities markets of at least three countries other than the United States.

                                             -  The Fund will not invest more than 25% of its total assets in securities of issuers in any one industry.

GMO INTERNATIONAL SMALL COMPANIES FUND

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS
                                                  -  At least 65% of the Fund's assets will be invested in or
EQUITY SECURITIES:                                   exposed to(20) common stocks of small capitalization foreign
   common stocks                                     companies.
   convertible securities
   preferred stocks
   warrants or rights

OTHER EQUITY SECURITIES:
   depository receipts: ADRs, GDRs, EDRs
   foreign issues traded in the U.S. and abroad investment companies (open & closed-end) illiquid securities
   144A securities
   restricted securities
   equity futures and related options
   exchange-traded and OTC options on
       securities and indexes (including
       writing covered options)
   equity swap contracts
   contracts for differences
   repurchase agreements
FIXED INCOME SECURITIES:
   long and medium-term corporate
   and government bonds
   non-convertible preferred stock


FOREIGN CURRENCY TRANSACTIONS                     -  Fund may invest in spot currency transactions, forward
                                                     foreign currency contracts, currency swap contracts, options on currencies, currency futures and related options.


CASH AND MONEY MARKET INSTRUMENTS                 -  The Fund will not normally have greater than 5% of its net
Any short-term assets will be invested in            assets exposed to cash and money market instruments.  This
cash   or high quality money market instruments      limitation does not include cash and money market instruments
including securities issued by the U.S.              in margin accounts or otherwise held against exposure achieved
government and agencies thereof, bankers'            through derivative instruments ("equitized cash").
acceptances, commercial paper, bank
certificates of deposit, time deposits and
repurchase agreements

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN               -  Except for short-term credits necessary for clearance of transactions.

   BORROWING MONEY                               -  Except that the Fund may temporarily borrow up to 20% of its net assets from banks for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

--------------

      (20) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   UNDERWRITING SECURITIES                       -  Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of
                                                    portfolio investments.

   MAKING LOANS                                  -  Except that purchasing debt obligations, repurchase agreements and engaging in securities lending will not be considered making loans for this purpose.  The Fund may loan securities valued at up to one-third of its total assets.

   PLEDGING, HYPOTHECATING OR MORTGAGING         -  Except that collateral arrangements with respect to swap
   FUND ASSETS                                      agreements, the writing of options, stock index, interest rate, currency or other futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.  The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   EMERGING MARKET ISSUERS
   SELLING UNCOVERED PUT OR CALL OPTIONS
   ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY
   CONTRACTS PARTICIPATING IN DIRECTED
   BROKERAGE ARRANGEMENTS MAKING
   INVESTMENTS FOR THE PURPOSE OF GAINING
   CONTROL OF A COMPANY'S MANAGEMENT
   MAKING SHORT SALES OF SECURITIES

RESTRICTIONS AND LIMITATIONS
   OPTIONS ON SECURITIES                         -  No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes)

   OTHER INVESTMENT COMPANIES                    -  The Fund will not own more than 3% of the outstanding voting securities of any investment company.
                                                 -  No more than 5% of the Fund's net assets will be invested in any single investment company.
                                                 -  No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

   ILLIQUID SECURITIES                           -  No more than 15% of the Fund's net assets will be invested in illiquid securities.

   INVESTMENT IN INSURANCE COMPANIES             -  The Fund will not purchase more than 10% of the total
                                                    outstanding voting stock of any insurance company (including foreign insurance companies).
   INVESTMENT IN SECURITIES ISSUED BY
   BROKERS, DEALERS, UNDERWRITERS AND            -  Equity: The Fund will not purchase more than 5% of any class of
   INVESTMENT ADVISERS                              stock of a broker, dealer, underwriter or investment adviser.

                                                 -  Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                                 -  Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.  The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                    This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION
   DIVERSIFICATION                               -  Except for U.S. government securities, cash, and money market instruments, the Fund will not invest in any one security to an extent greater than 5 percentage points over that security's weighting in the
                                                    Fund's benchmark.
                                                 -  The Fund will not purchase more than 10% of the outstanding securities of any issuer.

   CONCENTRATION                                 -  The Fund will not invest more than 25% of its total assets in securities of issuers in any one industry.


DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

   TYPES OF DERIVATIVES                          -  Options, futures contracts and related options on securities indexes.
                                                 -  Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.
                                                 -  Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities.
                                                 -  Contracts for differences: equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES

   HEDGING                                       -  Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(21)
                                                 -  Anticipatory Hedging:  If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently.  Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the
                                                    Fund to dispose of securities in a more orderly fashion without the
                                                    Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT                                    -  The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities.  This will include using equity derivatives to "equitize" cash balances held by the Fund.
                                                    Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using equity derivatives to give the effect of investing directly.  The
                                                    Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual countries and equities.  For example, if the Manager expects a positive return forecast for a select group of UK companies, but a negative return for the UK market as a whole, then this Fund may overweight the select group of equities and reduce exposure to the UK market by selling UK equity futures or enter a swap contract that is long a specific basket of securities and short the UK market generally.


   RISK MANAGEMENT -                             -  The Fund may use equity futures, related options and equity
   SYNTHETIC SALES AND PURCHASES                    swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual countries and equities.  Sometimes, such transactions are used as a precursor to actual sales and purchases.  For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically  "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).  Long and short equity swap contracts and contracts for differences may also be used for these purposes.  Often, a foreign currency forward will be used in

--------------

      (21) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

                                                    conjunction with the long derivative position to create the effect of investing directly.  Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES         -  There is no limit on the use of derivatives for hedging purposes.
                                                 -  When long futures contracts and long equity swaps are used for investment, the Fund will maintain an amount of cash or liquid securities equal to the face value of all such long derivative positions.  However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover a new long derivative exposure.
                                                 -  The net long equity exposure of the Fund, including direct investment in securities and long derivative positions,  will not exceed 100% of the Fund's net assets.
                                                 -  Except when such instruments are used for bona fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.
                                                 -  Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into.
                                                    Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.


FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS        -  Buying and selling spot currencies.
                                                 -  Forward foreign currency contracts.
                                                 -  Currency futures contracts and related options.
                                                 -  Options on currencies.
                                                 -  Currency swap contracts.

   USES OF FOREIGN CURRENCY
   TRANSACTIONS

   HEDGING                                       -  Traditional Hedging: The Fund may effect foreign currency transactions - generally short forward or futures contracts -  to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar.  The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.
                                                 -  Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.
                                                 -  Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency, which the Manager believes is highly correlated to the currency being hedged.

   INVESTMENT                                    -  The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

   RISK MANAGEMENT                               -  Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments.  This may include long exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

   LIMITATIONS OF FOREIGN CURRENCY               -  The Fund's aggregate net foreign currency exposure, assuming
   TRANSACTIONS                                     full offset of long and short positions, will not exceed 100% of the
                                                    Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's securities are denominated.
                                                 -  The Fund will not be net short in any foreign currency, except that, when the Fund is attempting to hedge all or nearly all of its exposure to a particular currency, changes in the market value of foreign equities may cause the Fund to be temporarily net short in the currency.  Such temporary net short positions will not exceed 1%
                                                    of the Fund's assets.

GMO JAPAN FUND


ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS

EQUITY SECURITIES:                              -  At least 90% of the net
 common stocks                                     assets of the Fund will be
 convertible securities                            invested in or exposed to(22)
 preferred stock                                   Japanese Securities.(23)
 warrants or rights


OTHER EQUITY SECURITIES:
   depository receipts: ADRs, GDRs, EDRs
   foreign issues traded in the U.S. and
      abroad
   investment companies (open & closed-end) illiquid securities
   144A securities
   restricted securities
   equity futures and related options
   exchange-traded and OTC options on
       securities and indexes (including
       writing covered options)
   equity swap contracts
   contracts for differences
   repurchase agreements

FIXED INCOME SECURITIES:
   long and medium-term corporate and
      government bonds
   non-convertible preferred stock
   short-term Japanese government debt
     securities (or other short term prime
     obligations)


FOREIGN CURRENCY TRANSACTIONS                   -  Fund may invest in spot
                                                   currency transactions,
                                                   forward foreign currency
                                                   contracts, currency swap
                                                   contracts, options on
                                                   currencies, currency futures
                                                   and related options.

CASH AND MONEY MARKET INSTRUMENTS               -  The Fund will not normally
  Any short-term assets will be invested in        have greater than 5% of its
  cash or high quality money market                net assets exposed to cash
  instruments including securities issued          and money market instruments.
  by the U.S. government and agencies              This limitation does not
  thereof, bankers' acceptances,                   include cash and money market
  commercial paper, bank certificates of           instruments in margin
  deposit and repurchase agreements                accounts or otherwise
                                                   covering exposure achieved
                                                   through derivative
                                                   instruments ("equitized
                                                   cash").

--------------

      (22) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

      (23) Japanese Securities are securities issued by entities that are organized under the laws of Japan and that either have 50% or more of their assets in Japan or derive 50% or more of their revenues from Japan ("Japanese Companies").

PROHIBITED INVESTMENTS AND PRACTICES
   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN              -  Except for short-term
                                                   credits necessary for
                                                   clearance of transactions.

   BORROWING MONEY                              -  Except that the Fund may
                                                   temporarily borrow up to 10%
                                                   of its net assets from banks
                                                   for the payment of
                                                   redemptions or settlement of
                                                   securities transactions, but
                                                   not as a leveraged investment
                                                   strategy.

   UNDERWRITING SECURITIES                      -  Except to the extent that
                                                   the Fund is deemed an
                                                   underwriter for securities
                                                   law purposes in connection
                                                   with disposition of portfolio
                                                   investments.


   MAKING LOANS                                 -  Except that purchasing debt
                                                   obligations, repurchase
                                                   agreements and engaging in
                                                   securities lending will not
                                                   be considered making loans
                                                   for this purpose. The Fund
                                                   may loan securities valued at
                                                   up to 25% of its total
                                                   assets.

   PLEDGING, HYPOTHECATING OR                   -  Except that collateral
   MORTGAGING FUND ASSETS                          arrangements with respect to
                                                   swap agreements, the writing
                                                   of options, stock index,
                                                   interest rate, currency or
                                                   other futures contracts,
                                                   options on futures contracts
                                                   and collateral arrangements
                                                   with respect to initial and
                                                   variation margin are not
                                                   deemed to be a pledge or
                                                   other encumbrance of assets.
                                                   The deposit of securities or
                                                   cash or cash equivalents in
                                                   escrow in connection with the
                                                   writing of covered call or
                                                   put options, respectively, is
                                                   also not deemed to be a
                                                   pledge or encumbrance.


   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
     MANAGEMENT
   MAKING SHORT SALES OF SECURITIES

RESTRICTIONS AND LIMITATIONS


   OPTIONS ON SECURITIES                        -  No more than 5% of the
                                                   Fund's net assets will be
                                                   invested in time premiums on
                                                   options on particular
                                                   securities (as opposed to
                                                   options on indexes).


   OTHER INVESTMENT COMPANIES                   -  The Fund will not own more
                                                   than 3% of the outstanding
                                                   voting securities of any
                                                   investment company.

                                                 -  No more than 5% of the
                                                   Fund's net assets will be
                                                   invested in any single
                                                   investment company.

                                                 - No more than 10% of the
                                                   Fund's net assets will be
                                                   invested in securities of
                                                   investment companies in the
                                                   aggregate.

   ILLIQUID SECURITIES                          -  No more than 15% of the
                                                   Fund's net assets will be
                                                   invested in illiquid
                                                   securities.


   INVESTMENT IN INSURANCE COMPANIES            -  The Fund will not purchase
                                                   more than 10% of the total
                                                   outstanding voting stock of
                                                   any insurance company
                                                   (including foreign insurance
                                                   companies).

   INVESTMENT IN SECURITIES ISSUED BY
   BROKERS, DEALERS, UNDERWRITERS AND           -  Equity: The Fund will not
   INVESTMENT ADVISERS                             purchase more than 5% of any
                                                   class of stock of a broker,
                                                   dealer, underwriter or
                                                   investment adviser.


                                                -  Debt: The Fund may not
                                                   purchase more than 10% of any
                                                   such company's total
                                                   outstanding debt in the
                                                   aggregate.

                                                -  Investment Limits: No more
                                                   than 5% of the Fund's net
                                                   assets will be invested in
                                                   the securities of a single
                                                   broker, dealer, underwriter
                                                   or investment adviser. The
                                                   net payment obligation of
                                                   swap contracts where one of
                                                   these types of companies is
                                                   the counterparty also counts
                                                   for purposes of this
                                                   restriction.

                                                   This policy does not apply to
                                                   companies that derived less
                                                   than 15% of revenues from
                                                   "securities-related
                                                   businesses" during the most
                                                   recent fiscal year.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                              -  Except for U.S. government
                                                   securities, cash, and money
                                                   market instruments, the Fund
                                                   will not invest in any one
                                                   security to an extent greater
                                                   than 5 percentage points over
                                                   that security's weighting in
                                                   the Fund's benchmark.

                                                -  The Fund will not purchase
                                                   more than 10% of the
                                                   outstanding securities of any
                                                   issuer.


   CONCENTRATION                                -  The Fund will not invest
                                                   more than 25% of its total
                                                   assets in securities of
                                                   issuers in any one industry.


DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

   TYPES OF DERIVATIVES                         -  Options, futures contracts
                                                   and related options on
                                                   securities indexes.

                                                -  Long equity swap contracts:
                                                   where the Fund pays a fixed
                                                   rate plus the negative
                                                   performance, if any, and
                                                   receives the positive
                                                   performance, if any, of an
                                                   index or basket of
                                                   securities.

                                                -  Short equity swap
                                                   contracts: where the Fund
                                                   receives a fixed rate plus
                                                   the negative performance, if
                                                   any, and pays the positive
                                                   performance of an index or
                                                   basket of securities.

                                                -  Contracts for differences:
                                                   equity swaps that contain
                                                   both a long and short equity
                                                   component.

   USES OF DERIVATIVES

   HEDGING                                      -  Traditional Hedging: Short
                                                   equity futures, related
                                                   options and short equity swap
                                                   contracts used to hedge
                                                   against an equity risk
                                                   already generally present in
                                                   the Fund.(24)

                                                -  Anticipatory Hedging: If
                                                   the Fund receives or
                                                   anticipates significant cash
                                                   purchase transactions, the
                                                   Fund may hedge market risk
                                                   (risk of not being invested
                                                   in the market) by purchasing
                                                   long futures contracts or
                                                   entering into long equity
                                                   swap contracts to obtain
                                                   market exposure until such
                                                   time as direct investments
                                                   can be made efficiently.
                                                   Conversely, if the Fund
                                                   receives or anticipates a
                                                   significant demand for cash
                                                   redemptions, the Fund may
                                                   sell futures contracts or
                                                   enter into short equity swap
                                                   contracts, to allow the Fund
                                                   to dispose of securities in a
                                                   more orderly fashion without
                                                   the Fund being exposed to
                                                   leveraged loss exposure in
                                                   the interim.


   INVESTMENT                                   -  The Fund may use derivative
                                                   instruments (particularly
                                                   long futures contracts,
                                                   related options and long
                                                   equity swap contracts) in
                                                   place of investing directly
                                                   in securities. This will
                                                   include using equity
                                                   derivatives to "equitize"
                                                   cash balances held by the
                                                   Fund. Because a foreign
                                                   equity derivative generally
                                                   only provides the return of a
                                                   foreign market in local
                                                   currency terms, the Fund will
                                                   often purchase a foreign
                                                   currency forward in
                                                   conjunction with using equity
                                                   derivatives to give the
                                                   effect of investing directly.


   RISK MANAGEMENT -                            -  The Fund may use equity
   SYNTHETIC SALES AND PURCHASES                   futures, related options and
                                                   equity swap contracts to
                                                   adjust the weight of the Fund
                                                   to a level the manager
                                                   believes is the optimal
                                                   exposure to individual
                                                   equities or groups of
                                                   equities. Sometimes, such
                                                   transactions are used as a
                                                   precursor to actual sales and
                                                   purchases. For example, if
                                                   the Fund held a large
                                                   proportion of stocks of a
                                                   particular type and the
                                                   Manager believed that stocks
                                                   of another type would
                                                   outperform such stocks, the
                                                   Fund might use a short
                                                   futures contract on an
                                                   appropriate index (to
                                                   synthetically "sell" a
                                                   portion of the Fund's
                                                   portfolio) in combination
                                                   with a long futures contract
                                                   on another index (to
                                                   synthetically "buy" exposure
                                                   to that index). Long and
                                                   short equity swap contracts
                                                   and contracts for differences
                                                   may also be used for these
                                                   purposes. Often, a foreign
                                                   currency forward will be used
                                                   in conjunction with the long
                                                   derivative position to create
                                                   the effect of investing
                                                   directly. Equity derivatives
                                                   (and corresponding currency
                                                   forwards) used to effect
                                                   synthetic sales and purchases
                                                   will generally be unwound as
                                                   actual portfolio securities
                                                   are sold and purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES        -  There is no limit on the
                                                   use of derivatives for
                                                   hedging purposes.


                                                -  When long futures contracts
                                                   and long equity swaps are
                                                   used for investment, the Fund
                                                   will maintain an amount of
                                                   cash or liquid securities
                                                   equal to the face value of
                                                   all such long derivative
                                                   positions. However, for
                                                   purposes of this restriction,
                                                   if an existing long equity
                                                   exposure is reduced or
                                                   eliminated by a short
                                                   derivative position, the
                                                   combination of the long and
                                                   short position will be
                                                   considered as cash available
                                                   to cover a new long
                                                   derivative exposure.


                                                -  The net long equity
                                                   exposure of the Fund,
                                                   including direct investment
                                                   in securities and long
                                                   derivative positions, will
                                                   not exceed 100% of the Fund's
                                                   net assets.

                                                -  Except when such
                                                   instruments are used for bona
                                                   fide hedging, no more than 5%
                                                   of the Fund's net assets will
                                                   be committed to initial
                                                   margin on futures contracts
                                                   and time premiums on related
                                                   options.

                                                -  Counterparties used for OTC
                                                   derivatives must have a
                                                   long-term debt rating of A or
                                                   higher when the derivative is
                                                   entered into. Occasionally,
                                                   short-term derivatives will
                                                   be entered into with
                                                   counterparties that have only
                                                   high short-term debt ratings.

------------------

(24) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY
   TRANSACTIONS                                 -  Buying and selling spot
                                                   currencies.

                                                -  Forward foreign currency
                                                   contracts.

                                                -  Currency futures contracts
                                                   and related options.

                                                -  Options on currencies.

                                                -  Currency swap contracts.


   USES OF FOREIGN CURRENCY
   TRANSACTIONS

   HEDGING                                      -  Traditional Hedging: The
                                                   Fund may effect foreign
                                                   currency transactions -
                                                   generally short forward or
                                                   futures contracts - to hedge
                                                   the risk of foreign
                                                   currencies represented by its
                                                   securities investments back
                                                   into the U.S. dollar. The
                                                   Fund is not required to hedge
                                                   any of the currency risk
                                                   obtained by investing in
                                                   securities denominated in
                                                   foreign currencies.

                                                -  Anticipatory Hedging: When
                                                   the Fund enters into a
                                                   contract for the purchase or
                                                   anticipates the need to
                                                   purchase a security
                                                   denominated in a foreign
                                                   currency, it may "lock in"
                                                   the U.S. dollar price of the
                                                   security by buying the
                                                   foreign currency or through
                                                   currency forwards or futures.

                                                -  Proxy Hedging: The Fund may
                                                   hedge the exposure of a given
                                                   foreign currency by using an
                                                   instrument relating to a
                                                   different currency, which the
                                                   Manager believes is highly
                                                   correlated to the currency
                                                   being hedged.


   INVESTMENT                                   -  The Fund may enter into
                                                   currency forwards or futures
                                                   contracts in conjunction with
                                                   entering into a futures
                                                   contract on a foreign index
                                                   in order to create synthetic
                                                   foreign currency denominated
                                                   securities.


   RISK MANAGEMENT                              -  Subject to the limitations
                                                   described below, the Fund may
                                                   use foreign currency
                                                   transactions for risk
                                                   management, which will permit
                                                   the Fund to have foreign
                                                   currency exposure that is
                                                   significantly different than
                                                   the currency exposure
                                                   represented by its portfolio
                                                   investments. This may include
                                                   long exposure to particular
                                                   currencies beyond the amount
                                                   of the Fund's investment in
                                                   securities denominated in
                                                   that currency.


   LIMITATIONS OF FOREIGN CURRENCY              -  The Fund's aggregate net
   TRANSACTIONS                                    foreign currency exposure,
                                                   assuming full offset of long
                                                   and short positions, will not
                                                   exceed 100% of the Fund's net
                                                   assets denominated in foreign
                                                   currencies, though the
                                                   currency exposure of the Fund
                                                   may differ substantially from
                                                   the currencies in which the
                                                   Fund's securities are
                                                   denominated.


                                                -  The Fund will not be net
                                                   short in any foreign
                                                   currency, except that when
                                                   the Fund is attempting to
                                                   hedge all or nearly all of
                                                   its exposure to a particular
                                                   currency, changes in the
                                                   market value of foreign
                                                   equities may cause the Fund
                                                   to be temporarily net short
                                                   in the currency. Such
                                                   temporary net short positions
                                                   will not exceed 1% of the
                                                   Fund's assets.

GMO EMERGING MARKETS FUND

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

   PERMITTED INVESTMENTS

EQUITY SECURITIES:
   securities listed on emerging market         -  The Fund will have greater
   stock exchanges and related depository          than 65% of its total assets
     receipts                                      invested in or exposed to(26)
   preferred stock                                 equity securities that are
   warrants or rights                              predominantly traded on
                                                   Emerging Market exchanges.
OTHER EQUITY SECURITIES:
   convertible securities                       -  The Fund may also invest
   depository receipts: ADRs, GDRs, EDRs,          through investment Funds,
   IDRs foreign issues traded in the U.S.          pooled accounts or other
   and abroad investment companies                 investment vehicles designed
   (open & closed-end)                             to permit investments in a
   unlisted securities                             portfolio of stocks listed in
   illiquid securities                             a particular developing
   144A securities                                 country or region subject to
   restricted securities                           obtaining any necessary local
   securities traded in unregulated                regulatory approvals,
     securities markets                            particularly in the case of
   indexed securities                              countries in which such an
   equity futures and related options              investment vehicle is the
   exchange-traded and OTC options on              exclusive or main vehicle for
       securities and indexes (including           foreign portfolio investment.
       writing covered options)
   equity swap contracts
   contracts for differences
   private investment funds, vehicles or
         structures
   debt-equity conversion funds (25)
   country funds
   initial public offerings
   private placements
   index swaps


FIXED INCOME SECURITIES
   bonds and money market instruments in        -  The Fund may also invest in
   Canada, the U.S, and other                      debt securities issued by
   industrialized nations and emerging             companies or governments in
   securities markets.                             developing countries or money
                                                   market securities of
                                                   high-grade issuers in
                                                   industrialized countries
                                                   denominated in various
                                                   currencies.

-----------------

(25) Debt-equity Conversion Funds may be established to exchange foreign bank debt of countries whose principal repayments are in arrears, into a portfolio of listed and unlisted equities, subject to certain repatriation restrictions.

(26) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

CASH AND MONEY MARKET INSTRUMENTS

   Any short-term assets will be invested       -  The Fund will not normally
   in cash or high quality money market            have greater than 10% of its
   instruments including securities issued         net assets exposed to cash
   by the U.S. government and agencies             and money market instruments.
   thereof, bankers' acceptances,                  This limitation does not
   commercial paper, bank certificates of          include cash and money market
   deposit and repurchase agreements               instruments in margin
                                                   accounts or otherwise
                                                   covering exposure achieved
                                                   through derivative
                                                   instruments ("equitized
                                                   cash").

   FOREIGN CURRENCY TRANSACTIONS
                                                -  Fund may invest in spot
                                                   currency transactions,
                                                   forward foreign currency
                                                   contracts, currency swap
                                                   contracts, options on
                                                   currencies, currency futures
                                                   and related options.

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the
   following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN              -  Except for short-term
                                                   credits necessary for
                                                   clearance of transactions.

   BORROWING MONEY                              -  Except that the Fund may
                                                   temporarily borrow up to 20%
                                                   of its net assets from banks
                                                   for the payment of
                                                   redemptions or settlement of
                                                   securities transactions, but
                                                   not as a leveraged investment
                                                   strategy.

   UNDERWRITING SECURITIES                      -  Except to the extent that
                                                   the Fund is deemed an
                                                   underwriter for securities
                                                   law purposes in connection
                                                   with disposition of portfolio
                                                   investments.

   MAKING LOANS                                 -  Except that purchasing debt
                                                   obligations, repurchase
                                                   agreements and engaging in
                                                   securities lending will not
                                                   be considered making loans
                                                   for this purpose. The Fund
                                                   may loan securities valued at
                                                   up to one-third of its total
                                                   assets.

   PLEDGING, HYPOTHECATING OR
   MORTGAGING FUND ASSETS                       -  Except that collateral
                                                   arrangements with respect to
                                                   swap agreements, the writing
                                                   of options, stock index,
                                                   interest rate, currency or
                                                   other futures contracts,
                                                   options on futures contracts
                                                   and collateral arrangements
                                                   with respect to initial and
                                                   variation margin are not
                                                   deemed to be a pledge or
                                                   other encumbrance of assets.
                                                   The deposit of securities or
                                                   cash or cash equivalents in
                                                   escrow in connection with the
                                                   writing of covered call or
                                                   put options, respectively, is
                                                   also not deemed to be a
                                                   pledge or encumbrance.

   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
     MANAGEMENT
   MAKING SHORT SALES OF SECURITIES

RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES                        -  No more than 5% of the
                                                   Fund's net assets will be
                                                   invested in time premiums on
                                                   options on particular
                                                   securities (as opposed to
                                                   options on indexes).

   OTHER INVESTMENT COMPANIES                   -  The Fund will not own more
                                                   than 3% of the outstanding
                                                   voting securities of any
                                                   investment company.

                                                -  No more than 5% of the
                                                   Fund's net assets will be
                                                   invested in any single
                                                   investment company.

                                                -  No more than 10% of the
                                                   Fund's net assets will be
                                                   invested in securities of
                                                   investment companies in the
                                                   aggregate.


   ILLIQUID SECURITIES                          -  No more than 15% of the
                                                   Fund's net assets will be
                                                   invested in illiquid
                                                   securities.

   INVESTMENT IN INSURANCE COMPANIES            -  The Fund will not purchase
                                                   more than 10% of the total
                                                   outstanding voting stock of
                                                   any insurance company
                                                   (including foreign insurance
                                                   companies).

   INVESTMENT IN SECURITIES ISSUED BY           -  Equity: The Fund will not
   BROKERS, DEALERS, UNDERWRITERS AND              purchase more than 5% of any
   INVESTMENT ADVISERS                             class of stock of a broker,
                                                   dealer, underwriter or
                                                   investment adviser.

                                                -  Debt: The Fund may not
                                                   purchase more than 10% of any
                                                   such company's total
                                                   outstanding debt in the
                                                   aggregate.

                                                -  Investment Limits: No more
                                                   than 5% of the Fund's total
                                                   assets will be invested in
                                                   the securities of a single
                                                   broker, dealer, underwriter
                                                   or investment adviser. The
                                                   net payment obligation of
                                                   swap contracts where one of
                                                   these types of companies is
                                                   the counterparty also counts
                                                   for purposes of this
                                                   restriction.

                                                This policy does not apply to
                                                companies that derived less
                                                than 15% of revenues from
                                                "securities-related
                                                businesses" during the most
                                                recent fiscal year.

   UNLISTED SECURITIES/UNREGULATED              -  No more than 25% of the
   SECURITIES MARKETS                              Fund's total assets will be
                                                   invested in shares of
                                                   companies that are traded in
                                                   unregulated over-the-counter
                                                   markets or other types of
                                                   unlisted securities markets.

CONCENTRATION

   CONCENTRATION                                -  The Fund will not invest
                                                   more than 25% of its total
                                                   assets in securities of
                                                   issuers in any one industry.

DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

   TYPES OF DERIVATIVES                         -  Options, futures contracts
                                                   and related options on
                                                   securities indexes

                                                -  Long equity swap contracts:
                                                   where the Fund pays a fixed
                                                   rate plus the negative
                                                   performance, if any, and
                                                   receives the positive
                                                   performance, if any, of an
                                                   index or basket of
                                                   securities.

                                                -  Short equity swap
                                                   contracts: where the Fund
                                                   receives a fixed rate plus
                                                   the negative performance, if
                                                   any, and pays the positive
                                                   performance of an index or
                                                   basket of securities

                                                -  Contracts for differences:
                                                   equity swaps that contain
                                                   both a long and short equity
                                                   component.

   USES OF DERIVATIVES

   HEDGING                                      -  Traditional Hedging: Short
                                                   equity futures, related
                                                   options and short equity swap
                                                   contracts used to hedge
                                                   against an equity risk
                                                   already generally present in
                                                   the Fund.(27)

----------------------

(27) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

                                                -  Anticipatory Hedging: If
                                                   the Fund receives or
                                                   anticipates significant cash
                                                   purchase transactions, the
                                                   Fund may hedge market risk
                                                   (risk of not being invested
                                                   in the market) by purchasing
                                                   long futures contracts or
                                                   entering into long equity
                                                   swap contracts to obtain
                                                   market exposure until such
                                                   time as direct investments
                                                   can be made efficiently.
                                                   Conversely, if the Fund
                                                   receives or anticipates a
                                                   significant demand for cash
                                                   redemptions, the Fund may
                                                   sell futures contracts or
                                                   enter into short equity swap
                                                   contracts, to allow the Fund
                                                   to dispose of securities in a
                                                   more orderly fashion without
                                                   the Fund being exposed to
                                                   leveraged loss exposure in
                                                   the interim.


   INVESTMENT                                   -  The Fund may use derivative
                                                   instruments (particularly
                                                   long futures contracts,
                                                   related options and long
                                                   equity swap contracts) in
                                                   place of investing directly
                                                   in securities. This will
                                                   include using equity
                                                   derivatives to "equitize"
                                                   cash balances held by the
                                                   Fund. Because a foreign
                                                   equity derivative generally
                                                   only provides the return of a
                                                   foreign market in local
                                                   currency terms, the Fund will
                                                   often purchase a foreign
                                                   currency forward in
                                                   conjunction with using equity
                                                   derivatives to give the
                                                   effect of investing directly.
                                                   The Fund may also use long
                                                   derivatives for investment in
                                                   conjunction with short
                                                   hedging transactions to
                                                   adjust the weights of the
                                                   Fund's underlying equity
                                                   portfolio to a level the
                                                   Manager believes is the
                                                   optimal exposure to
                                                   individual countries and
                                                   equities. For example, if the
                                                   Manager expects a positive
                                                   return forecast for a select
                                                   group of companies in a
                                                   particular market, but a
                                                   negative return for that
                                                   market as a whole, then this
                                                   Fund may overweight the
                                                   select group of equities and
                                                   reduce exposure to the market
                                                   generally by selling equity
                                                   futures or enter into a swap
                                                   contract that is long a
                                                   specific basket of securities
                                                   and short the market
                                                   generally.


   RISK MANAGEMENT -                            -  The Fund may use equity
   SYNTHETIC SALES AND PURCHASES                   futures, related options and
                                                   equity swap contracts to
                                                   adjust the weight of the Fund
                                                   to a level the manager
                                                   believes is the optimal
                                                   exposure to individual
                                                   countries and equities.
                                                   Sometimes, such transactions
                                                   are used as a precursor to
                                                   actual sales and purchases.
                                                   For example, if the Fund held
                                                   a large proportion of stocks
                                                   of a particular market and
                                                   the Manager believed that
                                                   stocks of another market
                                                   would outperform such stocks,
                                                   the Fund might use a short
                                                   futures contract on an
                                                   appropriate index (to
                                                   synthetically "sell" a
                                                   portion of the Fund's
                                                   portfolio) in combination
                                                   with a long futures contract
                                                   on another index (to
                                                   synthetically "buy" exposure
                                                   to that index). Long and
                                                   short equity swap contracts
                                                   and contracts for differences
                                                   may also be used for these
                                                   purposes. Often, a foreign
                                                   currency forward will be used
                                                   in conjunction with the long
                                                   derivative position to create
                                                   the effect of investing
                                                   directly. Equity derivatives
                                                   (and corresponding currency
                                                   forwards) used to effect
                                                   synthetic sales and purchases
                                                   will generally be unwound as
                                                   actual portfolio securities
                                                   are sold and purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES        -  There is no limit on the
                                                   use of derivatives for
                                                   hedging purposes.

                                                -  When long futures contracts
                                                   and long equity swaps are
                                                   used for investment, the Fund
                                                   will maintain an amount of
                                                   cash or liquid securities
                                                   equal to the face value of
                                                   all such long derivative
                                                   positions. However, for
                                                   purposes of this restriction,
                                                   if an existing long equity
                                                   exposure is reduced or
                                                   eliminated by a short
                                                   derivative position, the
                                                   combination of the long and
                                                   short position will be
                                                   considered as cash available
                                                   to cover a new long
                                                   derivative exposure.

                                                -  The net long equity
                                                   exposure of the Fund,
                                                   including direct investment
                                                   in securities and long
                                                   derivative positions, will
                                                   not exceed 100% of the Fund's
                                                   net assets.

                                                -  Except when such
                                                   instruments are used for bona
                                                   fide hedging, no more than 5%
                                                   of the Fund's net assets will
                                                   be committed to initial
                                                   margin on futures contracts
                                                   and time premiums on related
                                                   options.

                                                -  Counterparties used for OTC
                                                   derivatives must have a
                                                   long-term debt rating of A or
                                                   higher when the derivative is
                                                   entered into. Occasionally,
                                                   short-term derivatives will
                                                   be entered into with
                                                   counterparties that have only
                                                   high short-term debt ratings.


FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS       -  Buying and selling spot
                                                   currencies.

                                                -  Forward foreign currency
                                                   contracts.

                                                -  Currency futures contracts
                                                   and related options.

                                                -  Options on currencies.

                                                -  Currency swap contracts.

   USES OF FOREIGN CURRENCY TRANSACTIONS



   HEDGING                                      -  Traditional Hedging: The
                                                   Fund may effect foreign
                                                   currency transactions -
                                                   generally short forward or
                                                   futures contracts - to hedge
                                                   the risk of foreign
                                                   currencies represented by its
                                                   securities investments back
                                                   into the U.S. dollar. The
                                                   Fund is not required to hedge
                                                   any of the currency risk
                                                   obtained by investing in
                                                   securities denominated in
                                                   foreign currencies.

                                                -  Anticipatory Hedging: When
                                                   the Fund enters into a
                                                   contract for the purchase or
                                                   anticipates the need to
                                                   purchase a security
                                                   denominated in a foreign
                                                   currency, it may "lock in"
                                                   the U.S. dollar price of the
                                                   security by buying the
                                                   foreign currency or through
                                                   currency forwards or futures.

                                                -  Proxy Hedging: The Fund may
                                                   hedge the exposure of a given
                                                   foreign currency by using an
                                                   instrument relating to a
                                                   different currency which the
                                                   Manager believes is highly
                                                   correlated to the currency
                                                   being hedged.

   INVESTMENT                                   -  The Fund may enter into
                                                   currency forwards or futures
                                                   contracts in conjunction with
                                                   entering into a futures
                                                   contract on a foreign index
                                                   in order to create synthetic
                                                   foreign currency denominated
                                                   securities.


   RISK MANAGEMENT                              -  Subject to the limitations
                                                   described below, the Fund may
                                                   use foreign currency
                                                   transactions for risk
                                                   management, which will permit
                                                   the Fund to have foreign
                                                   currency exposure that is
                                                   significantly different than
                                                   the currency exposure
                                                   represented by its portfolio
                                                   investments. This may include
                                                   long exposure to particular
                                                   currencies beyond the amount
                                                   of the Fund's investment in
                                                   securities denominated in
                                                   that currency.


   LIMITATIONS OF FOREIGN CURRENCY              -  The Fund's aggregate net
   TRANSACTIONS                                    foreign currency exposure,
                                                   assuming full offset of long
                                                   and short positions, will not
                                                   exceed 100% of the Fund's net
                                                   assets denominated in foreign
                                                   currencies, though the
                                                   currency exposure of the Fund
                                                   may differ substantially from
                                                   the currencies in which the
                                                   Fund's securities are
                                                   denominated.

                                                -  The Fund will not be net
                                                   short in any foreign
                                                   currency, except that, when
                                                   the Fund is attempting to
                                                   hedge all or nearly all of
                                                   its exposure to a particular
                                                   currency, changes in the
                                                   market value of foreign
                                                   equities may cause the Fund
                                                   to be temporarily net short
                                                   in the currency. Such
                                                   temporary net short positions
                                                   will not exceed 1% of the
                                                   Fund's assets

GMO EVOLVING COUNTRIES FUND

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

   PERMITTED INVESTMENTS


EQUITY SECURITIES:
   securities listed on evolving country stock  -  The Fund will have greater
     exchanges and related depository              than 65% of its total assets
     receipts                                      invested in or exposed to(29)
   preferred stocks                                equity securities that are
   warrants or rights                              predominantly traded on
                                                   Evolving Country exchanges.

OTHER EQUITY SECURITIES:
   convertible securities
   depository receipts: ADRs, GDRs, EDRs, IDRs
   foreign issues traded in the U.S. and abroad
   investment companies (open & closed-end)
   unlisted securities
   illiquid securities
   144A securities
   restricted securities                        -  The Fund may also invest
   securities traded in unregulated securities     through investments funds,
       markets                                     pooled accounts or other
   indexed securities                              investment vehicles designed
   equity futures and related options              to permit investments in a
   exchange-traded and OTC options on securities   portfolio of stocks listed in
       and indexes (including writing covered      a particular developing
       options)                                    country or region subject to
   equity swap contracts                           obtaining any necessary local
   contracts for differences                       regulatory approvals,
   private investment funds, vehicles or           particularly in the case of
     structures                                    countries in which such an
   debt-equity conversion funds(28)                investment vehicle is the
   country funds                                   exclusive or main vehicle for
   repurchase agreements                           foreign portfolio investment.
   initial public offerings
   private placements
   index swaps


FIXED INCOME SECURITIES

   Bonds and money market instruments in        -  The Fund may also invest in
   Canada, the U.S., and other industrialized      debt securities issued by
   nations and emerging securities markets.        companies or governments in
                                                   developing countries or money
                                                   market securities of
                                                   high-grade issuers in
                                                   industrialized countries
                                                   denominated in various
                                                   currencies.

-----------------------------

(28) Debt-equity Conversion Funds may be established to exchange foreign bank debt of countries whose principal repayments are in arrears, into a portfolio of listed and unlisted equities, subject to certain repatriation restrictions.

(29) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

CASH AND MONEY MARKET INSTRUMENTS
   Any short-term assets will be invested in    -  The Fund will not normally
   cash or high quality money market               have greater than 10% of its
   instruments including securities issued         net assets exposed to cash
   by the U.S. government and agencies             and money market instruments.
   thereof, bankers' acceptances,                  This limitation does not
   commercial paper, bank certificates of          include cash and money market
   deposit and repurchase agreements               instruments in margin
                                                   accounts or otherwise
                                                   covering exposure achieved
                                                   through derivative
                                                   instruments ("equitized
                                                   cash").


   FOREIGN CURRENCY TRANSACTIONS                -  Fund may invest in spot
                                                   currency transactions,
                                                   forward foreign currency
                                                   contracts, currency swap
                                                   contracts, options on
                                                   currencies, currency futures
                                                   and related options.

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN              -  Except for short-term credits
                                                   necessary for clearance of
                                                   transactions.

   BORROWING MONEY                              -  Except that the Fund may
                                                   temporarily borrow up to 20%
                                                   of its net assets from banks
                                                   for the payment of
                                                   redemptions or settlement of
                                                   securities transactions, but
                                                   not as a leveraged investment
                                                   strategy.

   UNDERWRITING SECURITIES                      -  Except to the extent that
                                                   the Fund is deemed an
                                                   underwriter for securities
                                                   law purposes in connection
                                                   with disposition of portfolio
                                                   investments.

   MAKING LOANS                                 -  Except that purchasing debt
                                                   obligations, repurchase
                                                   agreements and engaging in
                                                   securities lending will not
                                                   be considered making loans
                                                   for this purpose. The Fund
                                                   may loan securities valued at
                                                   up to one-third of its total
                                                   assets.

   PLEDGING, HYPOTHECATING OR                   -  Except that collateral
   MORTGAGING FUND ASSETS                          arrangements with respect to
                                                   swap agreements, the writing
                                                   of options, stock index,
                                                   interest rate, currency or
                                                   other futures contracts,
                                                   options on futures contracts
                                                   and collateral arrangements
                                                   with respect to initial and
                                                   variation margin are not
                                                   deemed to be a pledge or
                                                   other encumbrance of assets.
                                                   The deposit of securities or
                                                   cash or cash equivalents in
                                                   escrow in connection with the
                                                   writing of covered call or
                                                   put options, respectively, is
                                                   also not deemed to be a
                                                   pledge or encumbrance.


   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
     MANAGEMENT
   MAKING SHORT SALES OF SECURITIES

RESTRICTIONS AND LIMITATIONS


   OPTIONS ON SECURITIES                        -  No more than 5% of the Fund's
                                                   net assets will be invested
                                                   in time premiums on options
                                                   on particular securities (as
                                                   opposed to options on
                                                   indexes).

   OTHER INVESTMENT COMPANIES                   -  The Fund will not own more
                                                   than 3% of the outstanding
                                                   voting securities of any
                                                   investment company.

                                                -  No more than 5% of the
                                                   Fund's net assets will be
                                                   invested in any single
                                                   investment company.

                                                -  No more than 10% of the
                                                   Fund's net assets will be
                                                   invested in securities of
                                                   investment companies in the
                                                   aggregate.


   ILLIQUID SECURITIES                          -  No more than 15% of the
                                                   Fund's net assets will be
                                                   invested in illiquid
                                                   securities.


   INVESTMENT IN INSURANCE COMPANIES            -  The Fund will not purchase
                                                   more than 10% of the total
                                                   outstanding voting stock of
                                                   any insurance company
                                                   (including foreign insurance
                                                   companies).


   INVESTMENT IN SECURITIES ISSUED BY           -  Equity: The Fund will not
   BROKERS, DEALERS, UNDERWRITERS AND              purchase more than 5% of any
   INVESTMENT ADVISERS                             class of stock of a broker,
                                                   dealer, underwriter or
                                                   investment adviser.

                                                -  Debt: The Fund may not
                                                   purchase more than 10% of any
                                                   such company's total
                                                   outstanding debt in the
                                                   aggregate.

                                                -  Investment Limits: No more
                                                   than 5% of the Fund's total
                                                   assets will be invested in
                                                   the securities of a single
                                                   broker, dealer, underwriter
                                                   or investment adviser. The
                                                   net payment obligation of
                                                   swap contracts where one of
                                                   these types of companies is
                                                   the counterparty also counts
                                                   for purposes of this
                                                   restriction.

                                                This policy does not apply to
                                                companies that derived less
                                                than 15% of revenues from
                                                "securities-related
                                                businesses" during the most
                                                recent fiscal year.


   UNLISTED SECURITIES/UNREGULATED              -  No more than 25% of the
   SECURITIES MARKETS                              Fund's total assets will be
                                                   invested in shares of
                                                   companies that are traded in
                                                   unregulated over-the-counter
                                                   markets or other types of
                                                   unlisted securities markets.


CONCENTRATION

   CONCENTRATION                                -  The Fund will not invest
                                                   more than 25% of its total
                                                   assets in securities of
                                                   issuers in any one industry.

DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

   TYPES OF DERIVATIVES                         -  Options, futures contracts
                                                   and related options on
                                                   securities indexes.

                                                -  Long equity swap contracts:
                                                   where the Fund pays a fixed
                                                   rate plus the negative
                                                   performance, if any, and
                                                   receives the positive
                                                   performance, if any, of an
                                                   index or basket of
                                                   securities.

                                                -  Short equity swap
                                                   contracts: where the Fund
                                                   receives a fixed rate plus
                                                   the negative performance, if
                                                   any, and pays the positive
                                                   performance of an index or
                                                   basket of securities.

                                                -  Contracts for differences:
                                                   equity swaps that contain
                                                   both a long and short equity
                                                   component.

   USES OF DERIVATIVES

   HEDGING                                      -  Traditional Hedging: Short
                                                   equity futures, related
                                                   options and short equity swap
                                                   contracts used to hedge
                                                   against an equity risk
                                                   already generally present in
                                                   the Fund.(30)

                                                -  Anticipatory Hedging: If
                                                   the Fund receives or
                                                   anticipates significant cash
                                                   purchase transactions, the
                                                   Fund may hedge market risk
                                                   (risk of not being invested
                                                   in the market) by purchasing
                                                   long futures contracts or
                                                   entering into long equity
                                                   swap contracts to obtain
                                                   market exposure until such
                                                   time as direct investments
                                                   can be made efficiently.
                                                   Conversely, if the Fund
                                                   receives or anticipates a
                                                   significant demand for cash
                                                   redemptions, the Fund may
                                                   sell futures contracts or
                                                   enter into short equity swap
                                                   contracts, to allow the Fund
                                                   to dispose of securities in a
                                                   more orderly fashion without
                                                   the Fund being exposed to
                                                   leveraged loss exposure in
                                                   the interim.

   INVESTMENT                                   -  The Fund may use derivative
                                                   instruments (particularly
                                                   long futures contracts,
                                                   related options and long
                                                   equity swap contracts) in
                                                   place of investing directly
                                                   in securities. This will
                                                   include using equity
                                                   derivatives to "equitize"
                                                   cash balances held by the
                                                   Fund. Because a foreign
                                                   equity derivative generally
                                                   only provides the return of a
                                                   foreign market in local
                                                   currency terms, the Fund will
                                                   often purchase a foreign
                                                   currency forward in
                                                   conjunction with using equity
                                                   derivatives to give the
                                                   effect of investing directly.
                                                   The Fund may also use long
                                                   derivatives for investment in
                                                   conjunction with short
                                                   hedging transactions to
                                                   adjust the weights of the
                                                   Fund's underlying equity
                                                   portfolio to a level the
                                                   Manager believes is the
                                                   optimal exposure to
                                                   individual countries and
                                                   equities. For example, if the
                                                   Manager expects a positive
                                                   return forecast for a select
                                                   group of companies in a
                                                   particular market, but a
                                                   negative return for that
                                                   market as a whole, then this
                                                   Fund may overweight the
                                                   select group of equities and
                                                   reduce exposure to the market
                                                   generally by selling equity
                                                   futures or enter into a swap
                                                   contract that is long a
                                                   specific basket of securities
                                                   and short the market
                                                   generally.


   RISK MANAGEMENT -                            -  The Fund may use equity
   SYNTHETIC SALES AND PURCHASES                   futures, related options and
                                                   equity swap contracts to
                                                   adjust the weight of the Fund
                                                   to a level the manager
                                                   believes is the optimal
                                                   exposure to individual
                                                   countries and equities.
                                                   Sometimes, such transactions
                                                   are used as a precursor to
                                                   actual sales and purchases.
                                                   For example, if the Fund held
                                                   a large proportion of stocks
                                                   of a particular market and
                                                   the Manager believed that
                                                   stocks of another market
                                                   would outperform such stocks,
                                                   the Fund might use a short
                                                   futures contract on an
                                                   appropriate index (to
                                                   synthetically "sell" a
                                                   portion of the Fund's
                                                   portfolio) in combination
                                                   with a long futures contract
                                                   on another index (to
                                                   synthetically "buy" exposure
                                                   to that index). Long and
                                                   short equity swap contracts
                                                   and contracts for differences
                                                   may also be used for these
                                                   purposes. Often, a foreign
                                                   currency forward will be used
                                                   in conjunction with the long
                                                   derivative position to create
                                                   the effect of investing
                                                   directly. Equity derivatives
                                                   (and corresponding currency
                                                   forwards) used to effect
                                                   synthetic sales and purchases
                                                   will generally be unwound as
                                                   actual portfolio securities
                                                   are sold and purchased.


---------------------

(30) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

   LIMITATIONS ON THE USE OF DERIVATIVES        -  There is no limit on the
                                                   use of derivatives for
                                                   hedging purposes.

                                                -  When long futures contracts
                                                   and long equity swaps are
                                                   used for investment, the Fund
                                                   will maintain an amount of
                                                   cash or liquid securities
                                                   equal to the face value of
                                                   all such long derivative
                                                   positions. However, for
                                                   purposes of this restriction,
                                                   if an existing long equity
                                                   exposure is reduced or
                                                   eliminated by a short
                                                   derivative position, the
                                                   combination of the long and
                                                   short position will be
                                                   considered as cash available
                                                   to cover a new long
                                                   derivative exposure.

                                                -  The net long equity
                                                   exposure of the Fund,
                                                   including direct investment
                                                   in securities and long
                                                   derivative positions, will
                                                   not exceed 100% of the Fund's
                                                   net assets.


                                                -  Except when such
                                                   instruments are used for bona
                                                   fide hedging, no more than 5%
                                                   of the Fund's net assets will
                                                   be committed to initial
                                                   margin on futures contracts
                                                   and time premiums on related
                                                   options.

                                                -  Counterparties used for OTC
                                                   derivatives must have a
                                                   long-term debt rating of A or
                                                   higher when the derivative is
                                                   entered into. Occasionally,
                                                   short-term derivatives will
                                                   be entered into with
                                                   counterparties that have only
                                                   high short-term debt ratings.


FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS       -  Buying and selling spot
                                                   currencies.

                                                -  Forward foreign currency
                                                   contracts.

                                                -  Currency futures contracts
                                                   and related options.

                                                -  Options on currencies.

                                                -  Currency swap contracts.


   USES OF FOREIGN CURRENCY TRANSACTIONS

   HEDGING                                      -  Traditional Hedging: The
                                                   Fund may effect foreign
                                                   currency transactions -
                                                   generally short forward or
                                                   futures contracts - to hedge
                                                   the risk of foreign
                                                   currencies represented by its
                                                   securities investments back
                                                   into the U.S. dollar. The
                                                   Fund is not required to hedge
                                                   any of the currency risk
                                                   obtained by investing in
                                                   securities denominated in
                                                   foreign currencies.

                                                -  Anticipatory Hedging: When
                                                   the Fund enters into a
                                                   contract for the purchase or
                                                   anticipates the need to
                                                   purchase a security
                                                   denominated in a foreign
                                                   currency, it may "lock in"
                                                   the U.S. dollar price of the
                                                   security by buying the
                                                   foreign currency or through
                                                   currency forwards or futures.

                                                -  Proxy Hedging: The Fund may
                                                   hedge the exposure of a given
                                                   foreign currency by using an
                                                   instrument relating to a
                                                   different currency, which the
                                                   Manager believes is highly
                                                   correlated to the currency
                                                   being hedged.


   INVESTMENT                                   -  The Fund may enter into
                                                   currency forwards or futures
                                                   contracts in conjunction with
                                                   entering into a futures
                                                   contract on a foreign index
                                                   in order to create synthetic
                                                   foreign currency denominated
                                                   securities.


   RISK MANAGEMENT                              -  Subject to the limitations
                                                   described below, the Fund may
                                                   use foreign currency
                                                   transactions for risk
                                                   management, which will permit
                                                   the Fund to have foreign
                                                   currency exposure that is
                                                   significantly different than
                                                   the currency exposure
                                                   represented by its portfolio
                                                   investments. This may include
                                                   long exposure to particular
                                                   currencies beyond the amount
                                                   of the Fund's investment in
                                                   securities denominated in
                                                   that currency.

   LIMITATIONS OF FOREIGN CURRENCY              -  The Fund's aggregate net
   TRANSACTIONS                                    foreign currency exposure,
                                                   assuming full offset of long
                                                   and short positions, will not
                                                   exceed 100% of the Fund's net
                                                   assets denominated in foreign
                                                   currencies, though the
                                                   currency exposure of the Fund
                                                   may differ substantially from
                                                   the currencies in which the
                                                   Fund's securities are
                                                   denominated.

                                                -  The Fund will not be net
                                                   short in any foreign
                                                   currency, except that, when
                                                   the Fund is attempting to
                                                   hedge all or nearly all of
                                                   its exposure to a particular
                                                   currency, changes in the
                                                   market value of foreign
                                                   equities may cause the Fund
                                                   to be temporarily net short
                                                   in the currency. Such
                                                   temporary net short positions
                                                   will not exceed 1% of the
                                                   Fund's assets.

GMO ASIA FUND

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

   PERMITTED INVESTMENTS:

   securities listed on emerging market stock
        exchanges and related depository        -  The Fund will have greater
        receipts                                   than 65% of its total assets
   convertible securities                          invested in or exposed to(32)
   depository receipts: ADRs, GDRs, EDRs, IDRs     equity securities that are
   foreign issues traded in the U.S. and abroad    organized under the laws of
   investment companies (open & closed-end)        an Asian country, that have a
   unlisted securities                             principal office in an Asian
   illiquid securities                             country, or whose securities
   144A securities                                 are predominantly traded on
   restricted securities                           Asian market exchanges
   securities traded in unregulated securities     (excluding Japan).
       markets
   indexed securities
   equity futures and related options
   exchange-traded and OTC options on
       securities and indexes (including
       writing covered options)
   equity swap contracts
   contracts for differences
   private investment funds, vehicles or
        structures
   debt-equity conversion funds (31)
   country funds
   repurchase agreements
   initial public offerings
   private placements
   index swaps


FIXED INCOME SECURITIES
  bonds and money market instruments in         -  The Fund may also invest,
  Canada, the U.S, and other industrialized        on a temporary basis, in debt
  nations and emerging securities markets.         securities issued by
                                                   companies or governments in
                                                   developing countries or money
                                                   market securities of
                                                   high-grade issuers in
                                                   industrialized countries
                                                   denominated in various
                                                   currencies.



CASH AND MONEY MARKET INSTRUMENTS               -  The Fund will not normally
   Any short-term assets will be invested in       have greater than 10% of its
   cash or high quality money market               net assets exposed to cash
   instruments including securities issued         and money market instruments.
   by the U.S. government and agencies             This limitation does not
   thereof, bankers' acceptances, commercial       include cash and money market
   paper, bank certificates of deposit and         instruments in margin
   repurchase agreements                           accounts or otherwise
                                                   covering exposure achieved
                                                   through derivative
                                                   instruments ("equitized
                                                   cash").



----------------------

(31) Debt-equity Conversion Funds may be established to exchange foreign bank debt of countries whose principal repayments are in arrears, into a portfolio of listed and unlisted equities, subject to certain repatriation restrictions.

(32) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

FOREIGN CURRENCY TRANSACTIONS                   -  Fund may invest in spot
                                                   currency transactions,
                                                   forward foreign currency
                                                   contracts, currency swap
                                                   contracts, options on
                                                   currencies, currency futures
                                                   and related options.

PROHIBITED INVESTMENTS AND PRACTICES
   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN              -  Except for short-term
                                                   credits necessary for
                                                   clearance of transactions.

   BORROWING MONEY                              -  Except that the Fund may
                                                   temporarily borrow up to 20%
                                                   of its net assets from banks
                                                   for the payment of
                                                   redemptions or settlement of
                                                   securities transactions, but
                                                   not as a leveraged investment
                                                   strategy.


   PLEDGING, HYPOTHECATING OR                   -  Except that collateral
     MORTGAGING FUND ASSETS                        arrangements with respect to
                                                   swap agreements, the writing
                                                   of options, stock index,
                                                   interest rate, currency or
                                                   other futures contracts,
                                                   options on futures contracts
                                                   and collateral arrangements
                                                   with respect to initial and
                                                   variation margin are not
                                                   deemed to be a pledge or
                                                   other encumbrance of assets.
                                                   The deposit of securities or
                                                   cash or cash equivalents in
                                                   escrow in connection with the
                                                   writing of covered call or
                                                   put options, respectively, is
                                                   also not deemed to be a
                                                   pledge or encumbrance.


   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
     MANAGEMENT
   MAKING SHORT SALES OF SECURITIES
   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES


RESTRICTIONS AND LIMITATIONS


   OPTIONS ON SECURITIES                        -  No more than 5% of the
                                                   Fund's net assets will be
                                                   invested in time premiums on
                                                   options on particular
                                                   securities (as opposed to
                                                   options on indexes)

   OTHER INVESTMENT COMPANIES                   -  The Fund will not own more
                                                   than 3% of the outstanding
                                                   voting securities of any
                                                   investment company

                                                -  No more than 5% of the
                                                   Fund's net assets will be
                                                   invested in any single
                                                   investment company

                                                -  No more than 10% of the
                                                   Fund's net assets will be
                                                   invested in securities of
                                                   investment companies in the
                                                   aggregate


   ILLIQUID SECURITIES                          -  No more than 15% of the
                                                   Fund's net assets will be
                                                   invested in illiquid
                                                   securities.

   INVESTMENT IN INSURANCE COMPANIES            -  The Fund will not purchase
                                                   more than 10% of the total
                                                   outstanding voting stock of
                                                   any insurance company
                                                   (including foreign insurance
                                                   companies).

   INVESTMENT IN SECURITIES ISSUED BY           -  Equity: The Fund will not
   BROKERS, DEALERS, UNDERWRITERS AND              purchase more than 5% of any
   INVESTMENT ADVISERS                             class of stock of a broker,
                                                   dealer, underwriter or
                                                   investment adviser.

                                                -  Debt: The Fund may not
                                                   purchase more than 10% of any
                                                   such company's total
                                                   outstanding debt in the
                                                   aggregate.

                                                -  Investment Limits: No more
                                                   than 5% of the Fund's total
                                                   assets will be invested in
                                                   the securities of a single
                                                   broker, dealer, underwriter
                                                   or investment adviser. The
                                                   net payment obligation of
                                                   swap contracts where one of
                                                   these types of companies is
                                                   the counterparty also counts
                                                   for purposes of this
                                                   restriction.

                                                This policy does not apply to
                                                companies that derived less
                                                than 15% of revenues from
                                                "securities-related
                                                businesses" during the most
                                                recent fiscal year.


   UNLISTED SECURITIES/UNREGULATED              -  No more than 25% of the
   SECURITIES MARKETS                              Fund's total assets will be
                                                   invested in shares of
                                                   companies that are traded in
                                                   unregulated over-the-counter
                                                   markets or other types of
                                                   unlisted securities markets.

CONCENTRATION


   CONCENTRATION                                -  The Fund will not invest
                                                   more than 25% of its total
                                                   assets in securities of
                                                   issuers in any one industry.


DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

   TYPES OF DERIVATIVES                         -  Options, futures contracts
                                                   and related options on
                                                   securities indexes

                                                -  Long equity swap contracts:
                                                   where the Fund pays a fixed
                                                   rate plus the negative
                                                   performance, if any, and
                                                   receives the positive
                                                   performance, if any, of an
                                                   index or basket of
                                                   securities.

                                                -  Short equity swap
                                                   contracts: where the Fund
                                                   receives a fixed rate plus
                                                   the negative performance, if
                                                   any, and pays the positive
                                                   performance of an index or
                                                   basket of securities

                                                -  Contracts for differences:
                                                   equity swaps that contain
                                                   both a long and short equity
                                                   component.


   USES OF DERIVATIVES
   HEDGING                                      -  Traditional Hedging: Short
                                                   equity futures, related
                                                   options and short equity swap
                                                   contracts used to hedge
                                                   against an equity risk
                                                   already generally present in
                                                   the Fund.(33)

                                                -  Anticipatory Hedging: If
                                                   the Fund receives or
                                                   anticipates significant cash
                                                   purchase transactions, the
                                                   Fund may hedge market risk
                                                   (risk of not being invested
                                                   in the market) by purchasing
                                                   long futures contracts or
                                                   entering long equity swap
                                                   contracts to obtain market
                                                   exposure until such time as
                                                   direct investments can be
                                                   made efficiently. Conversely,
                                                   if the Fund receives or
                                                   anticipates a significant
                                                   demand for cash redemptions,
                                                   the Fund may sell futures
                                                   contracts or enter into short
                                                   equity swap contracts, to
                                                   allow the Fund to dispose of
                                                   securities in a more orderly
                                                   fashion without the Fund
                                                   being exposed to leveraged
                                                   loss exposure in the interim.


---------------------

(33) The Fund may use such hedging to remove or reduce general market exposure (e.g. an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g. a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

   INVESTMENT                                   -  The Fund may use derivative
                                                   instruments (particularly
                                                   long futures contracts,
                                                   related options and long
                                                   equity swap contracts) in
                                                   place of investing directly
                                                   in securities. This will
                                                   include using equity
                                                   derivatives to "equitize"
                                                   cash balances held by the
                                                   Fund. Because a foreign
                                                   equity derivative generally
                                                   only provides the return of a
                                                   foreign market in local
                                                   currency terms, the Fund will
                                                   often purchase a foreign
                                                   currency forward in
                                                   conjunction with using equity
                                                   derivatives to give the
                                                   effect of investing directly.
                                                   The Fund may also use long
                                                   derivatives for investment in
                                                   conjunction with short
                                                   hedging transactions to
                                                   adjust the weights of the
                                                   Fund's underlying equity
                                                   portfolio to a level the
                                                   Manager believes is the
                                                   optimal exposure to
                                                   individual countries and
                                                   equities. For example, if the
                                                   Manager expects a positive
                                                   return forecast for a select
                                                   group of companies in a
                                                   particular market, but a
                                                   negative return for that
                                                   market as a whole, then this
                                                   Fund may overweight the
                                                   select group of equities and
                                                   reduce exposure to the market
                                                   generally by selling equity
                                                   futures or enter a swap
                                                   contract that is long a
                                                   specific basket of securities
                                                   and short the market
                                                   generally.


   RISK MANAGEMENT -                            -  The Fund may use equity
     SYNTHETIC SALES AND PURCHASES                 futures, related options and
                                                   equity swap contracts to
                                                   adjust the weight of the Fund
                                                   to a level the manager
                                                   believes is the optimal
                                                   exposure to individual
                                                   countries and equities.
                                                   Sometimes, such transactions
                                                   are used as a precursor to
                                                   actual sales and purchases.
                                                   For example, if the Fund held
                                                   a large proportion of stocks
                                                   of a particular market and
                                                   the Manager believed that
                                                   stocks of another market
                                                   would outperform such stocks,
                                                   the Fund might use a short
                                                   futures contract on an
                                                   appropriate index (to
                                                   synthetically "sell" a
                                                   portion of the Fund's
                                                   portfolio) in combination
                                                   with a long futures contract
                                                   on another index (to
                                                   synthetically "buy" exposure
                                                   to that index). Long and
                                                   short equity swap contracts
                                                   and contracts for differences
                                                   may also be used for these
                                                   purposes. Often, a foreign
                                                   currency forward will be used
                                                   in conjunction with the long
                                                   derivative position to create
                                                   the effect of investing
                                                   directly. Equity derivatives
                                                   (and corresponding currency
                                                   forwards) used to effect
                                                   synthetic sales and purchases
                                                   will generally be unwound as
                                                   actual portfolio securities
                                                   are sold and purchased.




LIMITATIONS ON THE USE OF                       -  There is no limit on the
  DERIVATIVES                                      use of derivatives for
                                                   hedging purposes.

                                                -  When long futures contracts
                                                   and long equity swaps are
                                                   used for investment, the Fund
                                                   will maintain an amount of
                                                   cash or liquid securities
                                                   equal to the face value of
                                                   all such long derivative
                                                   positions. However, for
                                                   purposes of this
                                                   restriction, if an existing
                                                   long equity exposure is
                                                   reduced or eliminated by a
                                                   short derivative position,
                                                   the combination of the long
                                                   and short position will be
                                                   considered as cash available
                                                   to cover a new long
                                                   derivative exposure.

                                                -  The net long equity
                                                   exposure of the Fund,
                                                   including direct investment
                                                   in securities and long
                                                   derivative positions, will
                                                   not exceed 100% of the Fund's
                                                   net assets.

                                                -  Except when such
                                                   instruments are used for
                                                   bona-fide hedging, no more
                                                   than 5% of the Fund's net
                                                   assets will be committed to
                                                   initial margin on futures
                                                   contracts and time premiums
                                                   on related options.

                                                -  Counterparties used for OTC
                                                   derivatives must have a
                                                   long-term debt rating of A or
                                                   higher when the derivative is
                                                   entered into. Occasionally,
                                                   short-term derivatives will
                                                   be entered into with
                                                   counterparties that have only
                                                   high short-term debt ratings.


FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS       -  Buying and selling spot
                                                   currencies


                                                -  Forward foreign currency
                                                   contracts



                                                -  Currency futures contracts
                                                   and related options



                                                -  Options on currencies



                                                -  Currency swap contracts

  USES OF FOREIGN CURRENCY TRANSACTIONS


  HEDGING                                       -  Traditional Hedging: The
                                                   Fund may effect foreign
                                                   currency transactions --
                                                   generally short forward or
                                                   futures contracts - to hedge
                                                   the risk of foreign
                                                   currencies represented by its
                                                   securities investments back
                                                   into the U.S. dollar. The
                                                   Fund is not required to hedge
                                                   any of the currency risk
                                                   obtained by investing in
                                                   securities denominated in
                                                   foreign currencies.

                                                -  Anticipatory Hedging: When
                                                   the Fund enters into a
                                                   contract for the purchase or
                                                   anticipates the need to
                                                   purchase a security
                                                   denominated in a foreign
                                                   currency, it may "lock in"
                                                   the U.S. dollar price of the
                                                   security by buying the
                                                   foreign currency or through
                                                   currency forwards or futures.

                                                -  Proxy Hedging: The Fund may
                                                   hedge the exposure of a given
                                                   foreign currency by using an
                                                   instrument relating to a
                                                   different currency which the
                                                   Manager believes is highly
                                                   correlated to the currency
                                                   being hedged.


   INVESTMENT                                   -  The Fund may enter into
                                                   currency forwards or futures
                                                   contracts in conjunction with
                                                   entering into a futures
                                                   contract on a foreign index
                                                   in order to create synthetic
                                                   foreign currency denominated
                                                   securities.


   RISK MANAGEMENT                              -  Subject to the limitations
                                                   described below, the Fund may
                                                   use foreign currency
                                                   transactions for risk
                                                   management, which will permit
                                                   the Fund to have foreign
                                                   currency exposure that is
                                                   significantly different than
                                                   the currency exposure
                                                   represented by its portfolio
                                                   investments. This may include
                                                   long exposure to particular
                                                   currencies beyond the amount
                                                   of the Fund's investment in
                                                   securities denominated in
                                                   that currency.

   LIMITATIONS OF FOREIGN CURRENCY              -  The Fund's aggregate net
     TRANSACTIONS                                  foreign currency exposure,
                                                   assuming full offset of long
                                                   and short positions, will not
                                                   exceed 100% of the Fund's net
                                                   assets denominated in foreign
                                                   currencies, though the
                                                   currency exposure of the Fund
                                                   may differ substantially from
                                                   the currencies in which the
                                                   Fund's securities are
                                                   denominated


                                                -  The Fund will not be net
                                                   short in any foreign
                                                   currency, except that, when
                                                   the Fund is attempting to
                                                   hedge all or nearly all of
                                                   its exposure to a particular
                                                   currency, changes in the
                                                   market value of foreign
                                                   equities may cause the Fund
                                                   to be temporarily net short
                                                   in the currency. Such
                                                   temporary net short positions
                                                   will not exceed 1% of the
                                                   Fund's assets.

FIXED INCOME FUNDS

GMO DOMESTIC BOND FUND


ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS

   At least 65% of the Fund's total assets will be invested in or exposed to
(34) "bonds" of U.S. issuers. "Bonds" mean any fixed income obligations with an original maturity of two years or more, as well as "synthetic" bonds created by combining a futures contract or option on a fixed income security with cash, a cash equivalent investment or another fixed income security. The Fund invests directly in securities or indirectly in securities through investment in GMO Alpha LIBOR Fund. You may obtain information about Alpha LIBOR Fund by calling the Trust collect at 617-346-7646.

   securities issued by federal, state, local      securities purchased and sold
       and foreign governments (traded in U.S.     on a when-issued or delayed
       and abroad)                                 delivery basis
   convertible bonds
   fixed income securities of private issuers      indexed securities
   depository receipts: ADRs, GDRs, EDRs
   foreign issues traded in the U.S. and abroad    firm commitments (with banks
   investment companies (open & closed end)        or broker-dealers)
   preferred stock
   illiquid securities                             interest rate/bond futures
   144A securities                                 and related options
   restricted securities
   repurchase agreements                           exchange-traded and OTC
   reverse repurchase agreements                   options on securities and
                                                   indexes (including writing
                                                   covered options)

                                                   interest rate swap contracts

                                                   total return swap contracts

                                                   contracts for differences

                                                   interest rate caps, floors
                                                   and collars

                                                   asset-backed securities
                                                   including mortgage-backed,
                                                   CMOs, strips and residuals

                                                   loan participations (and
                                                   other direct debt)

                                                   adjustable rate securities

                                                   zero coupon securities

                                                   dollar roll transactions

                                                   warrants

                                                   GMO Alpha LIBOR Fund

                                                   Commercial paper and other
                                                   high quality cash equivalents
                                                   and money market instruments
                                                   of the type invested in by
                                                   GMO Short-Term Income Fund.

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN              -  Except for short-term
                                                   credits necessary for
                                                   clearance of transactions.

   BORROWING MONEY                              -  Except that the Fund may
                                                   temporarily borrow up to 20%
                                                   of its net assets from banks
                                                   for the payment of
                                                   redemptions or settlement of
                                                   securities transactions, but
                                                   not as a leveraged investment
                                                   strategy.

   UNDERWRITING SECURITIES                      -  Except to the extent that
                                                   the Fund is deemed an
                                                   underwriter for securities
                                                   law purposes in connection
                                                   with disposition of portfolio
                                                   investments.

   MAKING LOANS                                 -  Except that purchasing debt
                                                   obligations, repurchase
                                                   agreements and engaging in
                                                   securities lending will not
                                                   be considered making loans
                                                   for this purpose. The Fund
                                                   may loan securities valued at
                                                   up to one-third of its total
                                                   assets.

--------------------

(34) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   PLEDGING, HYPOTHECATING OR MORTGAGING FUND   -  Except that collateral
   ASSETS                                          arrangements with respect to
                                                   swap agreements, the writing
                                                   of options, index, interest
                                                   rate, currency or other
                                                   futures contracts, options on
                                                   futures contracts and
                                                   collateral arrangements with
                                                   respect to initial and
                                                   variation margin are not
                                                   deemed to be a pledge or
                                                   other encumbrance of assets.
                                                   The deposit of securities or
                                                   cash or cash equivalents in
                                                   escrow in connection with the
                                                   writing of covered call or
                                                   put options, respectively, is
                                                   also not deemed to be a
                                                   pledge or encumbrance.


   INVESTMENT IN BANKRUPT CORPORATE SECURITIES
   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
      MANAGEMENT
   MAKING SHORT SALES OF SECURITIES

   RESTRICTIONS AND LIMITATIONS

   OTHER INVESTMENT COMPANIES                   -  The Fund will not invest in
                                                   other investment companies,
                                                   including the GMO Alpha LIBOR
                                                   Fund, in reliance on Section
                                                   12(d)(1)(G) of the Investment
                                                   Company Act of 1940.

   OPTIONS ON SECURITIES                        -  No more than 10% of the
                                                   Fund's net assets will be
                                                   invested in time premiums on
                                                   options on particular
                                                   securities (as opposed to
                                                   options on indexes).


   ILLIQUID SECURITIES                          -  No more than 15% of the
                                                   Fund's net assets will be
                                                   invested in illiquid
                                                   securities.

   INVESTMENT IN LOWER RATED SECURITIES         -  The Fund will invest less
                                                   than 5% of its assets in
                                                   securities rated BBB-/Baa3 or
                                                   less (or equivalent, as
                                                   determined by the Manager).

CONCENTRATION


   CONCENTRATION                                -  The Fund will not invest
                                                   more than 25% of its total
                                                   assets in a single industry.


   DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

   TYPES OF DERIVATIVES                         -  Options, futures contracts
                                                   and related options on bonds
                                                   or baskets or indexes of
                                                   securities.

                                                -  Options on bonds and other
                                                   securities.

                                                -  Swap contracts, including
                                                   interest rate swaps, total
                                                   return swaps, credit default
                                                   swaps and contracts for
                                                   differences.

                                                -  Structured notes.

   USES OF DERIVATIVES

   HEDGING                                      -  Traditional Hedging: Bond
                                                   futures, related options,
                                                   Bond options and swap
                                                   contracts used to hedge
                                                   against a market or credit
                                                   risk already generally
                                                   present in the Fund.

                                                -  Anticipatory Hedging: If
                                                   the Fund receives or
                                                   anticipates significant cash
                                                   purchase transactions, the
                                                   fund may hedge market risk
                                                   (risk of not being invested
                                                   in the market) by purchasing
                                                   long futures contracts or
                                                   entering into long swap
                                                   contracts to obtain market
                                                   exposure until such time as
                                                   direct investments can be
                                                   made efficiently. Conversely,
                                                   if the Fund receives or
                                                   anticipates a significant
                                                   demand for cash redemptions,
                                                   the Fund may sell futures
                                                   contracts or enter into short
                                                   swap contracts while the Fund
                                                   disposes of securities in an
                                                   orderly fashion.

   INVESTMENT                                   -  The Fund may use derivative
                                                   instruments (particularly
                                                   long futures contracts,
                                                   related options and long swap
                                                   contracts) in place of
                                                   investing directly in
                                                   securities.

   RISK MANAGEMENT                              -  The Fund may use options,
                                                   futures, related options and
                                                   swap contracts to adjust the
                                                   weight of the Fund to a level
                                                   the Manager believes is the
                                                   optimal exposure to
                                                   individual countries and
                                                   issuers. Sometimes, such
                                                   transactions are used as a
                                                   precursor to actual sales and
                                                   purchases.

   LIMITATIONS ON THE USE OF                    -  Counterparties used for OTC
   DERIVATIVES                                     derivatives must have a
                                                   long-term debt rating of A or
                                                   higher when the derivative is
                                                   entered into. Occasionally,
                                                   short-term derivatives will
                                                   be entered into with
                                                   counterparties that have only
                                                   high short-term debt ratings.

GMO U.S. BOND/GLOBAL ALPHA A FUND


ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

         While the Fund seeks to outperform a U.S. fixed income benchmark, the Fund will also invest in foreign bond markets and foreign currencies and may hedge some or all of its exposure to domestic or foreign markets and currencies. The Fund will also invest in debt securities (bonds, including convertible bonds and loans) of Emerging Countries. The Fund generally will be managed to have no more than 25% of the Fund's net asset value exposed to foreign bond markets and no more than 25% of the Fund's net asset value exposed to foreign currencies. However, aggregate long and short positions in foreign bond markets and foreign currencies may equal up to 100% of the Fund's net asset value in each case.

PERMITTED INVESTMENTS

   At least 65% of the Fund's total assets will be invested in or exposed to(35) "bonds." "Bonds" mean any fixed income obligations with an original maturity of two years or more, as well as "synthetic" bonds created by combining a futures contract or option on a fixed income security with cash, a cash equivalent investment or another fixed income security. The Fund invests directly in securities or indirectly in securities through investment in GMO Alpha LIBOR Fund. You may obtain information about Alpha LIBOR Fund by calling the Trust collect at 617-346-7646.

   securities issued by federal, state, local and
       foreign governments
   convertible bonds
   fixed income securities of private issuers depository receipts: ADRs, GDRs, EDRs foreign issues traded in the U.S. and abroad investment companies (open & closed end) preferred stock illiquid securities
   144A securities
   restricted securities
   reverse repurchase agreements
   zero coupon securities
   repurchase agreements
   warrants
   securities purchased and sold on a when-issued or delayed delivery basis indexed securities firm commitments (with banks or broker-dealers) interest rate/bond futures and related options exchange-traded and OTC options on securities and indexes (including writing covered options)
   interest rate swap contracts
   total return swap contracts
   contracts for differences
   credit default swaps
   interest rate caps, floors and collars
   asset-backed securities including mortgage-backed, CMOs, strips and residuals
   loan participations (and other direct debt) sovereign debt of emerging countries

   GMO Alpha LIBOR Fund
   Commercial paper and other high quality cash equivalents and money market instruments of the type invested in by GMO Short-Term Income Fund.

   FOREIGN CURRENCY TRANSACTIONS  -  The Fund may invest in spot currency transactions, forward currency contracts, currency swap contracts, options on currencies, currency futures and related options.

                                  -  The Fund may also use synthetic bonds
                                     and synthetic foreign currency denominated securities(36) to approximate desired risk/return profiles.

----------
                  (35) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

                  (36) The Fund may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security.

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN    - Except for short-term credits necessary
                                        for clearance of transactions.

   BORROWING MONEY                    - Except that the Fund may temporarily
                                        borrow up to 20% of its net assets from
                                        banks for the payment of redemptions or
                                        settlement of securities transactions,
                                        but not as a leveraged investment
                                        strategy.

   UNDERWRITING SECURITIES            - Except to the extent that the Fund is
                                        deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS                       - Except that purchasing debt obligations,
                                        repurchase agreements and engaging in
                                        securities lending will not be
                                        considered making loans for this
                                        purpose. The Fund may loan securities
                                        valued at up to one-third of its total
                                        assets.

   PLEDGING, HYPOTHECATING OR         - Except that collateral arrangements with
   MORTGAGING FUND ASSETS               respect to swap agreements, the writing
                                        of options, index, interest rate,
                                        currency or other futures contracts,
                                        options on futures contracts and
                                        collateral arrangements with respect to
                                        initial and variation margin are not
                                        deemed to be a pledge or other
                                        encumbrance of assets. The deposit of
                                        securities or cash or cash equivalents
                                        in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.


   MAKING SHORT SALES OF SECURITIES
   INVESTMENT IN BANKRUPT CORPORATE SECURITIES
   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
     MANAGEMENT

RESTRICTIONS AND LIMITATIONS

   OTHER INVESTMENT COMPANIES         - The Fund will not invest in other
                                        investment companies, including the GMO
                                        Alpha LIBOR Fund, in reliance on Section
                                        12(d)(1)(G) of the Investment Company
                                        Act of 1940.

   OPTIONS ON SECURITIES              - No more than 10% of the Fund's net
                                        assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).


   ILLIQUID SECURITIES                - No more than 15% of the Fund's net
                                        assets will be invested in illiquid
                                        securities.

   INVESTMENT IN LOWER RATED
     SECURITIES                       - The Fund will invest less than 25% of
                                        its assets in securities rated BBB-/Baa3 or less (or equivalent, as determined by the Manager).


CONCENTRATION

   CONCENTRATION                      - The Fund will not invest more than 25%
                                        of its total assets in a single
                                        industry.

DERIVATIVE INSTRUMENTS

   DERIVATIVES AND GMO'S GLOBAL BOND
   STRATEGY                           - The fundamental strategy of the Fund
                                        requires that the Fund take active
                                        over-weighted and under-weighted
                                        positions with respect to particular
                                        bond markets and currencies relative to
                                        the Fund's performance benchmark. Often
                                        these active positions will be achieved
                                        using long and short derivative
                                        positions and combinations of such
                                        positions to create synthetic
                                        securities. The Fund is not specifically limited with respect to the extent to which derivatives may be used, or with respect to the absolute face value of the derivative positions employed. Instead, effective market exposure is controlled by controlling the projected tracking error relative to the Fund's benchmark. However, this will mean that the Fund may be leveraged if measured in terms of aggregate exposure of the Fund's assets.

                                      - Options, futures contracts and related
                                        options on bonds or baskets or indexes
                                        of securities.

                                      - Options on bonds and other securities.

                                      - Swap contracts, including interest rate
                                        swaps, total return swaps, credit
                                        default swaps and contracts for
                                        differences.

                                      - Structured notes.

   TYPES OF DERIVATIVES




   USES OF DERIVATIVES
   (OTHER THAN FOREIGN CURRENCY)


   HEDGING                            - Traditional Hedging: Bond futures,
                                        related options, bond options and swap
                                        contracts used to hedge against a market or credit risk already generally present in the Fund.

                                      - Anticipatory Hedging: If the Fund
                                        receives or anticipates significant cash purchase transactions, the fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

   INVESTMENT                         - The Fund may use derivative instruments
                                        (particularly long futures contracts,
                                        related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

   RISK MANAGEMENT                    - The Fund may use options, futures,
                                        related options and swap contracts to
                                        adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a precursor to actual sales and purchases.

   LIMITATIONS ON THE USE OF
     DERIVATIVES                      - Counterparties used for OTC
                                        derivatives must have a long-term debt
                                        rating of A or higher when the
                                        derivative is entered into.
                                        Occasionally, short-term derivatives
                                        will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY
     TRANSACTIONS                     - Buying and selling spot currencies.

                                      - Forward foreign currency contracts.

                                      - Currency futures contracts and related
                                        options.

                                      - Options on currencies.

                                      - Currency swap contracts.

   USES OF FOREIGN CURRENCY
     TRANSACTIONS

   HEDGING                            - Traditional Hedging: The Fund may
                                        effect foreign currency transactions -
                                        generally short forward or futures
                                        contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

                                      - Anticipatory Hedging: When the Fund
                                        enters into a contract for the purchase
                                        or anticipates the need to purchase a
                                        security denominated in a foreign
                                        currency, it may "lock in" the U.S.
                                        dollar price of the security by buying
                                        the foreign currency or through currency forwards or futures.

                                      - Proxy Hedging: The Fund may hedge the
                                        exposure of a given foreign currency by
                                        using an instrument relating to a
                                        different currency which the Manager
                                        believes is highly correlated to the
                                        currency being hedged.

   INVESTMENT                         - The Fund may enter into currency
                                        forwards or futures contracts in
                                        conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

   RISK MANAGEMENT                    - The Fund may use foreign currency
                                        transactions for risk management, which
                                        will permit the Fund to have foreign
                                        currency exposure that is significantly
                                        different than the currency exposure
                                        represented by its portfolio
                                        investments. This may include long and
                                        short exposure to particular currencies
                                        beyond the amount of the Fund's
                                        investment in securities denominated in
                                        that currency.

GMO U.S. BOND/GLOBAL ALPHA B FUND


ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

         While the Fund seeks to outperform a U.S. fixed income benchmark, the Fund will also invest in foreign bond markets and foreign currencies and may hedge some or all of its exposure to domestic or foreign markets and currencies. The Fund generally will be managed to have no more than 25% of the Fund's net asset value exposed to foreign bond markets and no more than 25% of the Fund's net asset value exposed to foreign currencies. However, aggregate long and short positions in foreign bond markets and foreign currencies may equal up to 100% of the Fund's net asset value in each case.

PERMITTED INVESTMENTS

   The Fund invests directly in securities or indirectly in securities through investment in GMO Alpha LIBOR Fund. You may obtain information about Alpha LIBOR Fund by calling the Trust at 617-346-7646.

   At least 65% of the Fund's total assets will be invested in or exposed to(37) "bonds", either directly, or indirectly through investment in the GMO Alpha LIBOR Fund. "Bonds" mean any fixed income obligations with an original maturity of two years or more, as well as "synthetic" bonds created by combining a futures contract or option on a fixed income security with cash, a cash equivalent investment or another fixed income security.

   GMO Alpha LIBOR Fund
   securities issued by federal, state, local and
       foreign governments
   asset-backed securities including mortgage-
       backed, CMOs, strips and residuals
   convertible bonds
   fixed income securities of private issuers depository receipts: ADRs, GDRs, EDRs foreign issues traded in the U.S. and abroad investment companies (open & closed-end) preferred stock illiquid securities
   144A securities
   restricted securities
   reverse repurchase agreements
   zero coupon securities
   repurchase agreements
   securities purchased and sold on a when-issued or delayed delivery basis indexed securities
   firm commitments (with banks or broker-dealers) interest rate/bond futures and related options exchange-traded and OTC options on securities and indexes (including writing covered options)
   interest rate swap contracts
   total return swap contracts
   contracts for differences
   credit default swaps
   interest rate caps, floors and collars
   warrants
   commercial paper and other high quality cash equivalents and money market instruments of the type invested in by the Short-term Income Fund

   FOREIGN CURRENCY TRANSACTIONS      - The Fund may invest in spot currency
                                        transactions, forward currency
                                        contracts, currency swap contracts,
                                        options on currencies, currency futures
                                        and related options.

                                      - The Fund may also use synthetic bonds
                                        and synthetic foreign currency
                                        denominated securities(38) to
                                        approximate desired risk/return
                                        profiles.

----------
                  (37) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments, investments in other investment companies and derivative instruments will be considered.

                  (38) The Fund may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security.

PROHIBITED INVESTMENTS AND PRACTICES

The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN    - Except for short-term credits necessary
                                        for clearance of transactions.

   BORROWING MONEY                    - Except that the Fund may temporarily
                                        borrow up to 20% of its net assets from
                                        banks for the payment of redemptions or
                                        settlement of securities transactions,
                                        but not as a leveraged investment
                                        strategy.

   UNDERWRITING SECURITIES            - Except to the extent that the Fund is
                                        deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS                       - Except that purchasing debt obligations,
                                        repurchase agreements and engaging in
                                        securities lending will not be
                                        considered making loans for this
                                        purpose. The Fund may loan securities
                                        valued at up to one-third of its total
                                        assets.

   PLEDGING, HYPOTHECATING OR
   MORTGAGING FUND ASSETS             - Except that collateral arrangements with
                                        respect to swap agreements, the writing
                                        of options, index, interest rate,
                                        currency or other futures contracts,
                                        options on futures contracts and
                                        collateral arrangements with respect to
                                        initial and variation margin are not
                                        deemed to be a pledge or other
                                        encumbrance of assets. The deposit of
                                        securities, cash or cash equivalents in
                                        escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   MAKING SHORT SALES OF SECURITIES
   DEBT SECURITIES OF EMERGING COUNTRIES
   INVESTMENT IN BANKRUPT CORPORATE SECURITIES
   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
     MANAGEMENT

RESTRICTIONS AND LIMITATIONS

   OTHER INVESTMENT COMPANIES         - The Fund will not invest in other
                                        investment companies, including the GMO
                                        Alpha LIBOR Fund, in reliance on Section
                                        12(d)(1)(G) of the Investment Company
                                        Act of 1940.

   OPTIONS ON SECURITIES              - No more than 10% of the Fund's net
                                        assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

   ILLIQUID SECURITIES                - No more than 15% of the Fund's net
                                        assets will be invested in illiquid
                                        securities.

   INVESTMENT IN LOWER-RATED
     SECURITIES                       - The Fund will invest less than 5% of
                                        its assets in securities rated BBB-/Baa3 or less (or equivalent, as determined by Manager).

CONCENTRATION

     CONCENTRATION                    - The Fund will not invest more than 25%
                                        of its total assets in a single
                                        industry.

   DERIVATIVE INSTRUMENTS

   DERIVATIVES AND GMO'S GLOBAL BOND
   STRATEGY                           - The fundamental strategy of the Fund
                                        requires that the Fund take active
                                        over-weighted and under-weighted
                                        positions with respect to particular
                                        bond markets and currencies relative to
                                        the Fund's performance benchmark. Often
                                        these active positions will be achieved
                                        using long and short derivative
                                        positions and combinations of such
                                        positions to create synthetic
                                        securities. The Fund is not specifically limited with respect to the extent to which derivatives may be used, or with respect to the absolute face value of the derivative positions employed. Instead, effective market exposure is controlled by controlling the projected tracking error relative to the Fund's benchmark. However, this will mean that the

                                        Fund may be leveraged if measured in
                                        terms of aggregate exposure of the
                                        Fund's assets.

   USES OF DERIVATIVES
   (OTHER THAN FOREIGN CURRENCY)

   TYPES OF DERIVATIVES               - Options, futures contracts and related
                                        options on bonds or baskets or indexes
                                        of securities

                                      - Options on bonds and other securities

                                      - Swap contracts, including interest rate
                                        swaps, total return swaps, credit
                                        default swaps and contracts for
                                        differences

                                      - Structured notes

   HEDGING                            - Traditional Hedging: Bond futures,
                                        related options, bond options and swap
                                        contracts used to hedge against a market or credit risk already generally present in the Fund.

                                      - Anticipatory Hedging: If the Fund
                                        receives or anticipates significant cash purchase transactions, the fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

   INVESTMENT                         - The Fund may use derivative instruments
                                        (particularly long futures contracts,
                                        related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

   RISK MANAGEMENT                    - The Fund may use options, futures,
                                        related options and swap contracts to
                                        adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a precursor to actual sales and purchases.


   LIMITATIONS ON THE USE OF
     DERIVATIVES                      - Counterparties used for OTC derivatives
                                        must have a long-term debt rating of A
                                        or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY          - Buying and selling spot currencies
   TRANSACTIONS                       - Forward foreign currency contracts
                                      - Currency futures contracts and related
                                        options
                                      - Options on currencies
                                      - Currency swap contracts

   USES OF FOREIGN CURRENCY
   TRANSACTIONS

   HEDGING                            - Traditional Hedging: The Fund may effect
                                        foreign currency transactions -
                                        generally short forward or futures
                                        contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

                                      - Anticipatory Hedging: When the Fund
                                        enters into a contract for the purchase
                                        or anticipates the need to purchase a
                                        security denominated in a foreign
                                        currency, it
                                        may "lock in" the U.S. dollar price of
                                        the security by buying the foreign
                                        currency or through currency forwards or futures.

                                      - Proxy Hedging: The Fund may hedge the
                                        exposure of a given foreign currency by
                                        using an instrument relating to a
                                        different currency, which the Manager
                                        believes is highly correlated to the
                                        currency being hedged.

   INVESTMENT                         - The Fund may enter into currency
                                        forwards or futures contracts in
                                        conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

   RISK MANAGEMENT                    - The Fund may use foreign currency
                                        transactions for risk management, which
                                        will permit the Fund to have foreign
                                        currency exposure that is significantly
                                        different than the currency exposure
                                        represented by its portfolio
                                        investments. This may include long and
                                        short exposure to particular currencies
                                        beyond the amount of the Fund's
                                        investment in securities denominated in
                                        that currency.

GMO INTERNATIONAL BOND FUND

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS

   At least 65% of the Fund's total assets will be invested in or exposed to(39) "bonds." "Bonds" mean any fixed income obligations with an original maturity of two years or more, as well as "synthetic" bonds created by combining a futures contract or option on a fixed income security with cash, a cash equivalent investment or another fixed income security. The Fund invests directly in securities or indirectly in securities through investment in GMO Alpha LIBOR Fund. You may obtain information about Alpha LIBOR Fund by calling the Trust collect at 617-346-7646.

   securities issued by federal, state, local and
       foreign governments
   convertible bonds
   fixed income securities of private issuers depository receipts: ADRs, GDRs, EDRs foreign issues traded in the U.S. and abroad investment companies (open & closed end) preferred stock illiquid securities
   144A securities
   restricted securities
   repurchase agreements
   reverse repurchase agreements
   zero coupon securities
   warrants
   securities purchased and sold on a when-issued or delayed delivery basis indexed securities firm commitments (with banks or broker-dealers) interest rate/bond futures and related options exchange-traded and OTC options on securities and indexes (including writing covered options)
   interest rate swap contracts
   total return swap contracts
   contracts for differences
   credit default swap
   interest rate caps, floors and collars
   asset-backed securities including mortgage-backed, CMOs, strips and residuals
   loan participations (and other direct debt) sovereign debt of emerging countries

   GMO Alpha LIBOR Fund
   Commercial paper and other high quality cash equivalents and money market instruments of the type invested in by GMO Short-Term Income Fund.

   FOREIGN CURRENCY TRANSACTIONS      - The Fund may invest in spot currency
                                        transactions, forward currency
                                        contracts, currency swap contracts,
                                        options on currencies, currency futures
                                        and related options.

                                      - The Fund may also use synthetic bonds
                                        and synthetic foreign currency
                                        denominated securities(40) to
                                        approximate desired risk/return
                                        profiles.

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN    - Except for short-term credits necessary
                                        for clearance of transactions.

   BORROWING MONEY                    - Except that the Fund may temporarily
                                        borrow up to 20% of its net assets from
                                        banks for the payment of redemptions or
                                        settlement of securities transactions,
                                        but not as a leveraged investment
                                        strategy.

   UNDERWRITING SECURITIES            - Except to the extent that the Fund is
                                        deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

----------

                  (39) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

                  (40) The Fund may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security.

   MAKING LOANS                       - Except that purchasing debt obligations,
                                        repurchase agreements and engaging in
                                        securities lending will not be
                                        considered making loans for this
                                        purpose. The Fund may loan securities
                                        valued at up to one-third of its total
                                        assets.

   PLEDGING, HYPOTHECATING OR
   MORTGAGING FUND ASSETS             - Except that collateral arrangements with
                                        respect to swap agreements, the writing
                                        of options, index, interest rate,
                                        currency or other futures contracts,
                                        options on futures contracts and
                                        collateral arrangements with respect to
                                        initial and variation margin are not
                                        deemed to be a pledge or other
                                        encumbrance of assets. The deposit of
                                        securities or cash or cash equivalents
                                        in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   MAKING SHORT SALES OF SECURITIES
   INVESTMENT IN BANKRUPT CORPORATE SECURITIES
   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
     MANAGEMENT

RESTRICTIONS AND LIMITATIONS

   OTHER INVESTMENT COMPANIES         - The Fund will not invest in other
                                        investment companies, including the GMO
                                        Alpha LIBOR Fund, in reliance on Section
                                        12(d)(1)(G) of the Investment Company
                                        Act of 1940.

   OPTIONS ON SECURITIES              - No more than 10% of the Fund's net
                                        assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).


   ILLIQUID SECURITIES                  No more than 15% of the Fund's net
                                        assets will be invested in illiquid
                                        securities.

   INVESTMENT IN LOWER-RATED
     SECURITIES                       - The Fund will invest less than 25% of
                                        its assets in securities rated BBB-/Baa3 or less (or equivalent, as determined by the Manager).



CONCENTRATION

   CONCENTRATION                      - The Fund will not invest more than 25%
                                        of its total assets in a single
                                        industry.

DERIVATIVE INSTRUMENTS

   DERIVATIVES AND GMO'S GLOBAL BOND
    STRATEGY                          - The Fund is not specifically limited
                                        with respect to the extent to which
                                        derivatives may be used, or with respect to the absolute face value of the derivative positions employed. Instead, effective market exposure is controlled by controlling the projected tracking error relative to the Fund's benchmark. However, this will mean that the Fund may be leveraged if measured in terms of aggregate exposure of the Fund's assets.

                                      - Options, futures contracts and related
                                        options on bonds or baskets or indexes
                                        of securities.

                                      - Options on bonds and other securities.

                                      - Swap contracts, including interest rate
                                        swaps, total return swaps, credit
                                        default swaps and contracts for
                                        differences.

                                      - Structured notes.

   USES OF DERIVATIVES
   (OTHER THAN FOREIGN CURRENCY)

   TYPES OF DERIVATIVES

   HEDGING                            - Traditional Hedging: Bond futures,
                                        related options, bond options and swap
                                        contracts used to hedge against a market or credit risk already generally present in the Fund.

                                      - Anticipatory Hedging: If the Fund
                                        receives or anticipates significant cash purchase transactions, the fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

   INVESTMENT                         - The Fund may use derivative instruments
                                        (particularly long futures contracts,
                                        related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

   RISK MANAGEMENT                    - The Fund may use options, futures,
                                        related options and swap contracts to
                                        adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a precursor to actual sales and purchases.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY
     TRANSACTIONS                     - Buying and selling spot currencies.

                                      - Forward foreign currency contracts.

                                      - Currency futures contracts and related
                                        options.

                                      - Options on currencies.

                                      - Currency swap contracts.

USES OF FOREIGN CURRENCY TRANSACTIONS

   HEDGING                            - Traditional Hedging: The Fund may effect
                                        foreign currency transactions -
                                        generally short forward or futures
                                        contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

                                      - Anticipatory Hedging: When the Fund
                                        enters into a contract for the purchase
                                        or anticipates the need to purchase a
                                        security denominated in a foreign
                                        currency, it may "lock in" the U.S.
                                        dollar price of the security by buying
                                        the foreign currency or through currency forwards or futures.

                                      - Proxy Hedging: The Fund may hedge the
                                        exposure of a given foreign currency by
                                        using an instrument relating to a
                                        different currency, which the Manager
                                        believes is highly correlated to the
                                        currency being hedged.

   INVESTMENT                         - The Fund may enter into currency
                                        forwards or futures contracts in
                                        conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

   RISK MANAGEMENT                    - The Fund may use foreign currency
                                        transactions for risk management, which
                                        will permit the Fund to have foreign
                                        currency exposure that is significantly
                                        different than the currency exposure
                                        represented by its portfolio
                                        investments. This may include long and
                                        short exposure to particular currencies
                                        beyond the amount of the Fund's
                                        investment in securities denominated in
                                        that currency.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND


ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS

         At least 65% of the Fund's total assets will be invested in or exposed to(41) "bonds." "Bonds" mean any fixed income obligations with an original maturity of two years or more, as well as "synthetic" bonds created by combining a futures contract or option on a fixed income security with cash, a cash equivalent investment or another fixed income security. While the Fund invests primarily in obligations denominated in foreign currencies, the Fund will employ currency transactions so that, under normal conditions, at least 75% of the Fund's net exposure to currencies will be to the U.S. dollar. The Fund invests directly in securities or indirectly in securities through investment in GMO Alpha LIBOR Fund. You may obtain information about Alpha LIBOR Fund by calling the Trust collect at 617-346-7646.

   securities issued by federal, state, local and
       foreign governments
   convertible bonds
   fixed income securities of private issuers depository receipts: ADRs, GDRs, EDRs foreign issues traded in the U.S. and abroad investment companies (including closed-end funds)
   preferred stock
   illiquid securities
   144A securities
   restricted securities
   reverse repurchase agreements
   zero coupon securities
   repurchase agreements
   securities purchased and sold on a when-issued or delayed delivery basis indexed securities firm commitments (with banks or broker-dealers)

   interest rate/bond futures and related options exchange-traded and OTC options on securities and indexes (including writing covered options)

   interest rate swap contracts
   total return swap contracts
   contracts for differences
   credit default swaps
   interest rate caps, floors and collars
   asset-backed securities including mortgage-backed, cmos, strips and residuals
   loan participations (and other direct debt) sovereign debt of emerging countries warrants

   GMO Alpha LIBOR Fund
   Commercial paper and other high quality cash equivalents and money market instruments of the type invested in by GMO Short-Term Income Fund.

   FOREIGN CURRENCY TRANSACTIONS      - The Fund may invest in spot currency
                                        transactions, forward currency
                                        contracts, currency swap contracts,
                                        options on currencies, currency futures
                                        and related options.

                                      - The Fund may also use synthetic bonds
                                        and synthetic foreign currency
                                        denominated securities(42) to
                                        approximate desired risk/return
                                        profiles.

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN    - Except for short-term credits
                                        necessary for clearance of transactions.

   BORROWING MONEY                    - Except that the Fund may temporarily
                                        borrow up to 20% of its net assets from
                                        banks for the payment of redemptions or
                                        settlement of securities transactions,
                                        but not as a leveraged investment
                                        strategy.

----------
                  (41) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

                  (42) The Fund may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security.

   UNDERWRITING SECURITIES            - Except to the extent that the Fund is
                                        deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS                       - Except that purchasing debt obligations,
                                        repurchase agreements and engaging in
                                        securities lending will not be
                                        considered making loans for this
                                        purpose. The Fund may loan securities
                                        valued at up to one-third of its total
                                        assets.

   PLEDGING, HYPOTHECATING OR         - Except that collateral arrangements with
   MORTGAGING FUND ASSETS               respect to swap agreements, the writing
                                        of options, index, interest rate,
                                        currency or other futures contracts,
                                        options on futures contracts and
                                        collateral arrangements with respect to
                                        initial and variation margin are not
                                        deemed to be a pledge or other
                                        encumbrance of assets. The deposit of
                                        securities or cash or cash equivalents
                                        in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   MAKING SHORT SALES OF SECURITIES
   INVESTMENT IN BANKRUPT CORPORATE SECURITIES
   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
     MANAGEMENT

RESTRICTIONS AND LIMITATIONS

   OTHER INVESTMENT COMPANIES         - The Fund will not invest in other
                                        investment companies, including the GMO
                                        Alpha LIBOR Fund, in reliance on Section
                                        12(d)(1)(G) of the Investment Company
                                        Act of 1940.

   OPTIONS ON SECURITIES              - No more than 10% of the Fund's net
                                        assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).


   ILLIQUID SECURITIES                - No more than 15% of the Fund's net
                                        assets will be invested in illiquid
                                        securities.

   INVESTMENT IN LOWER-RATED
     SECURITIES                       - The Fund will invest less than 25% of
                                        its assets in securities rated BBB-/Baa3 or less (or equivalent, as determined by the Manager).


CONCENTRATION

   CONCENTRATION                      - The Fund will not invest more than 25%
                                        of its total assets in a single
                                        industry.

   DERIVATIVE INSTRUMENTS

   DERIVATIVES AND GMO'S GLOBAL BOND  - The Fund is not specifically limited
   STRATEGY with respect to the extent to which derivatives may be used, or with respect to the absolute face value of the derivative positions employed. Instead, effective market exposure is controlled by controlling the projected tracking error relative to the Fund's benchmark. However, this will mean that the Fund may be leveraged if measured in terms of aggregate exposure of the Fund's assets.
                                        Note: The Fund is a currency-hedged fund in that it seeks to limit its aggregate net exposure to foreign currencies (assuming complete offset of overweighted and underweighted positions across all currency markets) to not more than 25% of the Fund's net asset value. However, the Fund will not specifically hedge the currency exposure represented by the Fund's investments in foreign bonds and synthetic foreign currency denominated fixed income securities.

   TYPES OF DERIVATIVES               - Options, futures contracts and related
                                        options on bonds or baskets or indexes
                                        of securities.

                                      - Options on bonds and other securities.

                                      - Swap contracts, including interest rate
                                        swaps, total return swaps, credit
                                        default swaps and contracts for
                                        differences.

                                      - Structured notes.

   USES OF DERIVATIVES
   (OTHER THAN FOREIGN CURRENCY)

   HEDGING                            - Traditional Hedging: Bond futures,
                                        related options, bond options and swap
                                        contracts used to hedge against a market or credit risk already generally present in the Fund.

                                      - Anticipatory Hedging: If the Fund
                                        receives or anticipates significant cash purchase transactions, the fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

   INVESTMENT                         - The Fund may use derivative instruments
                                        (particularly long futures contracts,
                                        related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

   RISK MANAGEMENT                    - The Fund may use options, futures,
                                        related options and swap contracts to
                                        adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a precursor to actual sales and purchases.

   LIMITATIONS ON THE USE OF
     DERIVATIVES                      - Counterparties used for OTC derivatives
                                        must have a long-term debt rating of A
                                        or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY
     TRANSACTIONS                     - Buying and selling spot currencies.
                                      - Forward foreign currency contracts.
                                      - Currency futures contracts and related
                                        options.
                                      - Options on currencies.
                                      - Currency swap contracts.

USES OF FOREIGN CURRENCY TRANSACTIONS

   HEDGING                            - Traditional Hedging: The Fund may
                                        effect foreign currency transactions -
                                        generally short forward or futures
                                        contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

                                      - Anticipatory Hedging: When the Fund
                                        enters into a contract to purchase or
                                        anticipates the need to purchase a
                                        security denominated in a foreign
                                        currency, it may "lock in" the U.S.
                                        dollar price of the security by buying
                                        the foreign currency or through currency forwards or futures

                                      - Proxy Hedging: The Fund may hedge the
                                        exposure of a particular foreign
                                        currency by using an instrument relating to a different currency, which the Manager believes is highly correlated to the currency being hedged.

   INVESTMENT                         - The Fund may enter into currency
                                        forwards or futures contracts in
                                        conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

   RISK MANAGEMENT                    - The Fund may use foreign currency
                                        transactions for risk management, which
                                        will permit the Fund to have foreign
                                        currency exposure that is significantly
                                        different than the currency exposure
                                        represented by its portfolio
                                        investments. This may include long and
                                        short exposure to particular currencies
                                        beyond the amount of the Fund's
                                        investment in securities denominated in
                                        that currency.

GMO GLOBAL BOND FUND


ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS


   At least 65% of the Fund's total assets will be invested in or exposed to(43) "bonds", either directly, or indirectly through investment in the GMO Alpha LIBOR Fund. "Bonds" mean any fixed income obligations with an original maturity of two years or more, as well as "synthetic" bonds created by combining a futures contract or option on a fixed income security with cash, a cash equivalent investment or another fixed income security. The Fund invests directly in securities or indirectly in securities through investment in GMO Alpha LIBOR Fund. You may obtain information about Alpha LIBOR Fund by calling the Trust collect at 617-346-7646.

   GMO Alpha LIBOR Fund
   securities issued by federal, state, local and foreign governments asset-backed securities including mortgage-
        backed, CMOs, strips and residuals
   convertible bonds
   fixed income securities of private issuers depository receipts: ADRs, GDRs, EDRs foreign issues traded in the U.S. and abroad investment companies (open & closed end) preferred stock illiquid securities
   144A securities
   restricted securities
   repurchase agreements
   reverse repurchase agreements
   dollar roll transactions
   adjustable rate securities
   zero coupon securities
   securities purchased and sold on a when-issued or delayed delivery basis indexed securities firm commitments (with banks or broker-dealers) interest rate/bond futures and related options exchange-traded and OTC options on securities and indexes (including writing covered options)
   interest rate swap contracts
   total return swap contracts
   contracts for differences
   credit default swaps
   interest rate caps, floors and collars
   loan participations (and other direct debt) sovereign debt of emerging countries warrants commercial paper and other high quality cash equivalents and money market instruments of the type invested in by the GMO Short-Term Income Fund
   GMO Alpha LIBOR Fund
   Commercial paper and other
   high quality cash
   equivalents and money market
   instruments of the type
   invested in by GMO
   Short-Term Income Fund.

   FOREIGN CURRENCY TRANSACTIONS      - The Fund may invest in spot currency
                                        transactions, forward currency
                                        contracts, currency swap contracts,
                                        options on currencies, currency futures
                                        and related options.

                                      - The Fund may also use synthetic bonds
                                        and synthetic foreign currency
                                        denominated securities(44) to
                                        approximate desired risk/return
                                        profiles.

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN    - Except for short-term credits necessary
                                        for clearance of transactions.

----------
                  (43) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments, investments in other investment companies and through derivative instruments will be considered.

                  (44) The Fund may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security.

   BORROWING MONEY                    - Except that the Fund may temporarily
                                        borrow up to 20% of its net assets from
                                        banks for the payment of redemptions or
                                        settlement of securities transactions,
                                        but not as a leveraged investment
                                        strategy.

   UNDERWRITING SECURITIES            - Except to the extent that the Fund is
                                        deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS                       - Except that purchasing debt obligations,
                                        repurchase agreements and engaging in
                                        securities lending will not be
                                        considered making loans for this
                                        purpose. The Fund may loan securities
                                        valued at up to one-third of its total
                                        assets.

   PLEDGING, HYPOTHECATING OR
   MORTGAGING FUND ASSETS             - Except that collateral arrangements with
                                        respect to swap agreements, the writing
                                        of options, index, interest rate,
                                        currency or other futures contracts,
                                        options on futures contracts and
                                        collateral arrangements with respect to
                                        initial and variation margin are not
                                        deemed to be a pledge or other
                                        encumbrance of assets. The deposit of
                                        securities, cash or cash equivalents in
                                        escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.


   MAKING SHORT SALES OF SECURITIES
   INVESTMENT IN BANKRUPT CORPORATE SECURITIES
   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
     MANAGEMENT

RESTRICTIONS AND LIMITATIONS

   OTHER INVESTMENT COMPANIES         - The Fund will not invest in other
                                        investment companies, including the GMO
                                        Alpha LIBOR Fund, in reliance on Section
                                        12(d)(1)(G) of the Investment Company
                                        Act of 1940.

   OPTIONS ON SECURITIES              - No more than 10% of the Fund's net
                                        assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

   ILLIQUID SECURITIES                - No more than 15% of the Fund's net
                                        assets will be invested in illiquid
                                        securities.



CONCENTRATION

     CONCENTRATION                    - The Fund will not invest more than 25%
                                        of its total assets in a single
                                        industry.

DERIVATIVE INSTRUMENTS

DERIVATIVES AND GMO'S GLOBAL BOND
STRATEGY                              - The fundamental strategy of the Fund
                                        requires that the Fund take active
                                        over-weighted and under-weighted
                                        positions with respect to particular
                                        bond markets and currencies relative to
                                        the Fund's performance benchmark. Often
                                        these active positions will be achieved
                                        using long and short derivative
                                        positions and combinations of such
                                        positions to create synthetic
                                        securities. The Fund is not specifically limited with respect to the extent to which derivatives may be used, or with respect to the absolute face value of the derivative positions employed. Instead, effective market exposure is controlled by controlling the projected tracking error relative to the Fund's benchmark. However, this will mean that the Fund may be leveraged if measured in terms of aggregate exposure of the Fund's assets.

   TYPES OF DERIVATIVES               - Options, futures contracts and related
                                        options on bonds or baskets or indexes
                                        of securities

                                      - Options on bonds and other securities

                                      - Swap contracts, including interest
                                        rate swaps, total return swaps, credit
                                        default swaps and contracts for
                                        differences

                                      - Structured notes

   USES OF DERIVATIVES
   (OTHER THAN FOREIGN CURRENCY)

   HEDGING                            - Traditional Hedging: Bond futures,
                                        related options, bond options and swap
                                        contracts used to hedge against a market or credit risk already generally present in the Fund.

                                      - Anticipatory Hedging: If the Fund
                                        receives or anticipates significant cash purchase transactions, the fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

   INVESTMENT                         - The Fund may use derivative instruments
                                        (particularly long futures contracts,
                                        related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

   RISK MANAGEMENT                    - The Fund may use options, futures,
                                        related options and swap contracts to
                                        adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a precursor to actual sales and purchases.

   LIMITATIONS ON THE USE OF
   DERIVATIVES                        - Counterparties used for OTC derivatives
                                        must have a long-term debt rating of A
                                        or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY
   TRANSACTIONS                       - Buying and selling spot currencies

                                      - Forward foreign currency contracts

                                      - Currency futures contracts and related
                                        options

                                      - Options on currencies

                                      - Currency swap contracts

   USES OF FOREIGN CURRENCY TRANSACTIONS

   HEDGING                            - Traditional Hedging: The Fund may
                                        effect foreign currency transactions -
                                        generally short forward or futures
                                        contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

                                      - Anticipatory Hedging: When the Fund
                                        enters into a contract for the purchase
                                        or anticipates the need to purchase a
                                        security denominated in a foreign
                                        currency, it may "lock in" the U.S.
                                        dollar price of the security by buying
                                        the foreign currency or through currency forwards or futures.

                                      - Proxy Hedging: The Fund may hedge the
                                        exposure of a given foreign currency by
                                        using an instrument relating to a
                                        different currency, which the Manager
                                        believes is highly correlated to the
                                        currency being hedged.

   INVESTMENT                         - The Fund may enter into currency
                                        forwards or futures contracts in
                                        conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

   RISK MANAGEMENT                    - The Fund may use foreign currency
                                        transactions for risk management, which
                                        will permit the Fund to have foreign
                                        currency exposure that is significantly
                                        different than the currency exposure
                                        represented by its portfolio
                                        investments. This may include long and
                                        short exposure to particular currencies
                                        beyond the amount of the Fund's
                                        investment in securities denominated in
                                        that currency.

GMO EMERGING COUNTRY DEBT FUND


ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS

The Fund invests directly in securities or indirectly in securities through investment in GMO Alpha LIBOR Fund. You may obtain information about Alpha LIBOR Fund by calling the Trust collect at 617-346-764.


FIXED INCOME SECURITIES:

   securities issued by federal, state, local          - At least 65% of the Fund's total assets will be invested
   and foreign governments                               in or exposed to(45) bonds.
   convertible bonds, brady bonds
   sovereign debt
   private issues                                      - At least 50% of the Fund's total assets will be
   loan participations (and other direct debt)           denominated in, or hedged into, U.S. dollars.


OTHER INVESTMENTS:                                     - At least 65% of the Fund's total assets will be invested
   foreign issues traded in the U.S. and abroad          in debt securities of Emerging Countries.
   investment companies (open and closed-end)
   preferred stock
   illiquid securities
   144A securities
   restricted securities
   reverse repurchase agreements
   securities purchased and sold on a
       when-issued or delayed delivery basis
   indexed securities
   firm commitments (with banks or
       broker-dealers)
   exchange-traded and OTC options on
       securities and indexes (including writing
       covered options)
   interest rate swap contracts
   total return swap contracts
   contracts for differences
   credit default swaps
   interest rate caps, floors and collars
   asset-backed securities including
      mortgage-backed, CMOs, strips
      and residuals
   warrants
   repurchase agreements
   lower-rated securities
   GMP Alpha LIBOR Fund
   commercial paper and other high quality
   cash equivalents and money market
   instruments of the type invested in by GMO
   Short-Term Income Fund.

----------
                  (45) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   FOREIGN CURRENCY TRANSACTIONS      - The Fund may invest in spot currency
                                        transactions, forward currency
                                        contracts, currency swap contracts,
                                        options on currencies, currency futures
                                        and related options.

                                      - The Fund may also use synthetic
                                        bonds(46) and synthetic foreign currency denominated securities(47) to approximate desired risk/return profiles.

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN    - Except for short-term credits
                                        necessary for clearance of transactions.

   BORROWING MONEY                    - Except that the Fund may temporarily
                                        borrow up to 20% of its net assets from
                                        banks for the payment of redemptions or
                                        settlement of securities transactions,
                                        but not as a leveraged investment
                                        strategy.

   UNDERWRITING SECURITIES            - Except to the extent that the Fund is
                                        deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS                       - Except that purchasing debt obligations,
                                        repurchase agreements and engaging in
                                        securities lending will not be
                                        considered making loans for this
                                        purpose. The Fund may loan securities
                                        valued at up to one-third of its total
                                        assets.

PLEDGING, HYPOTHECATING OR MORTGAGING - Except that collateral arrangements with respect to swap FUND ASSETS agreements,
                                        the writing of options, index, interest
                                        rate, currency or other futures
                                        contracts, options on futures contracts
                                        and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   INVESTING IN SECURITIES ISSUED BY NORTHERN IRELAND COMPANIES
   INVESTING IN SECURITIES ISSUED BY IRANIAN COMPANIES
   INVESTING IN BANKRUPT CORPORATE SECURITIES
   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
     MANAGEMENT
   MAKING SHORT SALES OF SECURITIES

   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS

RESTRICTIONS AND LIMITATIONS

   OTHER INVESTMENT COMPANIES         - The Fund will not invest in other
                                        investment companies, including the GMO
                                        Alpha LIBOR Fund, in reliance on Section
                                        12(d)(1)(G) of the Investment Company
                                        Act of 1940.

   OPTIONS ON SECURITIES              - No more than 10% of the Fund's net
                                        assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).


   ILLIQUID SECURITIES                - No more than 15% of the Fund's net
                                        assets will be invested in illiquid
                                        securities.


DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                    - Except for U.S. government securities,
                                        cash, and money market instruments, the
                                        Fund will not invest more than 25% of
                                        its assets in the securities of a single issuer.

   CONCENTRATION                      - The Fund will not invest more than 25%
                                        of its total assets in a single
                                        industry.

DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN CURRENCY)

   TYPES OF DERIVATIVES               - Options, futures contracts and related
                                        options on bonds or baskets or indexes
                                        of

----------
                  (46) For investment purposes, the Fund may combine futures contracts or options on fixed income securities with cash, cash equivalent investments or other fixed income securities to create "synthetic" bonds.

                  (47) The Fund may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency-denominated security.

                                        securities.

                                      - Options on bonds and other securities.

                                      - Swap contracts, including interest rate
                                        swaps, total return swaps, credit
                                        default swaps and contracts for
                                        differences.

                                      - Structured notes.

   USES OF DERIVATIVES

   HEDGING                            - Traditional Hedging: Bond futures,
                                        related options, Bond options and swap
                                        contracts used to hedge against a market or credit risk already generally present in the Fund.

                                      - Anticipatory Hedging: If the Fund
                                        receives or anticipates significant cash purchase transactions, the fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

   INVESTMENT                         - The Fund may use derivative instruments
                                        (particularly long futures contracts,
                                        related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

   RISK MANAGEMENT -                  - The Fund may use options, futures,
   SYNTHETIC SALES AND PURCHASES        related options and swap contracts to
                                        adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a precursor to actual sales and purchases.

   LIMITATIONS ON THE USE OF
   DERIVATIVES                        - There is no limit on the use of
                                        derivatives for hedging purposes.


                                      - Except when such instruments are used
                                        for bona fide hedging, no more than 5%
                                        of the Fund's net assets will be
                                        committed to initial margin on futures
                                        contracts and time premiums on related
                                        options.

                                      - Counterparties used for OTC derivatives
                                        must have a long-term debt rating of A
                                        or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY
   TRANSACTIONS                       - Buying and selling spot currencies.
                                      - Forward foreign currency contracts.
                                      - Currency futures contracts and related
                                        options.
                                      - Options on currencies.
                                      - Currency swap contracts.

USES OF FOREIGN CURRENCY TRANSACTIONS

   HEDGING                            - Traditional Hedging: The Fund may effect
                                        foreign currency transactions -
                                        generally short forward or futures
                                        contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

                                      - Anticipatory Hedging: When the Fund
                                        enters into a contract for the purchase
                                        or anticipates the need to purchase a
                                        security denominated in a foreign
                                        currency, it may "lock in" the U.S.
                                        dollar price of the security by buying
                                        the foreign currency or through currency forwards or futures.

                                      - Proxy Hedging: The Fund may hedge the
                                        exposure of a given foreign currency by
                                        using an instrument relating to a
                                        different currency, which the Manager
                                        believes is highly correlated to the
                                        currency being hedged.

   INVESTMENT                         - The Fund may enter into currency
                                        forwards or futures contracts in
                                        conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency-denominated securities.

   RISK MANAGEMENT                    - The Fund may use foreign currency
                                        transactions for risk management, which
                                        will permit the Fund to have foreign
                                        currency exposure that is significantly
                                        different than the currency exposure
                                        represented by its portfolio
                                        investments. This may include long and
                                        short exposure to particular currencies
                                        beyond the amount of the Fund's
                                        investment in securities denominated in
                                        that currency.

   LIMITATIONS OF FOREIGN CURRENCY
   TRANSACTIONS                       - The aggregate absolute face value of all
                                        currency forward, currency futures and
                                        currency swap contracts (without regard
                                        to sign and assuming no offset of long
                                        and short positions, and counting both
                                        components of any contract for
                                        differences) will not exceed 50% of the
                                        Fund's total assets.

GMO SHORT-TERM INCOME FUND


ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

The Fund invests directly in securities or indirectly in securities through investment in GMO Alpha LIBOR Fund. You may obtain information about Alpha LIBOR Fund by calling the Trust collect at 617-346-7646.

PERMITTED INVESTMENTS

   GMO Alpha LIBOR Fund                                      -  The Fund seeks to maintain a duration of not greater
   U.S. government securities                                   than two years.
   prime commercial paper
   master demand notes
   certificates of  deposit
   bankers' acceptances
   other bank obligations (including foreign
       branches of domestic banks)
   foreign securities
   repurchase agreements
   adjustable rate securities
   asset backed securities including mortgage-
       backed, CMO's, strips and residuals
   high quality corporate debt securities
       (including those backed by pools of
       commercial or consumer finance loans)
   warrants
   lower-rated securities
   investment companies
   firm commitments (with banks or broker-dealers)
       interest rate/bond futures and related options
       exchange-traded and OTC options on securities
       and indexes (including writing covered options)
   interest rate swap contracts
   total return swap contracts
   contracts for differences
   interest rate caps, floors and collars
   indexed securities
   securities purchased and sold on a
       when-issued or delayed delivery basis

   The Fund may purchase any of the above instruments through firm commitment arrangements with domestic commercial banks and registered broker-dealers. The Fund may enter into repurchase agreements with such banks and broker-dealers with respect to any of the above instruments and with respect to longer term U.S. Government Securities or corporate debt securities rated at least "AA" by S&P or at least "Aa" by Moody's. When the Fund has purchased a security subject to a repurchase agreement, the amount and maturity of the Fund's investment will be determined by reference to the amount and term of the repurchase agreement, not by reference to the underlying security.


PROHIBITED INVESTMENTS AND PRACTICES
   The Fund will not engage in the following practices except as indicated:


   INVEST IN BANKRUPT CORPORATE SECURITIES

   PURCHASING SECURITIES ON MARGIN               -    Except  for  short-term   credits  necessary  for  clearance  of
                                                      transactions.

   BORROWING MONEY                               -    Except that the Fund may temporarily  borrow up to 5% of its net assets from

                                                      banks for the payment of redemptions or settlement of securities
                                                      transactions,   but  not  as  a  leveraged  investment strategy.

   UNDERWRITING SECURITIES                       -    Except to the extent that the Fund is deemed an underwriter  for
                                                      securities   law  purposes  in  connection   with   disposition  of
                                                      portfolio investments.

   MAKING LOANS                                  -    Except that purchasing debt obligations, repurchase agreements and engaging in securities lending will not be considered making loans for this purpose. The Fund may loan securities valued at up to one-third of its total assets.

   PLEDGING, HYPOTHECATING OR                    -    Except regarding  collateral  arrangements  with respect to swap
   MORTGAGING FUND ASSETS                             agreements,  the writing of options,  index, interest rate, currency or other futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities, cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.


   INVESTING IN BANKRUPT CORPORATE SECURITIES
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING SHORT SALES OF SECURITIES
   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING DIRECTLY IN REAL ESTATE
   MAKING INVESTMENT FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
    MANAGEMENT


RESTRICTIONS AND LIMITATIONS

   OTHER INVESTMENT COMPANIES                    -    The Fund will not invest in other investment companies, including the GMO
                                                      Alpha LIBOR Fund, in reliance on Section 12(d)(1)(G) of the Investment Company
                                                      Act of 1940.

   ILLIQUID SECURITIES                           -    No more than 15% of the Fund's net assets  will be  invested  in illiquid securities.

   PRIME COMMERCIAL PAPER/                       -    At the time of direct  investment,  prime  commercial  paper and
    DEMAND NOTES                                      master  demand  notes  must be rated  "A-1" by S&P or  "Prime-1" by
                                                      Moody's or, if unrated, issued by companies having an outstanding debt issue rated at least "AA" by S&P or at least "Aa" by Moody's.

   CONCENTRATION                                 -    The Fund will not invest more than 25% of its total assets in securities of issuers in any one industry, except that up to 100% of the Fund's assets may be invested in obligations issued by banks.

  DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                          -    Options, futures contracts and related options on bonds or baskets or indexes of securities

                                                 -    Options on bonds and other securities

                                                 -    Swap contracts, including interest rate swaps, total return swaps, credit default swaps and contracts for differences

                                                 -    Structured notes

   USES OF DERIVATIVES

   HEDGING                                       -    Traditional  Hedging:   Bond  futures,   related  options,  Bond
                                                      options and swap contracts used to hedge against a market or credit risk already generally present in the Fund.

                                                 -    Anticipatory  Hedging:  If  the  Fund  receives  or  anticipates significant  cash purchase  transactions,  the fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

   INVESTMENT                                    -    The Fund may use derivative instruments (particularly long futures contracts, related options and long swap contracts) in place of investing  directly in securities.

   RISK MANAGEMENT                               -    The Fund may use options,futures, related options and swap contracts to adjust the weight of the Fund to a level the
                                                      Manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a
                                                      precursor to actual sales and purchases.

   LIMITATIONS ON THE USE OF                     -    Counterparties used for OTC derivatives must have a long-term
   DERIVATIVES                                        debt rating of A or higher when the derivative is entered into.
                                                      Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

GMO GLOBAL HEDGED EQUITY FUND

The Global Hedged Equity Fund seeks high total return consistent with minimal exposure to general equity market risk. Although at least 65% of the Fund's total assets will be invested in equity securities either directly or indirectly through investment in other Funds of the Trust as described below ("underlying Funds"), as a result of the Fund's hedging techniques, the Fund expects to create a return more similar to that received by an investment in fixed income securities. The Fund will pursue its investment objective by investing substantially all of its assets in a combination of (i) equity securities, (ii) GMO Domestic Equity Funds and GMO International Equity Funds (including the GMO Emerging Markets Funds) (iii) derivative instruments intended to hedge the value of the Fund's equity securities held directly or through investment in underlying Funds against substantially all of the general movements in the relevant equity market(s), including hedges against substantially all of the changes in the value of the U.S. dollar relative to the currencies represented in the indexes used to hedge general equity market risk and (iv) long interest rate futures contracts intended to adjust the duration of the theoretical fixed income security embedded in the pricing of the derivatives used for hedging the Fund's equity exposure (the "Theoretical Fixed Income Security"). To the extent that the Fund's portfolio strategy is successful, the Fund is expected to achieve a total return consisting of (i) the performance of the Fund's equity securities held directly or through in investment in underlying Funds, relative to the relevant equity market indexes (including appreciation or depreciation of any overweighted currency relative to the currency weighting of the equity hedge), plus or minus (ii) short-term capital gains or losses approximately equal to the total return on the Theoretical Fixed Income Security, plus or minus (iii) capital gains or losses on the Fund's interest rate futures positions, minus (iv) transaction costs and other Fund expenses.

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS
LONG POSITIONS:

EQUITY SECURITIES:                               OTHER EQUITY SECURITIES:
common stocks                                    depository receipts: ADRs, GDRs, EDRs
convertible bonds                                foreign issues traded in the U.S. and abroad
preferred stocks                                 investment companies (open and closed-end)
warrants or rights                               illiquid securities
                                                 144A Securities
GMO FUNDS:(48)                                   restricted securities
U. S. Core Fund                                  equity futures and related options
Tobacco-Free Core Fund                           exchange-traded and OTC Options on securities and Indexes
Value Fund                                       (including writing covered options)
Intrinsic Value Fund                             equity swap contracts
Growth Fund                                      contracts for differences
Small Cap Value Fund                             interest rate futures contracts
Small Cap Growth Fund                            repurchase agreements
REIT Fund
International Core Fund
Currency Hedged International Core Fund
Foreign Fund
International Small Companies Fund
Japan Fund
Emerging Markets Fund
Evolving Countries Fund
Asia Fund
Global Properties Fund

----------
         (48) Investors should review the Summary of Investment Guidelines for each of these underlying Funds in considering investment in the Global Hedged Equity Fund.

-    At least 65% of the Fund's total assets will be invested in or exposed to
     (49) equity securities.

- The Fund will generally invest in at least 125 different common stocks chosen from among the U.S. stocks in which the GMO Core Fund is permitted to invest and stocks traded primarily outside of the United States in which the GMO International Core Fund is permitted to invest. To the extent that the Underlying Funds are used, this requirement is intended to apply to the securities in which the Underlying Funds invest.

- The Fund may invest up to 20% of its total assets in securities of issuers in newly industrialized countries of the type invested in by the GMO Emerging Markets Fund.

- The Fund may invest in the securities identified in this Summary directly or through investment in other Funds of GMO Trust ("Underlying Funds") as set forth above. Thus, the Fund may operate as a Fund of Funds.

 SHORT POSITIONS:                                -    The Fund will enter into short EAFE futures contracts or swap contracts where the Fund pays to the counterparty the positive return of EAFE (or EAFE with a reduced weight in Japan) as a notional invested value, and receives an interest payment and the negative return of the index on such notional amount

                                                 -    The Fund will enter into short futures contracts and/or short swap contracts on the S&P 500 Index or other established U.S. market indexes.

                                                 -    The face value of the futures and swaps will be less than or equal to the value of stocks held long at the time the futures and swaps are implemented.

                                                 -    The Fund may use futures or options to raise the underlying short-term interest rate return up to the return of a 2-year U.S. Treasury note.

                                                 -    Each of the Underlying Funds may make use of derivatives, as described in the
                                                      Investment Guidelines applicable to each such Fund.

  FOREIGN CURRENCY TRANSACTIONS                  -    The Fund may invest in spot currency transactions, forward foreign currency contracts, currency swap contracts, options on currencies, currency futures and related options for hedging purposes only.

  CASH AND MONEY MARKET INSTRUMENTS              -    Any short-term assets held directly will be invested in cash or high quality money market instruments including securities issued by the U.S. government and agencies thereof, bankers' acceptances, commercial paper, bank certificates of deposit and repurchase agreements


  PROHIBITED INVESTMENTS AND PRACTICES
     The Fund will not engage in the following practices except as indicated:

     PURCHASING SECURITIES ON MARGIN             -    Except for short-term credits necessary for clearance of
                                                      transactions.

----------
         (49) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

     BORROWING MONEY                             -    Except that the Fund may temporarily borrow up to 20% of its assets from banks for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

     UNDERWRITING SECURITIES                     -    Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

     MAKING LOANS                                -    Except that purchasing debt obligations, repurchase agreements and engaging in securities lending will not be considered making loans for this purpose. The
                                                      Fund may loan securities valued at up to one-third of its total assets.

     PLEDGING, HYPOTHECATING OR
     MORTGAGING FUND ASSETS                      -    Except that collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.


     INVESTING IN REAL ESTATE
     INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
     PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
     MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
       MANAGEMENT
     MAKING SHORT SALES OF SECURITIES
     SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDICES INVEST IN BANKRUPT CORPORATE SECURITIES

RESTRICTIONS AND LIMITATIONS

     OPTIONS ON SECURITIES                       -    No more than 5% of the Fund's net assets will be invested
                                                      in time premiums on options on particular securities
                                                      (as opposed to options on indexes).

     ILLIQUID SECURITIES                         -    No more than 15% of the Fund's net assets will be
                                                      invested in illiquid securities.

     INVESTMENT IN INSURANCE COMPANIES           -    The Fund will not purchase more than 10% of the total
                                                      outstanding voting stock of any insurance company
                                                      (including foreign insurance companies).

     INVESTMENT IN SECURITIES ISSUED             -    Equity: The Fund will not purchase more than 5% of any
     BY BROKERS, DEALERS, UNDERWRITERS                class of stock of a broker, dealer, underwriter or
     AND INVESTMENT ADVISERS                          investment adviser.

                                                 -    Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                                 -    Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser. The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                  This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION

     DIVERSIFICATION                             -    Except for U.S. government securities, shares of other investment companies, cash, money market instruments and shares of the Underlying Funds, the Fund will not invest in any one security to an extent greater than 5 percentage points over that security's weighting in the Fund's benchmark.

     CONCENTRATION                               -    The Fund will not invest more than 25% of its total assets in securities of issuers in any one industry.

FOREIGN CURRENCY TRANSACTIONS

     TYPES OF FOREIGN CURRENCY TRANSACTIONS      -    Buying and selling spot currencies
                                                 -    Forward foreign currency contracts
                                                 -    Currency futures contracts and related options
                                                 -    Options on currencies
                                                 -    Currency swap contracts

     USES OF FOREIGN CURRENCY TRANSACTIONS

     HEDGING                                     -    Traditional Hedging: The Fund may effect foreign currency transactions -
                                                      generally short forward or futures contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S.
                                                      dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

                                                 -    Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency which the Manager believes is highly correlated to the currency being hedged.

     INVESTMENT                                  -    The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

     RISK MANAGEMENT                             -    Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This may include long exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

     LIMITATIONS OF FOREIGN CURRENCY             -    The Fund's aggregate net foreign currency exposure, assuming full offset
     TRANSACTIONS                                     of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's securities are denominated.

                                                 -    The Fund will not be net short in any foreign currency, except that, when the
                                                      Fund is attempting to hedge all or nearly all of its exposure to a particular currency, changes in the market value of foreign equities may cause the Fund to be temporarily net short in the currency. Such temporary net short positions will not exceed 1% of the Fund's assets.

GMO INFLATION INDEXED BOND FUND

ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS

   At least 65% of the Fund's total assets will be comprised of inflation indexed bonds. A bond is "linked" to general measures of inflation if, by the bond's terms, principal or interest components change with general movements of inflation in the country of issue. The fund may invest in the following types of securities. The Fund invests directly in securities or indirectly in securities through investment in GMO Alpha LIBOR Fund. You may obtain information about Alpha LIBOR Fund by calling the Trust collect at 617-346-7646.

   securities issued by federal, state, local       securities purchased and sold on a when-issued or delayed delivery basis
      and foreign governments                       indexed securities
   convertible bonds                                firm commitments (with banks or broker-dealers)
   fixed income securities of private issuers       interest rate/bond futures and related options
   depository receipts: ADRs, GDRs, EDRs            exchange-traded and OTC Options on securities and indexes
   foreign issues traded in the U.S. and abroad         (including writing covered options)
   investment companies (open & closed-end)         interest rate swap contracts
   preferred stock                                  total return swap contracts
   illiquid securities                              contracts for differences
   144A securities                                  credit default swaps
   restricted securities                            interest rate caps, floors and collars
   repurchase agreements                            asset-backed securities including mortgage-backed, CMOs, strips
   reverse repurchase agreements                        and residuals
   adjustable rate securities                       loan participations (and other direct debt)
   zero coupon securities                           lower-rated securities
   GMO Alpha LIBOR Fund                             warrants

                                                    Commercial paper and other high quality cash equivalents and money market instruments of the type invested in by GMO Short-Term Income Fund.

   FOREIGN CURRENCY TRANSACTIONS                 -    The Fund may invest in spot currency transactions, forward currency contracts, currency swap contracts, options on
                                                      currencies, currency futures and related options.

                                                 -    The Fund may also use synthetic bonds (50) and synthetic foreign currency denominated securities (51) to approximate desired risk/return profiles.

PROHIBITED INVESTMENTS AND PRACTICES
   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN               -    Except for short-term credits necessary for clearance of
                                                      transactions.

   BORROWING MONEY                               -    Except that the Fund may temporarily borrow up to 20% of its net assets from banks for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES                       -    Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

----------
         (50) For investment purposes, the Fund may combine futures contracts or options on fixed income securities with cash, cash equivalent investments or other fixed income securities to create "synthetic" bonds.

         (51) The Fund may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security.

   MAKING LOANS                                  -    Except that purchasing debt obligations, repurchase agreements and engaging in securities lending will not be considered making loans for this purpose. The
                                                      Fund may loan securities valued at up to one-third of its total assets.

   PLEDGING, HYPOTHECATING OR                    -    Except regarding collateral arrangements with respect to
   MORTGAGING FUND ASSETS                             swap agreements, the writing of options, index, interest rate, currency or other futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   DEBT SECURITIES OF EMERGING COUNTRIES
   INVESTMENT IN BANKRUPT CORPORATE SECURITIES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
     MANAGEMENT
   MAKING SHORT SALES ON SECURITIES
   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDICES

RESTRICTIONS AND LIMITATIONS

   OTHER INVESTMENT COMPANIES                    -    The Fund will not invest in other investment companies, including the GMO
                                                      Alpha LIBOR Fund, in reliance on Section 12(d)(1)(G) of the Investment Company
                                                      Act of 1940.

   OPTIONS ON SECURITIES                         -    No more than 10% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes)

   ILLIQUID SECURITIES                           -    No more than 15% of the Fund's net assets will be invested in illiquid securities.

CONCENTRATION

   CONCENTRATION                                 -    The Fund will not invest more than 25% of its total assets in securities of issuers in a single industry.

DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                          -    Options, futures contracts and related options on bonds or baskets or indexes of securities

                                                 -    Options on bonds and other securities

                                                 -    Swap contracts, including interest rate swaps, total return swaps, credit default swaps and contracts for differences

                                                 -    Structured notes

   USES OF DERIVATIVES (OTHER THAN
   FOREIGN CURRENCY)

   HEDGING                                       -    Traditional Hedging: Bond futures, related options, Bond options and swap contracts used to hedge against a market or credit risk already generally present in the Fund.

                                                 -    Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

   RISK MANAGEMENT                               -    The Fund may use options, futures, related options and swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a precursor to actual sales and purchases.

   LIMITATIONS ON THE USE OF DERIVATIVES         -    Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS        -    Buying and selling spot currencies
                                                 -    Forward foreign currency contracts
                                                 -    Currency futures contracts and related options
                                                 -    Options on currencies
                                                 -    Currency swap contracts

   USES OF FOREIGN CURRENCY
   TRANSACTIONS

   HEDGING                                       -    Traditional Hedging: The Fund may effect foreign currency transactions -
                                                      generally short forward or futures contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S.
                                                      dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

                                                 -    Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.

                                                 -    Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency which the Manager believes is highly correlated to the currency being hedged.

   INVESTMENT                                    -    The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities

   RISK MANAGEMENT                               -    The Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments.
                                                      This may include long and short exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

ASSET ALLOCATION FUND

GMO U.S. SECTOR FUND


ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED. EXCEPT AS OTHERWISE INDICATED, NUMERICAL AND PERCENTAGE LIMITATIONS ARE EXPRESSED AS A PERCENTAGE OF THE FUND'S TOTAL ASSETS.

PERMITTED INVESTMENTS

EQUITY SECURITIES:                                -   At least 65% of the Fund's total assets will be
   domestic common stocks                             invested in or exposed to (52) domestic common stocks.
   convertible securities                         -   The U.S. Sector Fund may invest in the securities
   securities of foreign issuers (traded on           identified in this document directly or through investment in
      U.S. exchanges)                                 other Funds of GMO Trust ("Underlying Funds").  Thus, the

                                                      Fund may operate as a Fund-of-Funds.  The Fund may invest in any of the following underlying Funds:
OTHER EQUITY SECURITIES:
   depository receipts
   illiquid securities                                                GMO U.S. Core Fund
   144A securities                                                    GMO Growth Fund
   restricted securities                                              GMO Value Fund
   futures and related options on                                     GMO Intrinsic Value Fund
       securities and indexes                                         GMO Small Cap Growth Fund
   REITs                                                              GMO REIT Fund
   exchange-traded and OTC options on
      securities and indexes
      (including writing covered options)
   equity swap contracts                            Investors should review the Investment Guidelines for each of
   contracts for differences                        these underlying Funds in considering investment in the U.S.
   warrants or rights                               Sector Fund.
   repurchase agreements
   investment companies (open and closed end)

CASH AND MONEY MARKET INSTRUMENTS                 -   The Fund will not normally have greater than 5% of its net
   Any short-term assets will be invested in           assets exposed to cash and money market instruments.  This
   cash or high quality money market                   limitation does not include cash and money market instruments in
   instruments including securities issued by          margin accounts or otherwise covering exposure achieved through
   the U.S. government and agencies thereof,           derivative instruments ("equitized cash").
   bankers' acceptances, commercial paper, bank
   certificates of deposit and repurchase
   agreements

PROHIBITED INVESTMENTS AND PRACTICES
   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN                -   Except for short-term credits necessary for clearance of
                                                      transactions

   BORROWING MONEY                                -   Except that the Fund may temporarily borrow up to 20% of its net assets from banks for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES                        -   Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

----------
         (52) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   MAKING LOANS                                  -    Except that purchasing debt obligations, repurchase agreements and engaging in securities lending will not be considered making loans for this purpose. The
                                                      Fund may loan securities valued at up to one-third of its total assets.

   PLEDGING, HYPOTHECATING OR                    -    Except that collateral arrangements with respect to swap agreements, the
   MORTGAGING FUND ASSETS                             writing of options, stock index, interest rate, currency or other futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.


   SELLING UNCOVERED PUT OR CALL OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
   MANAGEMENT
   MAKING SHORT SALES OF SECURITIES


RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES                         -    No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

   ILLIQUID SECURITIES                           -    No more than 15% of the Fund's net assets will be invested in illiquid securities.

   INVESTMENT IN INSURANCE COMPANIES             -    The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY            -    Equity: The Fund will not purchase more than 5% of any class
   BROKERS, DEALERS, UNDERWRITERS AND                 of stock of a broker, dealer, underwriter or investment adviser.
   INVESTMENT ADVISERS
                                                 -    Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

                                                 -    Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser. The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

                                                 -    This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                               -    Except for U.S. Government securities, cash, and money market instruments, the
                                                      Fund will not invest in any one security to an extent greater than 5 percentage points over that security's weighting in the Fund's benchmark.

                                                 -   The Fund will not purchase more than 10% of the outstanding securities of any issuer.

                                                 -    The Fund will be invested in the securities of at least 125 issuers, when the securities held by the Underlying Funds are counted for this purpose.

   CONCENTRATION                                 -    The Fund will not invest more than 25% of its total assets in securities of issuers in any one industry.

DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                          -    Options, futures contracts and related options on
                                                      securities indexes.

                                                 -    Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.

                                                 -    Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities.

                                                 -    Contracts for differences:equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES

   HEDGING                                       -    Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund. (53)

                                                 -    Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT                                    -    The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. This will include using equity derivatives to "equitize" cash balances held by the Fund. The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.

   RISK MANAGEMENT -                             -    The Fund may use equity futures, related options and equity
   SYNTHETIC SALES AND PURCHASES                      swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual markets, sectors and equities.
                                                      Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio)
                                                      in combination with a long futures contract on another index (to synthetically
                                                      "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

----------
         (53) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

   LIMITATIONS ON THE USE OF DERIVATIVES         -    There is no limit on the use of derivatives for hedging
                                                      purposes.

                                                 -    When long futures contracts and long equity swaps are used for investment, the
                                                      Fund will maintain an amount of cash or liquid securities equal to the face value of all such long derivative positions. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover a new long derivative exposure.

                                                 -    The net long equity exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

                                                  -   Except when such instruments are used for bona fide hedging, no more than 5%
                                                      of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

                                                 -    Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

                   COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

COMMERCIAL PAPER RATINGS

Commercial paper ratings of Standard & Poor's are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Commercial paper rated A-2 by Standard & Poor's indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 indicates capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement of relatively high financial leverage. Adequate alternative liquidity is maintained.

CORPORATE DEBT RATINGS

Standard & Poor's. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The following is a summary of the ratings used by Standard & Poor's for corporate debt:

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C -- The rating C is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's. The following is a summary of the ratings used by Moody's for corporate debt:

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

     3.   There is lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1 and B1.

                              FINANCIAL STATEMENTS

         The Trust's audited financial statements for the fiscal year ended February 29, 2000 included in the Trust's Annual Reports and filed with the Securities and Exchange Commission pursuant to Section 30(d) of the 1940 Act and the rules promulgated thereunder, are (with the exception of the financial statements relating to the Pelican Fund, the Fundamental Value Fund, the GMO Tax-Managed U.S. Equities Fund, the GMO Tax-Managed International Equities Fund, the GMO Tax-Managed Small Companies Fund and the Alpha LIBOR Fund) hereby incorporated in this Statement of Additional Information by reference.

                                    GMO TRUST
                          SPECIMEN PRICE-MAKE-UP SHEETS

         Following are computations of the total offering price per share for each class of shares of each Fund of the Trust (except for the Pelican Fund, Fundamental Value Fund, the Alpha LIBOR Fund and the Tax-Managed Funds) offering shares of beneficial interest as of February 29, 2000, in each case based upon their respective net asset values and shares of beneficial interest outstanding at the close of business on February 29, 2000.

---------------------------------------------------------------------------------------------------------------------
U.S. Core Fund-Class II
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $16.62 per share based on 5,720,143 shares of                      $95,041,041
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($16.62 x 100/99.86) *                                                                      $16.64
---------------------------------------------------------------------------------------------------------------------
U.S. Core Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $16.63 per share based on 97,625,347 shares of                  $1,623,733,870
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($16.63 x 100/99.86)*                                                                       $16.65
---------------------------------------------------------------------------------------------------------------------
U.S. Core Fund-Class IV
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $16.62 per share based on 80,829,331 shares of                  $1,343,460,468
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
  Offering Price ($16.62 x 100/99.86)*                                                                        $16.64
---------------------------------------------------------------------------------------------------------------------
Tobacco-Free Core Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $14.35 per share based on 22,424,824 shares of                    $321,785,694
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
  Offering Price ($14.35 x 100/99.86)*                                                                        $14.37
---------------------------------------------------------------------------------------------------------------------
Value Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $7.98 per share based on 22,348,335 shares of                     $178,329,485
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($7.98 x 100/99.86) *                                                                        $7.99
---------------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $8.79 per share based on 4,396,330 shares of                       $38,649,888
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($8.79 x 100/99.86)                                                                          $8.80
---------------------------------------------------------------------------------------------------------------------
Growth Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $4.95 per share based on 41,348,373 shares of                     $204,661,796
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($4.95 x 100/99.86)*                                                                         $4.96
---------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $12.41 per share based on 21,422,932 shares of                    $265,777,543
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($12.41 x 100/99.50)*                                                                       $12.47
---------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $16.87 per share based on                                         $137,289,809
---------------------------------------------------------------------------------------------------------------------

--------
     * Represents maximum offering price charged on certain cash purchases. See "How to Purchase Shares" in the Prospectus.

---------------------------------------------------------------------------------------------------------------------
8,138,248 shares of beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($16.87 x 100/99.50) *                                                                      $16.95
---------------------------------------------------------------------------------------------------------------------
REIT Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $8.26 per share based on 14,581,930 shares of                     $120,507,582
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($8.26 x 100/99.50) *                                                                        $8.30
---------------------------------------------------------------------------------------------------------------------
International Core Fund-Class II
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $20.85 per share  based on 1,015,155 shares of                     $21,162,422
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($20.85 x 100/99.40)*                                                                       $20.98
---------------------------------------------------------------------------------------------------------------------
International Core Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $20.91 per share based on 86,087,007 shares of                  $1,799,928,594
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($20.91 x 100/99.40)*                                                                       $21.04
---------------------------------------------------------------------------------------------------------------------
International Core Fund-Class IV
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $20.90 per share based on 13,968,183 shares of                    $291,894,074
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($20.90 x 100/99.40)*                                                                       $21.03
---------------------------------------------------------------------------------------------------------------------
Currency Hedged International Core Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $10.04 per share based on 7,474,417 shares of                      $75,053,739
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($10.04 x 100/99.40)*                                                                       $10.10
---------------------------------------------------------------------------------------------------------------------
Currency Hedged International Core Fund-Class IV
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $10.03 per share based on 5,235,942 shares of                      $52,526,345
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($10.03 x 100/99.40)*                                                                       $10.09
---------------------------------------------------------------------------------------------------------------------
Foreign Fund-Class II
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $13.14 per share based on 4,586,703 shares of                      $60,278,431
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price                                                                                             $13.14
---------------------------------------------------------------------------------------------------------------------
Foreign Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $13.16 per share based on 77,702,492 shares of                  $1,022,498,368
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price                                                                                             $13.16
---------------------------------------------------------------------------------------------------------------------
Foreign Fund-Class IV
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $13.16 per share based on 10,726,851 shares of                    $141,175,192
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price                                                                                             $13.16
---------------------------------------------------------------------------------------------------------------------
International Small Companies Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $11.54 per share based on 15,022,947 shares of                    $173,361,762
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($11.54 x 100/99.00)*                                                                       $11.66
---------------------------------------------------------------------------------------------------------------------
Japan Fund-Class III
---------------------------------------------------------------------------------------------------------------------

--------
     * Represents maximum offering price charged on certain cash purchases. See "How to Purchase Shares" in the Prospectus.

---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $7.79 per share based on 1,766,891 shares of                       $13,768,335
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($7.79 x 100/99.80)*                                                                         $7.81
---------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund-Class III
---------------------------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $11.16 per share based on 65,146,733 shares of                     $727,197,185
beneficial interest outstanding
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($11.16 x 100/98.40) *                                                                      $11.34
---------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund-Class IV
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $11.16 per share based on 43,047,210 shares of                    $480,207,830
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($11.16 x 100/98.40)*                                                                       $11.34
---------------------------------------------------------------------------------------------------------------------
Evolving Countries Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $11.41 per share based on 5,714,403 shares of                      $65,190,871
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($11.41 x 100/98.40) *                                                                      $11.60
---------------------------------------------------------------------------------------------------------------------
Asia Fund-Class III
---------------------------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $12.35 per share based on 9,650,804 shares of                      $119,218,049
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
  Offering Price ($12.35 x 100/98.80) *                                                                       $12.50
---------------------------------------------------------------------------------------------------------------------
Global Hedged Equity Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $7.72 per share based on 6,051,274 shares of                       $46,718,431
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($7.72 x 100/99.49) *                                                                        $7.76
---------------------------------------------------------------------------------------------------------------------
Domestic Bond Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $9.23 per share based on 17,825,718 shares of                     $164,457,231
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price                                                                                              $9.23
---------------------------------------------------------------------------------------------------------------------
U.S. Bond/Global Alpha A Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $9.64 per share based on 12,472,150 shares of                     $120,276,173
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($9.64 x 100/99.85) *                                                                        $9.65
---------------------------------------------------------------------------------------------------------------------
U.S. Bond/Global Alpha B Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $6.90 per share based on 22,907,101 shares of                     $158,153,534
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($6.90 x 100/99.85) *                                                                        $6.91
---------------------------------------------------------------------------------------------------------------------
International Bond Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $9.19 per share based on 15,816,518 shares of                     $145,373,188
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($9.19 x 100/99.85)*                                                                         $9.20
---------------------------------------------------------------------------------------------------------------------
Currency Hedged International Bond Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $9.70 per share based on 29,210,729 shares of                     $283,339,666
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($9.70 x 100/99.85) *                                                                        $9.71
---------------------------------------------------------------------------------------------------------------------

--------
     * Represents maximum offering price charged on certain cash purchases. See "How to Purchase Shares" in the Prospectus.

---------------------------------------------------------------------------------------------------------------------
Global Bond Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $9.41 per share based on 19,426,265 shares of                     $182,730,115
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($9.41 x 100/99.85)*                                                                         $9.42
---------------------------------------------------------------------------------------------------------------------
Emerging Country Debt Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $8.74 per share based on 43,309,512 shares of                     $378,593,292
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($8.74 x 100/99.50)*                                                                         $8.78
---------------------------------------------------------------------------------------------------------------------
Emerging Country Debt Fund-Class IV
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $8.74 per share based on 62,483,099 shares of                     $545,868,702
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($8.74 x 100/99.50)*                                                                         $8.78
---------------------------------------------------------------------------------------------------------------------
Short-Term Income Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $9.62 per share based on 4,520,663 shares of                       $43,491,163
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price                                                                                              $9.62
---------------------------------------------------------------------------------------------------------------------
Inflation Indexed Bond Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $9.72 per share based on 5,344,578 shares of                       $51,950,841
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($9.72 x 100/99.90) *                                                                        $9.73
---------------------------------------------------------------------------------------------------------------------
Emerging Country Debt Share Fund - Class III
---------------------------------------------------------------------------------------------------------------------
  Net Assets at Value (Equivalent to $8.70 per share based on 9,918,037 shares of                        $86,280,076
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
  Offering Price                                                                                               $8.70
---------------------------------------------------------------------------------------------------------------------
International Equity Allocation Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $9.87 per share based on 7,703,655 shares of                       $76,046,848
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($9.87 x 100/99.17) *                                                                        $9.95
---------------------------------------------------------------------------------------------------------------------
World Equity Allocation Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $8.96 per share based on 1,209,140 shares of                       $10,834,129
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($8.96 x 100/99.36)*                                                                         $9.02
---------------------------------------------------------------------------------------------------------------------
Global (U.S.+) Equity Allocation Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $9.49 per share based on 3,863,392 shares of                       $36,668,844
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($9.49 x 100/99.56) *                                                                        $9.53
---------------------------------------------------------------------------------------------------------------------
Global Balanced Allocation Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $10.78 per share based on 11,050,953 shares of                    $119,074,589
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($10.78 x 100/99.65)*                                                                       $10.82
---------------------------------------------------------------------------------------------------------------------
U.S. Sector Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $4.84 per share based on 330,928 shares of                          $1,602,492
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($4.84 x 100/99.85)*                                                                         $4.85
---------------------------------------------------------------------------------------------------------------------

--------
     * Represents maximum offering price charged on certain cash purchases. See "How to Purchase Shares" in the Prospectus.


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